As filed with the Securities and Exchange Commission on April 11, 2003.

------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NOS. 2

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 31

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400

         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent For Service)

                        Copies of all communications to:

Joseph P. Rath, Esquire                           Joseph P. Rath, Esquire
Allstate Life Insurance Company                   ALFS, Inc.
3100 Sanders Road, Suite J5B                      3100 Sanders Road, Suite J5B
Northbrook, IL 60062                              Northbrook, IL 60062


Date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life and Annuity Company Separate Account A under deferred variable annuity contracts.

AIM LIFETIME AMERICA VARIABLE ANNUITY SERIES

AIM LIFETIME AMERICA CLASSIC/SM/

AIM LIFETIME AMERICA REGAL/SM/

AIM LIFETIME AMERICA FREEDOM/SM/

GLENBROOK LIFE AND ANNUITY COMPANY
P.O. BOX 94039, PALATINE, IL 60094-4039
TELEPHONE NUMBER: 1-800-776-6978                   PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK LIFE", "WE", OR "US") is offering the following group and individual flexible premium deferred variable annuity contracts ("CONTRACT" or "OPTION"). Contract or Option as used in this prospectus refers to one of the following 3 variable annuity options:

AIM LIFETIME AMERICA CLASSIC/SM/          AIM LIFETIME AMERICA REGAL/SM/
          AIM LIFETIME AMERICA FREEDOM/SM/

All three of these options are available to you.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), and 18 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Series II Shares):

AIM V.I. AGGRESSIVE GROWTH FUND                                                AIM V.I. GLOBAL UTILITIES FUND
AIM V.I. BALANCED FUND                                                         AIM V.I. GOVERNMENT SECURITIES FUND
AIM V.I. BASIC VALUE FUND                                                      AIM V.I. GROWTH FUND
AIM V.I. BLUE CHIP FUND                                                        AIM V.I. HIGH YIELD FUND
AIM V.I. CAPITAL APPRECIATION FUND                                             AIM V.I. INTERNATIONAL GROWTH FUND**
AIM V.I. CAPITAL DEVELOPMENT FUND                                              AIM V.I. MID CAP CORE EQUITY FUND ***
AIM V.I. CORE EQUITY FUND*                                                     AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                                          AIM V.I. NEW TECHNOLOGY FUND
AIM V.I. DIVERSIFIED INCOME FUND                                               AIM V.I. PREMIER EQUITY FUND****


*Effective May 1, 2002, the Fund changed its name from AIM V.I. Growth and
   Income Fund to AIM V.I. Core Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

**Effective May 1, 2002, the Fund changed its name from AIM V.I. International
   Equity Fund to AIM V.I. International Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund

***Effective May 1, 2002, the Fund changed its name from AIM V.I. Mid Cap Equity
   Fund to AIM V.I. Mid Cap Core Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

****Effective May 1, 2002, the Fund changed its name from AIM V.I. Value Fund to
   AIM V.I. Premier Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

IMPORTANT NOTICES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE INVESTMENT IN THE CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT FDIC INSURED.








                                       1 PROSPECTUS

Glenbrook has filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 47 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's web site.












                                       2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
IMPORTANT TERMS                                                               4
--------------------------------------------------------------------------------
     Overview of the Contract Options
--------------------------------------------------------------------------------
     The Contract At A Glance                                                 6
--------------------------------------------------------------------------------
     How the Contract Works                                                   8
--------------------------------------------------------------------------------
     Expense Table                                                            9
--------------------------------------------------------------------------------
     Financial Information                                                   16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
     The Contract                                                            17
--------------------------------------------------------------------------------
     Purchases                                                               19
--------------------------------------------------------------------------------
     Contract Value                                                          20
--------------------------------------------------------------------------------
     Investment Alternatives
--------------------------------------------------------------------------------
           The Variable Sub-Accounts                                         21
--------------------------------------------------------------------------------
           The Fixed Account Options                                         22
--------------------------------------------------------------------------------
           Transfers                                                         25
--------------------------------------------------------------------------------
     Expenses                                                                26
--------------------------------------------------------------------------------
     Access To Your Money                                                    29
--------------------------------------------------------------------------------
     Income Payments                                                         30
--------------------------------------------------------------------------------
  Death Benefits                                                             33
--------------------------------------------------------------------------------

                                                                           PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
     More Information:                                                       38
--------------------------------------------------------------------------------
     Glenbrook Life                                                          38
--------------------------------------------------------------------------------
     The Variable Account                                                    38
--------------------------------------------------------------------------------
     The Funds
--------------------------------------------------------------------------------
     The Contract                                                            40
--------------------------------------------------------------------------------
     Qualified Plans                                                         40
--------------------------------------------------------------------------------
     Legal Matters                                                           40
--------------------------------------------------------------------------------
     Taxes                                                                   40
--------------------------------------------------------------------------------
     Annual Reports and Other Documents                                      43
--------------------------------------------------------------------------------
     Investment Performance                                                  44
--------------------------------------------------------------------------------
APPENDIX A- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLE                                 45
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT           47
--------------------------------------------------------------------------------
APPENDIX D- AIM LIFETIME AMERICA/SM/ VA SERIES CONTRACT COMPARISON CHART     48
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                        49
--------------------------------------------------------------------------------













                                       3 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                           PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                            8
--------------------------------------------------------------------------------
Accumulation Unit                                                        16, 20
--------------------------------------------------------------------------------
Accumulation Unit Value                                                  16, 20
--------------------------------------------------------------------------------
Anniversary Value                                                            34
--------------------------------------------------------------------------------
Annuitant                                                                    17
--------------------------------------------------------------------------------
Automatic Additions Program                                                  19
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                      25
--------------------------------------------------------------------------------
Beneficiary                                                                  17
--------------------------------------------------------------------------------
Cancellation Period                                                       6, 19
--------------------------------------------------------------------------------
Contingent Beneficiary                                                       17
--------------------------------------------------------------------------------
*Contract                                                                    17
--------------------------------------------------------------------------------
Contract Anniversary                                                          7
--------------------------------------------------------------------------------
Contract Owner ("You")                                                       16
--------------------------------------------------------------------------------
Contract Value                                                                7
--------------------------------------------------------------------------------
Contract Year                                                                 7
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                    33
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                25
--------------------------------------------------------------------------------
Due Proof of Death                                                           33
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Rider                                        35
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                 34
--------------------------------------------------------------------------------
Excess-of-Earnings Withdrawal                                                35
--------------------------------------------------------------------------------
Fixed Account Options                                                        22
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                       27
--------------------------------------------------------------------------------

                                                                           PAGE

--------------------------------------------------------------------------------
Funds                                                                        38
--------------------------------------------------------------------------------
Glenbrook ("We" or "Us")                                                     38
--------------------------------------------------------------------------------
Guarantee Periods                                                            22
--------------------------------------------------------------------------------
Guaranteed Income Benefit                                                    32
--------------------------------------------------------------------------------
Guaranteed Maturity Fixed Account                                            29
--------------------------------------------------------------------------------
Income Base                                                                  32
--------------------------------------------------------------------------------
Income Benefit Rider                                                         32
--------------------------------------------------------------------------------
Income Plan                                                                  30
--------------------------------------------------------------------------------
In-Force Premium                                                             35
--------------------------------------------------------------------------------
Investment Alternatives                                                       7
--------------------------------------------------------------------------------
Issue Date                                                                    8
--------------------------------------------------------------------------------
Market Value Adjustment                                                   7, 24
--------------------------------------------------------------------------------
Payout Phase                                                                  8
--------------------------------------------------------------------------------
Payout Start Date                                                         8, 30
--------------------------------------------------------------------------------
Primary Beneficiary                                                          17
--------------------------------------------------------------------------------
Qualified Contracts                                                          42
--------------------------------------------------------------------------------
Rider Date                                                                   17
--------------------------------------------------------------------------------
SEC                                                                           1
--------------------------------------------------------------------------------
Settlement Value                                                             33
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                29
--------------------------------------------------------------------------------
Valuation Date                                                               19
--------------------------------------------------------------------------------
Variable Account                                                             38
--------------------------------------------------------------------------------
Variable Sub-Account                                                         21
--------------------------------------------------------------------------------


*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "CONTRACT" in this prospectus include certificates, unless the context requires otherwise. References to "CONTRACT" also include all three Contract options listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                       4 PROSPECTUS

OVERVIEW OF THE CONTRACT OPTIONS
--------------------------------------------------------------------------------

There are 3 options that offer many of the same basic features and benefits. They differ with respect to the charges imposed, as follows:

The AIM LIFETIME AMERICA CLASSIC/SM/ has a mortality and expense risk charge of 1.20%, an administrative charge of 0.10% and a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

The AIM LIFETIME AMERICA REGAL/SM/ has a mortality and expense risk charge of 1.35%, an administrative charge of 0.10% and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

The AIM LIFETIME AMERICA FREEDOM/SM/ has a mortality and expense risk charge of 1.40%, an administrative charge of 0.10% with no withdrawal charge.

Other differences among the Options relate to available Fixed Account Options and available withdrawal charge waivers. For side-by-side comparison of these differences, please turn to Appendix D of this prospectus.




                                       5 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase a Contract with as little as $10,000
                                ($10,000 for "QUALIFIED CONTRACTS", which are Contracts
                                issued within Qualified Plans). You can add to your
                                Contract as often and as much as you like, but each
                                payment must be at least $500 ($100 for automatic
                                Purchase Payments to the Variable Investment Options).
                                You must maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------
RIGHT TO CANCEL                 You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require
                                ("CANCELLATION PERIOD"). Upon cancellation, we will
                                return your purchase payments adjusted, to the extent
                                federal or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account. The adjustment will reflect the deduction of
                                mortality and expense risk charges and administrative
                                expense charges.
---------------------------------------------------------------------------------------
EXPENSES                        Each Fund pays expenses that you will bear indirectly
                                if you invest in a Variable Sub-account. In addition,
                                you will bear the following expenses:

                                AIM LIFETIME AMERICA CLASSIC/S//M/ Option

                                Annual mortality and expense risk charge equal to 1.20%
                                of average daily net assets.

                                Annual administrative charge equal to 0.10% of average
                                daily net assets.

                                Withdrawal charges ranging from 0% to 7% of purchase
                                payments withdrawn (with certain exceptions).

                                AIM LIFETIME AMERICA REGAL/SM/ Option

                                Annual Mortality and Expense Risk Charge equal to 1.35%
                                of average daily net assets.

                                Annual Administrative Charge equal to 0.10% of average
                                daily net assets.

                                Withdrawal Charges ranging from 0% to 7% of Purchase
                                Payments withdrawn (with certain exceptions).

                                AIM LIFETIME AMERICA FREEDOM/SM/ Option

                                Annual Mortality and Expense Risk Charge equal to 1.40%
                                of average daily net assets.

                                Annual Administrative Charge equal to 0.10% of average
                                daily net assets.
---------------------------------------------------------------------------------------
ALL OPTIONS                     If you select the ENHANCED DEATH BENEFIT RIDER Option
                                you would pay an additional mortality and expense risk
                                charge of 0.25%.

                                If you select the ENHANCED EARNINGS DEATH BENEFIT RIDER
                                Option you would pay an additional Mortality and
                                Expense Risk Charge of 0.15%, 0.25% or 0.35% (depending
                                on the age of the oldest Owner on the date we receive
                                the completed application or request to add the option,
                                whichever is later).

                                If you select the INCOME BENEFIT RIDER Option you would
                                pay an additional Mortality and Expense Risk Charge of
                                0.30%.

                                Transfer fee equal to $25 after the 12th Transfer in
                                any Contract Year.

                                State premium tax (if your state imposes one).
---------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES         Each Contract offers several Investment Alternatives
                                including:

                                .up to 3 Fixed Account Options (which credit interest
                                  at rates we guarantee)

                                .18 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by A I M
                                  Advisors, Inc.

                                TO FIND OUT CURRENT RATES BEING PAID OR AVAILABILITY OF
                                THE FIXED ACCOUNT OPTIONS OR HOW THE VARIABLE
                                SUB-ACCOUNTS HAVE PERFORMED, PLEASE CALL US AT
                                1-800-776-6978.
---------------------------------------------------------------------------------------

                                       6 PROSPECTUS


SPECIAL SERVICES                For your convenience, we offer these Special Services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose FIXED INCOME PAYMENTS, VARIABLE INCOME
                                PAYMENTS, or a combination of the two. You can receive
                                your Income Payments in one of the following ways:

                                . LIFE INCOME WITH GUARANTEED PAYMENTS

                                .a "JOINT AND SURVIVOR" Life Income With Guaranteed
                                  Payments

                                .
                                  GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD of 5 to 30
                                  years (absolute maximum of 50 years at certain ages).

                                We offer an Income Benefit Rider that allows you to
                                lock in a dollar amount that you can apply towards
                                Fixed Income.
---------------------------------------------------------------------------------------
DEATH BENEFITS                  If you or the ANNUITANT (if the Contract is owned by a
                                non-natural person) die before the PAYOUT START DATE,
                                we will pay the death benefit described in the
                                Contract. We also offer an ENHANCED DEATH BENEFIT RIDER
                                and an ENHANCED EARNINGS DEATH BENEFIT RIDER.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract value ("CONTRACT VALUE") among the Investment
                                Alternatives, with certain restrictions. A charge may
                                apply after the 12th Transfer in each Contract Year
                                ("CONTRACT YEAR"), which we measure from the date we
                                issue your Contract or a Contract Anniversary.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                anytime prior to the Payout Start Date. In general, you
                                must withdraw at least $50 at a time. Full or partial
                                withdrawals are available under limited circumstances
                                on or after the Payout Start Date. Withdrawals taken
                                prior to annuitization (referred to in this prospectus
                                as the Payout Phase) are generally considered to come
                                from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT also may apply.
---------------------------------------------------------------------------------------




                                      7 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 30. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "DEATH BENEFITS."

You buy You save for You elect to receive You can receive Or you can a Contract retirement income payments or income payments receive income receive a lump for a set period payments for sum payment life

Please call us at 1-800-776-6978 if you have any questions about how the Contract works.




                                       8 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "EXPENSES," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES (WITHDRAWAL CHARGE AS A PERCENTAGE OF PURCHASE PAYMENTS)*

Number of Complete Years Since We
 Received the Purchase Payment Being   0    1    2    3    4    5    6     7+
 Withdrawn
-------------------------------------------------------------------------------
Applicable Charge AIM LIFETIME         7%   7%   7%   6%   5%   4%   3%    0%
 AMERICA CLASSIC/SM// /
-------------------------------------------------------------------------------
Applicable Charge AIM LIFETIME         7%   6%   6%   0%   0%   0%   0%    0%
 AMERICA REGAL/SM/
-------------------------------------------------------------------------------
Applicable Charge AIM LIFETIME
 AMERICA FREEDOM/SM /No Withdrawal     0%   0%   0%   0%   0%   0%   0%    0%
 Charge
-------------------------------------------------------------------------------
Transfer Fee all Contracts                            $25.00**
-------------------------------------------------------------------------------

*Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a Withdrawal Charge. However, the amount withdrawn may be subject to a Market Value Adjustment.

 **Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing. We are currently waiving the Transfer Fee.


VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                                                                 With Enhanced
                                                                                                                Death Benefit,
                                                                                                              Enhanced Earnings
                                                                                                                    Death
                                                                           With Enhanced    With Enhanced         Benefit and
AIM Lifetime                                    Basic      With Income    Death Benefit    Earnings Death       Income Benefit
AMERICA CLASSIC/SM/                           Contract    Benefit Rider       Rider         Benefit Rider*         Riders**
------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge              1.20%        1.50%           1.45%             1.35%*               1.90%**
-------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                  0.10%        0.10%           0.10%             0.10%                0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense          1.30%        1.60%           1.55%             1.45%                2.00%
-------------------------------------------------------------------------------------------------------------------------------



                                                                                                               With Enhanced
                                                                            With             With             Death Benefit,
                                                                          Enhanced        Enhanced          Enhanced Earnings
            AIM Lifetime                       Basic      With Income   Death Benefit   Earnings Death         Death Benefit and
          AMERICA REGAL/SM/                   Contract   Benefit Rider      Rider       Benefit Rider*   Income Benefit Riders**
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge             1.35%         1.65%             1.60%         1.50%*                  2.05%**
---------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                 0.10%         0.10%             0.10%         0.10%                   0.10%
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense         1.45%         1.75%             1.70%         1.60%                   2.15%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                                               With Enhanced
                                                                               With            With           Death Benefit,
                                                                             Enhanced       Enhanced        Enhanced Earnings
            AIM Lifetime                       Basic       With Income     Death Benefit Earnings Death        Death Benefit and
         AMERICA FREEDOM/SM/                  Contract    Benefit Rider        Rider     Benefit Rider*  Income Benefit Riders**
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge             1.40%          1.70%            1.65%           1.55%*                2.10%**
---------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                 0.10%          0.10%            0.10%           0.10%                 0.10%
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense         1.50%          1.80%            1.75%           1.65%                 2.20%
--------------------------------------------------------------------------------------------------------------------------------


* The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Rider reflects a charge of 0.15% for the Option, assuming the age of the oldest Contract Owner or Annuitant is age 55 or younger on the Rider Application Date. If the age of the oldest Contract Owner or Annuitant is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25% and the mortality and expense risk charge shown for Contracts with this Option would be higher by 0.10%. If the age of the oldest Contract Owner or Annuitant is 66 or older on the Rider Application Date, the charge for the Option is 0.35% and the mortality and expense risk charge shown for Contracts with this Option would be higher by 0.20%.

** Please note that you can select any combination of the 3 different riders.
   You could choose one or all 3 riders as shown in the chart or you could choose a combination of 2 riders. Taking into account the age-adjusted charge for the Enhanced Earnings Death Benefit described in the preceding footnote, it is easy for you to determine the aggregate level of asset charge for your base contract and the combination of optional features you select. Simply take the base level charge for the Contract option you select, either 1.30% (Classic), 1.45% (Regal), or 1.50% (Freedom), and add the charge for the benefit riders or riders you select. The charge for the Enhanced Death Benefit Rider is 0.25% and, for the Income Benefit Rider, is 0.30%.


                                       9 PROSPECTUS

FUND ANNUAL EXPENSES(1)
(as a percentage of Fund average daily net assets(*)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement.
 More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Fund
Operating
Expenses/(1)/
(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services
(12b-1) fees, and                   0.92%                        1.96%
other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2002.


AIM LIFETIME AMERICA CLASSIC/SM/

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract Owner is age 66-75 on the Rider Date).

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below, because of variations ina Fund's expense ratio from year to year.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1  Year        3 Years         5  Years         10  Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual        $1,001         $1,737          $2,405           $4,234
Fund Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual        $  894         $1,422          $1,892           $3,277
Fund Expenses
---------------------------------------------------------------------------------------------------




                                       10 PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                          1  Year         3  Years         5  Years          10 Years
------------------------------------------------------------------------------------------
Costs Based on
Maximum Annual Fund      $406           $1,229           $2,067            $4,234
Expenses
------------------------------------------------------------------------------------------
Costs Based on
Minimum Annual Fund      $299           $  916           $1,557            $3,277
Expenses
------------------------------------------------------------------------------------------





AIM LIFETIME AMERICA REGAL/SM/

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract Owner is age 66-75 on the Rider Date).

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below, because of variations ina Fund's expense ratio from year to year.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1  Year        3 Years         5  Years         10  Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $931          $1,273          $2,139           $4,364
Fund Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $825          $  961          $1,632           $3,422
Fund Expenses
---------------------------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1  Year        3 Years         5  Years         10  Years
----------------------------------------------------------------------------------------
Costs Based on Maximum     $421          $1,273          $2,139           $4,364
Annual Fund Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum     $315          $  961          $1,632           $3,422
Annual Fund Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.85% FOR THE AIM LIFETIME AMERICA CLASSIC/SM/, 2.00% FOR THE AIM LIFETIME AMERICA REGAL/SM/, AND 2.05% FOR THE AIM LIFETIME AMERICA FREEDOM/SM/. THE ABOVE EXAMPLES ALSO ASSUME THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT RIDER WHICH HAS AN ANNUAL FEE OF 0.15%. IF ANY OR ALL OF THOSE FEATURES WERE


                                       11 PROSPECTUS

NOT ELECTED, THE EXAMPLE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ALSO ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.


AIM LIFETIME AMERICA FREEDOM/SM/

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,elected the Enhanced Death Benefit and Income Benefit Riders, and

.. elected the Enhanced Earnings Death Benefit Rider (assuming Contract Owner is age 66-75 on the Rider Date).



The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below,, because of variations ina Fund's expense ratio from year to year.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1  Year        3 Years         5  Years         10  Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $426          $1,288          $2,163           $4,407
Fund Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $320          $  977          $1,657           $3,469
Fund Expenses
---------------------------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1  Year        3 Years         5  Years         10  Years
----------------------------------------------------------------------------------------
Costs Based on Maximum     $426          $1,288          $2,163           $4,407
Annual Fund Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum     $320          $  977          $1,657           $3,469
Annual Fund Expenses
----------------------------------------------------------------------------------------


Surrendered and Non-Surrendered Values are the same because there is no Surrender Charge for the AIM Lifetime America Freedom/SM/.




FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook Life also appear in the Statement of Additional Information.




                                       12 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Glenbrook, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides, including restricting income payments to beneficiaries.

If you die, any surviving Contract Owner, or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-natural person for purposes of this section and the Death Benefits Section. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

If you select the Enhanced Earnings Death Benefit and Income Benefit Riders, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("RIDER DATE") is currently 75. If you select the Enhanced Death Benefit Rider, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("RIDER DATE") is currently 80.

You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can be purchased as part of a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued within a qualified plan. See "QUALIFIED PLANS" on page 38. If the Contracts are issued within a qualified plan, no additional tax advantages attach to the annuity.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application for each Contract. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a natural person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only on or after the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

     (i) the youngest Contract Owner; otherwise,

    (ii) the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one of more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add


                                       13 PROSPECTUS

Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.


MODIFICATION OF THE CONTRACT
Only a Glenbrook Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult an attorney before trying to assign your Contract.


                                       14 PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $10,000 ($10,000 for a Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 ($1,000,000 for the AIM Lifetime America Freedom/SM/) without prior approval. We reserve the right to change the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more by automatically transferring money from your bank account. Consult your representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center in Vernon Hills (mailing address: 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment in good order at our service center as described above.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the Money Market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Sub-Account to the Variable Sub-Account as you originally designated.




                                       15 PROSPECTUS

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, and transfer fees separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Enhanced Earnings Death Benefit Rider, and the Income Benefit Rider.



YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.








                                       16 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 18 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectuses for the Fund. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.

Fund: Each Fund Seeks*:

SERIES I SHARES:        EACH FUND SEEKS*:
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital
 Growth Fund**
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund   As high a total return as possible, consistent with
                         preservation of capital
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund
-------------------------------------------------------------------------------
AIM V.I. Blue Chip      Long-term growth of capital with a secondary objective
 Fund                    of current income
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund
-------------------------------------------------------------------------------
AIM V.I. Capital        Long-term growth of capital
 Development Fund
-------------------------------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund
-------------------------------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund
-------------------------------------------------------------------------------
AIM V.I. Diversified    High level of current income
 Income Fund
-------------------------------------------------------------------------------
AIM V.I. Global         High total return
 Utilities Fund
-------------------------------------------------------------------------------
AIM V.I. Government     High level of current income consistent with reasonable
 Securities Fund         concern for safety of principal
-------------------------------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
-------------------------------------------------------------------------------
AIM V.I. High Yield     High level of current income
 Fund
-------------------------------------------------------------------------------
AIM V.I. International  Long-term growth of capital
 Growth Fund
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund
-------------------------------------------------------------------------------
AIM V.I. Money Market   As high a level of current income as is consistent with
 Fund                    the preservation of capital and liquidity
-------------------------------------------------------------------------------
AIM V.I. New            Long-term growth of capital
 Technology Fund
-------------------------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital with income as a secondary
 Equity Fund             objective
-------------------------------------------------------------------------------


*The investment objective(s) of each Fund may be changed by the Board of Directors without shareholder approval.

**Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. During closed periods, the Fund will accept additional investments from existing participants.

Amounts you allocate to variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


                                       17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each of the three contract options are:

.. GUARANTEED MATURITY FIXED ACCOUNT OPTION

.. 6 MONTH DOLLAR COST AVERAGING OPTION

.. 12 MONTH DOLLAR COST AVERAGING OPTION

We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 24. These options allow you to allocate purchase payments to the Fixed Account for 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION"), or for 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION") depending on the form of contract you are in. Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives that you have selected in equal monthly installments beginning the next business day after allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option and no more than 12 for the 12 Month Dollar Cost Averaging Option. At the end of the applicable transfer period, any amount remaining in the 6 or 12 Month Dollar Cost Averaging Options will be automatically transferred to the same sub-accounts as your prior 6 or 12 transfers, unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the 6 Month DCA Fixed Account Option and the 12 Month DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the 6 Month DCA Fixed Account Option and the 12 Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-776-6978.


GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length for the AIM Lifetime America Classic/(SM)/. We are currently offering Guarantee Periods of 3, 5, 7, and 10 years in length for the AIM Lifetime America Freedom/(SM) /and the AIM Lifetime America Regal/(SM)/. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s), if available.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.


                                       18 PROSPECTUS

The Guarantee Periods may not be available in your state. Please check with your representative for availability.


INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors.

WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

For current interest rate information, please contact your representative or Glenbrook at 1-800-776-6978.


HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.



The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment....................................................    $10,000
Guarantee Period....................................................    5 years
Annual Interest Rate................................................      4.50%


                                           END OF CONTRACT YEAR
                        ----------------------------------------------------------
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value                  $10,000.00
 X (1 + Annual
 Interest Rate)            X 1.045
                        $10,450.00
Contract Value at end
of Contract Year                    $10,450.00
 X (1 + Annual
 Interest Rate)                        X 1.045
                                    $10,920.25
Contract Value at end
of Contract Year                                $10,920.25
 X (1 + Annual
 Interest Rate)                                    X 1.045
                                                $11,411.66
Contract Value at end
of Contract Year                                            $11,411.66
 X (1 + Annual
 Interest Rate)                                                X 1.045
                                                            $11,925.19
Contract Value at end
of Contract Year                                                         $11,925.19
 X (1 + Annual
 Interest Rate)                                                             X 1.045
                                                                         $12,461.82


Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
   $10,000.00). This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn see p23. The hypothetical interest rate is for illustrative purposes only and is not intended to predict either current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.


RENEWALS
.. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. At the end of a Guarantee Period, we will automatically renew the Guarantee Period value to a Guarantee Period of the same duration, if available, to be established on the day the previous Guarantee Period expired. In certain states your money will automatically renew into a new Guarantee Period of the shortest duration available to be established on the day the previous Guarantee Period expired, or to the Money Market Variable Sub-account if no Guarantee Periods are available at the time of expiration of the pervious Guarantee Period. Please consult with your representative. During the 30-day period after the end of the Guarantee Period, you may:


                                       19 PROSPECTUS

1) Take no action and your money will remain in the newly established Guarantee Period of the same duration, if available, or the Money Market Variable Sub-account (Please consult with your representative); or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice to be established on the day we receive the instruction. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer at the next unit value we calculate after we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. In this case, the amount withdrawn will be deemed to have been withdrawn on the day we received notification.


MARKET VALUE ADJUSTMENT
All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, may be subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We will not apply a Market Value Adjustment to a withdrawal you make:

.. that qualifies for one of the waivers as described on page 26-27,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

The Market Value Adjustment may not be applicable in your state. Please check with your representative.




                                       20 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Six Month Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. A transfer fee of $25 applies to each transfer after the 12th in any Contract Year. Multiple transfers on a single trading day are considered a single transfer. We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will credit you contract with interest as required by applicable law. Any interest would be credited from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we may increase or decrease the amount transferred by a Market Value Adjustment.

In certain states, a Market Value Adjustment may not apply. In these states, the total amount of transfers and withdrawals from each Guarantee Period of the Guaranteed Maturity Fixed Account during a Contract Year cannot exceed 25% of the purchase payment or the amount transferred into that Guarantee Period. For each Guarantee Period, any portion of the total allowable transfer and withdrawal amount that is not transferred or withdrawn in that Contract Year will not increase the allowable transfer and withdrawal amount in any subsequent Contract Year. This limitation will be waived for amounts transferred during the 30-day period after the Guarantee Period expires. This limitation does not apply to any Dollar Cost Averaging Fixed Accounts. Please consult your representative.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-776-6978. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


                                       21 PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account, to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage of your contract value allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. At the end of the period you select, we will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.


EXAMPLE:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.20% FOR AIM LIFETIME AMERICA CLASSIC /SM/

.. 1.35% FOR AIM LIFETIME AMERICA REGAL /SM/

.. 1.40% FOR AIM LIFETIME AMERICA FREEDOM /SM/

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. If you select the Enhanced Death Benefit Rider Option, the mortality and expense risk charge will include an additional 0.25% for the Option. If you select the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge will include an additional 0.15% for the Option if, on the Rider Date, either the Contract Owner or Annuitant is age 55 or younger; an additional 0.25% for the Option if, on the Rider Date, either the oldest Contract Owner or Annuitant is between age 56 and 65; and an additional 0.35% for the Option if, on the Rider Date, either the oldest Contract Owner or the Annuitant is age 66 or older. If you select the Income Benefit Rider Option, the mortality and expense risk charge will include an additional 0.30% for the Option.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the


                                       22 PROSPECTUS

Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit, Enhanced Earnings Death Benefit and the Income Benefit will cease.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We impose a $25 fee upon transfers in excess of 12 during any Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing the charge applicable for each Contract appears on page 9. The Contracts differ in the following respects:

AIM LIFETIME AMERICA CLASSIC /S//M/ and AIM LIFETIME AMERICA REGAL /SM/. Under the AIM Lifetime America Classic and AIM Lifetime America Regal Option, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment. The Free Withdrawal Amount is equal to the greater of 15% of purchase payments, or 15% of the Contract Value as of the beginning of the Contract Year. Unused portions of the "Free Withdrawal Amount "are not carried forward to future Contract Years.

AIM LIFETIME AMERICA FREEDOM /SM   /

Under the AIM Lifetime America Freedom/SM/ Option, there is no withdrawal charge on any withdrawals. However, any amount withdrawn from a guarantee period fixed option may be subject to a Market Value Adjustment.


ALL OPTIONS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Death Benefit equals the settlement value);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to recover the cost of sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER
We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken under your Contract if the following conditions are satisfied:

.. You or the Annuitant, if the Contract Owner is not a natural person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

.. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

.. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.


TERMINAL ILLNESS WAIVER
We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken under your Contract if:


                                       23 PROSPECTUS

.. you or the Annuitant (if the Contract Owner is not a natural person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

.. you claim this benefit, request a withdrawal and deliver adequate proof of diagnosis to us.


UNEMPLOYMENT WAIVER
We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

.. you or the Annuitant, if the Contract Owner is not a natural person, become unemployed at least one year after the Issue Date;

.. you or the Annuitant, if the Contract Owner is not a natural person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

.. you or the Annuitant, if the Contract Owner is not a natural person, claim

.. this benefit and request a withdrawal within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge for these taxes against your Contract until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. We may receive compensation from the investment advisers or administrators of the Funds in connection with the administrative services we provide to the Funds.


                                       24 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "INCOME PLANS" on page 30.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment less any withdrawal charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment portfolios in which you are invested.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

In certain states, where a Market Value Adjustment does not apply, the total amount of transfers and partial withdrawals from each Guarantee Period of the Guaranteed Maturity Fixed Account during a Contract Year cannot exceed 25% of the purchase payment or the amount transferred into that Guarantee Period. For each Guarantee Period, any portion of the total allowable transfer and withdrawal amount that is not transferred or withdrawn in that Contract year will not increase the allowable transfer and withdrawal amount in any subsequent Contract Year. This limitation will be waived for amounts transferred during the 30-day period after the Guarantee Period expires. This limitation does not apply to any Dollar Cost Averaging Fixed Accounts. Please consult with your representative. These limitations do not apply to a full withdrawal of your Contract Value.

If you request a total withdrawal, we may require you to return your Contract to us.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2) An emergency exists as defined by the SEC; or

3) The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will credit your Contract with interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less that $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its


                                       25 PROSPECTUS

Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.




                                       26 PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:


INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS
Under this plan, we make periodic income payments for the longer of the life of the Annuitant or a specified guarantee period. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect to receive guaranteed payments for periods up to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the guaranteed payments may range from 60 to 360 months.


INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS
Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect to receive guaranteed payments for periods up to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the guaranteed payments may range from 60 to 360 months.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS IS FOR A SPECIFIED PERIOD
Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant under Income Plan 3. In that case you may terminate all or part of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum


                                       27 PROSPECTUS
amount you may withdraw under this feature is $50. A withdrawal charge may apply. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us. You may apply all or part of your Contract Value to an Income Plan. If you elected the Income Benefit Rider, you may be able to apply an amount greater than your Contract Value. On the Payout Start Date, you may choose the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable premium tax; and

.. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will credit interest to your Contract as required by law from the date we receive the withdrawal request to the date we make payment.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their value, subject to a Payout Withdrawal Charge, by writing to us. For Variable Amount Income Payments, this value is equal to the present value of the Variable Amount Income Payments being terminated, calculated using a discount rate equal to the Assumed Investment Rate that was used in determining the initial variable payment. For Fixed Amount Income Payments, this value is equal to the present value of the Fixed Amount Income Payments being terminated, calculated using a discount rate equal to the Applicable Current Interest Rate. The Applicable Current Interest Rate is the rate we are using on the date we receive your payout withdrawal request to determine income payments for a new payout commencement with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the Value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and


                                       28 PROSPECTUS
your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

For AIM LIFETIME AMERICA CLASSIC /SM/ Option

Payment Year:                               1    2    3    4    5    6    7     8
------------------------------------------------------------------------------------
Percentage:                                 7%   7%   7%   6%   5%   4%   3%    0%
------------------------------------------------------------------------------------


For AIM LIFETIME AMERICA REGAL/SM/ Option

Payment Year:                                              1    2    3     4
-------------------------------------------------------------------------------
Percentage:                                                7%   6%   6%    0%
-------------------------------------------------------------------------------


For AIM LIFETIME AMERICA FREEDOM /SM/ Option has No Withdrawal charge

For each purchase payment withdrawal, the "Payment Year" in the table is measured from the date we received the purchase payment. The Payout Withdrawal Charge is determined by multiplying the percentage corresponding to the Payment Year times the amount of each purchase payment withdrawal.

Regularly scheduled Income Payments are never subject to a Payout Withdrawal Charge.

The Payout Withdrawal Charge may not apply in your state.


INCOME BENEFIT RIDER
You may have the option to add to your Contract an Income Benefit Rider. Currently, the option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). You may exercise this benefit up to your latest Payout Start Date. The Rider may not be available in all states.


QUALIFICATIONS
To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the Rider Date;

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed income payment tables listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

The annualized mortality and expense risk charge for this Rider is 0.30%. We deduct the charge only from the Variable Sub-Account(s).


INCOME BENEFIT AMOUNT
The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("GUARANTEED INCOME BENEFIT") and does not provide a Contract Value or guaranteed performance of any investment option.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:


INCOME BASE A
On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment.

For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.


                                       29 PROSPECTUS

On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.


INCOME BASE B
On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. This accumulation rate may differ depending on your state. After this date, Income Base B will be recalculated only for purchase payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix B for an example of how the withdrawal adjustment applies.

The guaranteed income benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Income Benefit may not be appropriate.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

.. the death of any Contract Owner or,

.. the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant if the Contract is owned by a non-natural person, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "DUE PROOF OF DEATH":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value, see page 29 on the date we determine the death benefit, or

3) the sum of all purchase payments reduced by a Withdrawal Adjustment, as defined below, or

4) the greatest of the Contract Values on the current or any previous DEATH BENEFIT ANNIVERSARY prior to the date we determine the Death Benefit, increased by any purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals, as defined below.


                                       30 PROSPECTUS

DEATH BENEFIT ANNIVERSARIES occur every 7th Contract Anniversary until the oldest Owner's 80th birthday, or the Annuitant's 80th birthday if the Owner is not a living person. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries. The Contract anniversary immediately following the oldest Owner's 80th birthday, or the Annuitant's 80th birthday if the Owner is not a living person, will also be a Death Benefit Anniversary and is the final Death Benefit Anniversary.

The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) is the withdrawal amount,

  (b) is the Contract Value immediately prior to the withdrawal, and

  (c) is the Contract value on the applicable Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Death Benefit Anniversary, or the sum of all purchase payments adjusted for any prior withdrawals, as applicable.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


ENHANCED DEATH BENEFIT RIDER
For Contract Owners and Annuitants up to and including age 80, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If the Contract Owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or (4) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract is owned by a non-natural person) for reasons other than death.

The annualized mortality and expense risk charge for this Rider is 0.25%. We deduct the charge only from the Variable Sub-Account(s).


ENHANCED DEATH BENEFIT A.
On the date we issue the Rider ("Rider Date"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of all Contract Anniversary Values as of the date we determine the death benefit. The "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary on or after the oldest Contract Owner's or, if the Contract Owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

Following the first Contract Anniversary on or after the oldest Owner's or, if the Contract Owner is not a natural person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.


ENHANCED DEATH BENEFIT B
The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% (accumulation rate may differ depending on your state, please consult with your representative) per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract Owner's or if the Contract Owner is not a natural person, the Annuitant's 80th birthday, or the


                                       31 PROSPECTUS
  first day of the 61st month following the Rider Date, whichever is later.

After the first day of the month following the oldest Owner's 80th birthday or, if the Owner is not a living individual, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals.

For purposes of computing Enhanced Death Benefit A or B: The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) the withdrawal amount,

  (b) is the Contract Value immediately prior to the withdrawal, and

  (c) is the most recently calculated Enhanced Death Benefit A or B as applicable.

The Enhanced Death Benefit Rider will terminate and charges for this rider will cease:

.. When the Owner (if the current Owner is a living person) is changed for any reason other than death unless the new Owner is a trust and the Annuitant is the current Owner; or

.. When the Owner (if the current Owner is a non-living person) is changed for any reason unless the new Owner is a non-living person or is the current annuitant.

.. When the Annuitant (if the current Owner is a non-living person) is changed for any reason other than death; or

.. on the date we determine the value of the Death Benefit unless the Contract is continued by surviving spouse as defined in section III below: or

.. on the Payout Start Date.


ENHANCED EARNINGS DEATH BENEFIT RIDER
For Contract Owners and Annuitants up to and including age 75, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

If the Contract Owner is a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the Enhanced Earnings Death Benefit Rider applies only upon the death of the annuitant. The Enhanced Earnings Death Benefit Rider and the annual charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract is owned by a non-natural person) for reasons other than death. The Rider may not be available in all states. We may discontinue the offering of the Rider at any time.

Under the Enhanced Earnings Death Benefit Rider, if the oldest Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) is age 55 or younger on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. The lesser of 100% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 50% of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.15%.

If the oldest Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. The lesser of 80% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 40% of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.25%.

If the oldest Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. The lesser of 50% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Owner, or Annuitant if the Owner is a non-living person) or 25% of In-Force Earnings, calculated as of the date we receive the completed request for settlement of the death benefit. The annualized mortality and expense risk charge for this Rider is 0.35%. For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  . In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  . In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  . An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force


                                       32 PROSPECTUS

     Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix B.

The Enhanced Earnings Death Benefit Rider will terminate and charges for this rider will cease:

.. when the Owner (if the current Owner is a living person) is changed for any reason other than death unless the new Owner is a trust and the Annuitant is the current Owner; or

.. when the Owner (if the current Owner is a non-living person) is changed for any reason unless the new Owner is a non-living person or is the current Annuitant, or

.. when the Annuitant (if the current Owner is a non-living person) is changed for any reason other than death; or

.. on the Payout Start Date.


DEATH BENEFIT PAYMENTS
IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

.. The life of the new Owner; or

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

.. over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

.. On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Sub-account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

  .  transfer all or a portion of the excess among the Variable Sub-Accounts;

  . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A NATURAL PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

  .  the life of the new Owner; or

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

  . over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we


                                       33 PROSPECTUS
received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges, if applicable, will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to the receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-NATURAL PERSON:

  (a) The new Owner may elect to receive the death benefit in a lump sum; or

  (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-natural person, all new Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a natural person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-natural person, the following apply:

  (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

  (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.


                                       34 PROSPECTUS

MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK LIFE
Glenbrook Life is the issuer of the Contract. Glenbrook Life is a stock life insurance company originally organized under the laws of the state of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." In 1992, the Company was renamed Glenbrook Life and redomesticated to Illinois. In 1998, the Company was redomesticated to Arizona.

Glenbrook Life is licensed to operate in the District of Columbia and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company (Allstate Life), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life have entered into reinsurance agreements, under which Glenbrook Life reinsures all of its business with Allstate Life. Under the agreements, contract charges, credited interest, policy benefits and certain expenses under all general account contracts are reinsured with Allstate Life.
 Allstate Life is bound to stand behind Glenbrook Life's contractual obligations to its policyholders. However, the obligations of Allstate Life under the reinsurance agreements are to Glenbrook Life. Glenbrook Life continues to have primary responsibility as the direct insurer for risks reinsured. In addition, assets of Glenbrook Life that relate to insurance in-force, excluding Separate Accounts assets, are transferred to Allstate Life. Therefore, the funds necessary to support the operations of Glenbrook Life are provided by Allstate Life and Glenbrook Life is not required to obtain additional capital to support in-force or future business.

Several independent rating agencies regularly evaluate life insurer claims
paying ability, quality of investment portfolio and overall stability.    A.M.
Best Company assigns Glenbrook Life the rating of A+(r) (Superior). Standard & Poor's Insurance Rating Services assigns the rating of AA+ (very strong) to Glenbrook Life's claims-paying ability and Moody's Investors Service assigns an Aa2 (excellent) financial strength rating to Glenbrook Life. Glenbrook Life shares the same ratings from these rating agencies as that of its parent,
Allstate Life, due to its reinsurance arrangements with Allstate Life.    These
ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Glenbrook Life established the Glenbrook Life and Annuity Company Separate Account A on September 6, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook Life.

The Variable Account consists of 18 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other variable sub-accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the


                                       35 PROSPECTUS
record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


                                       36 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


DISTRIBUTION
ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the NASD.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.50% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook Life.




                                       37 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Glenbrook Life, and its operations form a part of Glenbrook Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook Life does not intend to make provisions for any such taxes. If Glenbrook Life is taxed on investment income or capital gains of the Variable Account, then Glenbrook Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                       38 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook

Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.




PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                       39 PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;


                                       40 PROSPECTUS

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Glenbrook Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and


                                       41 PROSPECTUS

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract


                                       42 PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook Life's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference,


                                       43 PROSPECTUS
which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000947878. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave., Vernon Hills, IL 60061.



                                       44 PROSPECTUS

INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account. We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                       45 PROSPECTUS

APPENDIX A ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit and Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit. These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination
thereof.    Please contact us at 1-800-776-6978 to obtain a copy of the
Statement of Additional Information.


AMERICA CLASSIC/SM/

BASIC POLICY

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.050
 Number of Units Outstanding, End of Period                              1,206
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.286
 Number of Units Outstanding, End of Period                             18,196
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.665
 Number of Units Outstanding, End of Period                             20,781
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.717
 Number of Units Outstanding, End of Period                             13,932
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.450
 Number of Units Outstanding, End of Period                              3,403
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.737
 Number of Units Outstanding, End of Period                              7,435
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.311
 Number of Units Outstanding, End of Period                              3,222
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.686
 Number of Units Outstanding, End of Period                              8,038
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.022
 Number of Units Outstanding, End of Period                                820
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.862
 Number of Units Outstanding, End of Period                              4,069

                                       46 PROSPECTUS


AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.783
 Number of Units Outstanding, End of Period                             11,695
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.799
 Number of Units Outstanding, End of Period                             12,940
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.304
 Number of Units Outstanding, End of Period                              8,971
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.302
 Number of Units Outstanding, End of Period                              2,434
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.764
 Number of Units Outstanding, End of Period                             12,168
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.959
 Number of Units Outstanding, End of Period                              2,409
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.960
 Number of Units Outstanding, End of Period                                579
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.865
 Number of Units Outstanding, End of Period                              7,450






                                       47 PROSPECTUS

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.984
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.215
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.595
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.653
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.382
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.666
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.235
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.625
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.939
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.797
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.685
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.737
 Number of Units Outstanding, End of Period                                        0

                                       48 PROSPECTUS



AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.228
 Number of Units Outstanding, End of Period                                        0
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.226
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.684
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.868
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.911
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.802
 Number of Units Outstanding, End of Period                                        0






                                       49 PROSPECTUS

AMERICA FREEDOM/SM/

BASIC POLICY

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.036
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.270
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.649
 Number of Units Outstanding, End of Period                              6,281
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.703
 Number of Units Outstanding, End of Period                              1,265
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.435
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.721
 Number of Units Outstanding, End of Period                                696
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.294
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  6.672
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $ 10.004
 Number of Units Outstanding, End of Period                              1,076
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.848
 Number of Units Outstanding, End of Period                              5,448
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $ 10.761
 Number of Units Outstanding, End of Period                             61,327
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  6.785
 Number of Units Outstanding, End of Period                                  0

                                       50 PROSPECTUS


AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  9.287
 Number of Units Outstanding, End of Period                                  0
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.285
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.746
 Number of Units Outstanding, End of Period                              1,034
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  9.939
 Number of Units Outstanding, End of Period                            746,618
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  5.949
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  6.851
 Number of Units Outstanding, End of Period                              1,460






                                       51 PROSPECTUS

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.969
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.199
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.579
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.639
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.367
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.651
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.219
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.611
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.921
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.783
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.663
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.723
 Number of Units Outstanding, End of Period                                        0

                                       52 PROSPECTUS



AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.211
 Number of Units Outstanding, End of Period                                        0
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.209
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.666
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.848
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.900
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.788
 Number of Units Outstanding, End of Period                                        0






                                       53 PROSPECTUS

AMERICA REGAL/SM/

BASIC POLICY

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.039
 Number of Units Outstanding, End of Period                                999
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.274
 Number of Units Outstanding, End of Period                              9,227
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.653
 Number of Units Outstanding, End of Period                              3,810
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.707
 Number of Units Outstanding, End of Period                              5,033
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.439
 Number of Units Outstanding, End of Period                                149
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.725
 Number of Units Outstanding, End of Period                                206
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.299
 Number of Units Outstanding, End of Period                              1,769
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.676
 Number of Units Outstanding, End of Period                                428
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.008
 Number of Units Outstanding, End of Period                              1,140
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.852
 Number of Units Outstanding, End of Period                                209
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.767
 Number of Units Outstanding, End of Period                             48,767
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.789
 Number of Units Outstanding, End of Period                                266

                                       54 PROSPECTUS


AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.292
 Number of Units Outstanding, End of Period                              2,195
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.289
 Number of Units Outstanding, End of Period                                612
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.751
 Number of Units Outstanding, End of Period                              6,690
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.944
 Number of Units Outstanding, End of Period                             11,483
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.952
 Number of Units Outstanding, End of Period                                 43
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.855
 Number of Units Outstanding, End of Period                                560







                                       55 PROSPECTUS

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.973
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.203
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.583
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.643
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.371
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.655
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.223
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.615
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.926
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.787
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.668
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.726
 Number of Units Outstanding, End of Period                                        0

                                       56 PROSPECTUS



AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.215
 Number of Units Outstanding, End of Period                                        0
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.213
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.671
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.853
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.903
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.792
 Number of Units Outstanding, End of Period                                        0






                                       57 PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------


MARKET VALUE ADJUSTMENT Example
The Market Value Adjustment is based on the following:


 I       =    the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period.
N        =    the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
              Start Date to the end of the Guarantee Period.
J        =    the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a Note with a maturity of the original Guarantee Period is not available, we will use a weighted average.



Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                               EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Guarantee Period
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          AIM Lifetime America Classic /SM/
                   NOTE: These examples assume that premium taxes are not
                   applicable.

NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at   = $10,000.00 X (1.045)/3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free            = .15 X $10,920.25* = $1,638.04
 Withdrawal Amount:
Step 3: Calculate the Withdrawal      = .07 X ($10,000 - $1,638.04) = $585.34
 Charge:
Step 4: Calculate the Market Value    I   =   4.50%
 Adjustment:                          J   =   4.20%
                                               730 DAYS
                                      N  =   --------   =   2
                                               365 DAYS
                                      Market Value Adjustment Factor: .9 X [I -
                                      (J + .0025)] X N'
                                      = .9 X [.045 - (.042 + .0025)] X 2 =
                                      .0009
                                      Market Value Adjustment = Market Value
                                      Adjustment Factor X Amount
                                      Subject To Market Value Adjustment:
                                      = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount           = $11,411.66 - $585.34 + $10.27 =
 received by  as a result of full     $10,836.59
 withdrawal at the end of Contract
 Year 3:


*Contract Value at End of Contract Year 2


                                       58 PROSPECTUS

                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1: Calculate Contract Value at End of Contract Year 3:       = $10,000.00 X (1.045)/3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,920.25* =  $1,638.04
Step 3: Calculate the Withdrawal Charge:                          = 0.7 X ($10,000 - $1,638.04) = $585.34
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                       730 DAYS
                                                                  N=   --------   =   2
                                                                       365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract Owner as a   = $11,411.66 - $585.34 -  $112.98 = $10,713.35
 result of full withdrawal at the end of Contract Year 3:



*Contract Value at End of Contract Year 2








                                       59 PROSPECTUS

APPENDIX C
--------------------------------------------------------------------------------


CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT

EXAMPLE 1
In this example, assume that the oldest Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Glenbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess-of-Earnings Withdrawals = $0 Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $100,000 ($100,000 + $0 - $0) In-Force Earnings = $25,000 ($125,000 - $100,000) Enhanced Earnings Death Benefit = 50% x $25,000 =
$12,500.

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


EXAMPLE 2
In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Glenbrook receives due proof of death will be assumed to be $114,000.

Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000) Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $95,000 ($100,000 + $0 - $5,000) In-Force Earnings = $19,000 ($114,000 - $95,000) Enhanced Earnings Death Benefit = 50% x $19,000 = $9,500.

Since In-Force Earnings are less than 80% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


EXAMPLE 3
This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 65 on the Rider Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the owner dies with a Contract Value of $140,000 on the date Glenbrook receives Due Proof of Death.

Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000) Purchase payments in the 12 months prior to Death = $0 In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000) In-Force Earnings = $20,000 ($140,000 - $120,000) Enhanced
Earnings Death Benefit = 40% of $20,000 = $8,000.

In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.












                                       60 PROSPECTUS

APPENDIX D
--------------------------------------------------------------------------------

     AIM LIFETIME AMERICA VARIABLE ANNUITY SERIES CONTRACT COMPARISON CHART

                                                                      AIM LIFETIME AMERICA    AIM LIFETIME AMERICA    AIM LIFETIME
FEATURE                                                               CLASSIC /SM/            REGAL /SM/              AMERICA
----------------------------------------------------------------------------------------------------------------------FREEDOM /SM/
                                                                                                                      --------------
MAXIMUM AGE OF CONTRACT
OWNER AND ANNUITANT ON THE                                            90                      90                      90
ISSUE DATE
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                                      $10,000                 $10,000                 $10,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                      6 month DCA
                                                                      12 Month DCA            6 month DCA             6 month DCA
FIXED ACCOUNT OPTIONS                                                 Guaranteed Fixed        12 Month DCA            12 Month DCA
                                                                      Maturity Account
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE EXPENSE CHARGE                                         0.10%                   0.10%                   0.10%
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE (WITHOUT OPTIONAL BENEFIT)          1.20%                   1.35%                   1.40%
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Greater of 15% of       Greater of 15% of       No Withdrawal
                                                                      purchase payments, or   purchase payments, or   Charges on
FREE WITHDRAWAL AMOUNT                                                15% of the Contract     15% of the Contract     this option
                                                                      Value                   Value
------------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE (MEASURED FROM NUMBER OF COMPLETE YEARS SINCE WE    Year: 1 2 3 4 5 6 7 8   Year: 1 2 3 4
RECEIVED THE PURCHASE PAYMENTS)(AS A PERCENTAGE OF PURCHASE PAYMENTS  %:    7 7 7 6 5 4 3 0   %:    7 6 6 0           None
WITHDRAWN IN EXCESS OF THE FREE WITHDRAWAL AMOUNT)
------------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE WAIVERS                                             Yes                     Yes                     N/A
------------------------------------------------------------------------------------------------------------------------------------





































                                       61 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Description
--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
  Federal Tax Matters
--------------------------------------------------------------------------------
  Qualified Plans
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.




                                       62 PROSPECTUS

           THE AIM [LIFETIME AMERICA](SM) VARIABLE ANNUITY SERIES

Glenbrook Life and Annuity Company         Statement of Additional Information dated, May 1, 2003
Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1(800) 776 - 6978


This Statement of Additional Information supplements the information in the prospectus for the following Contract options:

o AIM Lifetime America Classic(TM)
o AIM Lifetime America Regal(TM)
o AIM Lifetime America Freedom (TM)

Not all options may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated 2003, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Option" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contract
Purchases of Contracts
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Performance Information
Standardized Total Returns
Non-standardized Total Returns
Adjusted Historical Total Returns
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account's Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A: Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Life Financial Services, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                              $1,000(1 + T)n = ERV

where:

          T       =    average annual total return

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n       =    number of years in the period

         $1000    =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.


The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2002 are set out below.

The Contracts were first offered to the public on February 25, 2002. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charges described above. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders were first offered to the public on February 25, 2002. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and Income Benefit Riders as well as the withdrawal charges.

AIM Lifetime America Classic TM (Base Contract)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.69%
Balanced II                                                                 N/A         N/A          -23.09%
Basic Value II                                                            -29.32%       N/A          -29.28%
Blue Chip II                                                                N/A         N/A          -31.87%
Capital Appreciation II                                                   -31.44%       N/A          -31.40%
Capital Development II                                                    -28.55%       N/A          -28.51%
Core Equity II                                                            -22.82%       N/A          -22.80%
Dent Demographic Trends II                                                -39.13%       N/A          -39.09%
Diversified Income II                                                       N/A         N/A           -3.12%
Global Utilities II                                                         N/A         N/A          -32.24%
Government Securities II                                                   1.89%        N/A           1.89%
Growth II                                                                 -37.94%       N/A          -37.90%
High Yield II                                                               N/A         N/A          -12.20%
International Growth II                                                   -22.95%       N/A          -22.92%
Mid Cap Core Equity II                                                    -18.33%       N/A          -18.31%
Money Market II                                                            -6.32%       N/A           -6.31%
New Technology II                                                           N/A         N/A          -43.96%
Premier Equity II                                                         -37.30%       N/A          -37.26%


AIM Lifetime America Classic TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.87%
Balanced II                                                                 N/A         N/A          -23.32%
Basic Value II                                                            -29.55%       N/A          -29.51%
Blue Chip II                                                                N/A         N/A          -32.05%
Capital Appreciation II                                                   -31.66%       N/A          -31.62%
Capital Development II                                                    -28.78%       N/A          -28.75%
Core Equity II                                                            -23.07%       N/A          -23.05%
Dent Demographic Trends II                                                -39.34%       N/A          -39.29%
Diversified Income II                                                       N/A         N/A           -3.37%
Global Utilities II                                                         N/A         N/A          -32.41%
Government Securities II                                                   1.57%        N/A           1.57%
Growth II                                                                 -38.14%       N/A          -38.10%
High Yield II                                                               N/A         N/A          -12.42%
International Growth II                                                   -23.20%       N/A          -23.17%
Mid Cap Core Equity II                                                    -18.59%       N/A          -18.57%
Money Market II                                                            -6.62%       N/A           -6.61%
New Technology II                                                           N/A         N/A          -44.10%
Premier Equity II                                                         -37.51%       N/A          -37.47%


AIM Lifetime America Classic TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.84%
Balanced II                                                                 N/A         N/A          -23.28%
Basic Value II                                                            -29.51%       N/A          -29.47%
Blue Chip II                                                                N/A         N/A          -32.02%
Capital Appreciation II                                                   -31.62%       N/A          -31.59%
Capital Development II                                                    -28.74%       N/A          -28.71%
Core Equity II                                                            -23.03%       N/A          -23.00%
Dent Demographic Trends II                                                -39.30%       N/A          -39.26%
Diversified Income II                                                       N/A         N/A           -3.33%
Global Utilities II                                                         N/A         N/A          -32.38%
Government Securities II                                                   1.62%        N/A           1.62%
Growth II                                                                 -38.11%       N/A          -38.07%
High Yield II                                                               N/A         N/A          -12.38%
International Growth II                                                   -23.16%       N/A          -23.13%
Mid Cap Core Equity II                                                    -18.55%       N/A          -18.53%
Money Market II                                                            -6.57%       N/A           -6.56%
New Technology II                                                           N/A         N/A          -44.07%
Premier Equity II                                                         -37.47%       N/A          -37.43%


AIM Lifetime America Classic TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.01%
Balanced II                                                                 N/A         N/A          -23.51%
Basic Value II                                                            -29.74%       N/A          -29.70%
Blue Chip II                                                                N/A         N/A          -32.20%
Capital Appreciation II                                                   -31.84%       N/A          -31.81%
Capital Development II                                                    -28.97%       N/A          -28.94%
Core Equity II                                                            -23.28%       N/A          -23.25%
Dent Demographic Trends II                                                -39.50%       N/A          -39.46%
Diversified Income II                                                       N/A         N/A           -3.57%
Global Utilities II                                                         N/A         N/A          -32.55%
Government Securities II                                                   1.30%        N/A           1.30%
Growth II                                                                 -38.31%       N/A          -38.27%
High Yield II                                                               N/A         N/A          -12.60%
International Growth II                                                   -23.41%       N/A          -23.38%
Mid Cap Core Equity II                                                    -18.81%       N/A          -18.79%
Money Market II                                                            -6.87%       N/A           -6.86%
New Technology II                                                           N/A         N/A          -44.21%
Premier Equity II                                                         -37.68%       N/A          -37.64%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.78%
Balanced II                                                                 N/A         N/A          -23.20%
Basic Value II                                                            -29.43%       N/A          -29.40%
Blue Chip II                                                                N/A         N/A          -31.96%
Capital Appreciation II                                                   -31.55%       N/A          -31.51%
Capital Development II                                                    -28.66%       N/A          -28.63%
Core Equity II                                                            -22.95%       N/A          -22.92%
Dent Demographic Trends II                                                -39.24%       N/A          -39.19%
Diversified Income II                                                       N/A         N/A           -3.25%
Global Utilities II                                                         N/A         N/A          -32.33%
Government Securities II                                                   1.73%        N/A           1.73%
Growth II                                                                 -38.04%       N/A          -38.00%
High Yield II                                                               N/A         N/A          -12.31%
International Growth II                                                   -23.08%       N/A          -23.05%
Mid Cap Core Equity II                                                    -18.46%       N/A          -18.44%
Money Market II                                                            -6.47%       N/A           -6.46%
New Technology II                                                           N/A         N/A          -44.03%
Premier Equity II                                                         -37.40%       N/A          -37.36%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.96%
Balanced II                                                                 N/A         N/A          -23.44%
Basic Value II                                                            -29.66%       N/A          -29.63%
Blue Chip II                                                                N/A         N/A          -32.14%
Capital Appreciation II                                                   -31.77%       N/A          -31.73%
Capital Development II                                                    -28.89%       N/A          -28.86%
Core Equity II                                                            -23.20%       N/A          -23.17%
Dent Demographic Trends II                                                -39.44%       N/A          -39.39%
Diversified Income II                                                       N/A         N/A           -3.49%
Global Utilities II                                                         N/A         N/A          -32.50%
Government Securities II                                                   1.41%        N/A           1.41%
Growth II                                                                 -38.24%       N/A          -38.20%
High Yield II                                                               N/A         N/A          -12.53%
International Growth II                                                   -23.32%       N/A          -23.30%
Mid Cap Core Equity II                                                    -18.72%       N/A          -18.70%
Money Market II                                                            -6.77%       N/A           -6.76%
New Technology II                                                           N/A         N/A          -44.17%
Premier Equity II                                                         -37.61%       N/A          -37.57%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.93%
Balanced II                                                                 N/A         N/A          -23.40%
Basic Value II                                                            -29.62%       N/A          -29.59%
Blue Chip II                                                                N/A         N/A          -32.11%
Capital Appreciation II                                                   -31.73%       N/A          -31.70%
Capital Development II                                                    -28.86%       N/A          -28.82%
Core Equity II                                                            -23.16%       N/A          -23.13%
Dent Demographic Trends II                                                -39.40%       N/A          -39.36%
Diversified Income II                                                       N/A         N/A           -3.45%
Global Utilities II                                                         N/A         N/A          -32.47%
Government Securities II                                                   1.46%        N/A           1.46%
Growth II                                                                 -38.21%       N/A          -38.17%
High Yield II                                                               N/A         N/A          -12.49%
International Growth II                                                   -23.28%       N/A          -23.26%
Mid Cap Core Equity II                                                    -18.68%       N/A          -18.66%
Money Market II                                                            -6.72%       N/A           -6.71%
New Technology II                                                           N/A         N/A          -44.14%
Premier Equity II                                                         -37.57%       N/A          -37.53%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.10%
Balanced II                                                                 N/A         N/A          -23.63%
Basic Value II                                                            -29.85%       N/A          -29.82%
Blue Chip II                                                                N/A         N/A          -32.29%
Capital Appreciation II                                                   -31.96%       N/A          -31.92%
Capital Development II                                                    -29.09%       N/A          -29.05%
Core Equity II                                                            -23.40%       N/A          -23.38%
Dent Demographic Trends II                                                -39.60%       N/A          -39.56%
Diversified Income II                                                       N/A         N/A           -3.70%
Global Utilities II                                                         N/A         N/A          -32.64%
Government Securities II                                                   1.14%        N/A           1.14%
Growth II                                                                 -38.41%       N/A          -38.37%
High Yield II                                                               N/A         N/A          -12.71%
International Growth II                                                   -23.53%       N/A          -23.50%
Mid Cap Core Equity II                                                    -18.94%       N/A          -18.92%
Money Market II                                                            -7.02%       N/A           -7.01%
New Technology II                                                           N/A         N/A          -44.28%
Premier Equity II                                                         -37.78%       N/A          -37.74%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.84%
Balanced II                                                                 N/A         N/A          -23.28%
Basic Value II                                                            -29.51%       N/A          -29.47%
Blue Chip II                                                                N/A         N/A          -32.02%
Capital Appreciation II                                                   -31.62%       N/A          -31.59%
Capital Development II                                                    -28.74%       N/A          -28.71%
Core Equity II                                                            -23.03%       N/A          -23.00%
Dent Demographic Trends II                                                -39.30%       N/A          -39.26%
Diversified Income II                                                       N/A         N/A           -3.33%
Global Utilities II                                                         N/A         N/A          -32.38%
Government Securities II                                                   1.62%        N/A           1.62%
Growth II                                                                 -38.11%       N/A          -38.07%
High Yield II                                                               N/A         N/A          -12.38%
International Growth II                                                   -23.16%       N/A          -23.13%
Mid Cap Core Equity II                                                    -18.55%       N/A          -18.53%
Money Market II                                                            -6.57%       N/A           -6.56%
New Technology II                                                           N/A         N/A          -44.07%
Premier Equity II                                                         -37.47%       N/A          -37.43%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.01%
Balanced II                                                                 N/A         N/A          -23.51%
Basic Value II                                                            -29.74%       N/A          -29.70%
Blue Chip II                                                                N/A         N/A          -32.20%
Capital Appreciation II                                                   -31.84%       N/A          -31.81%
Capital Development II                                                    -28.97%       N/A          -28.94%
Core Equity II                                                            -23.28%       N/A          -23.25%
Dent Demographic Trends II                                                -39.50%       N/A          -39.46%
Diversified Income II                                                       N/A         N/A           -3.57%
Global Utilities II                                                         N/A         N/A          -32.55%
Government Securities II                                                   1.30%        N/A           1.30%
Growth II                                                                 -38.31%       N/A          -38.27%
High Yield II                                                               N/A         N/A          -12.60%
International Growth II                                                   -23.41%       N/A          -23.38%
Mid Cap Core Equity II                                                    -18.81%       N/A          -18.79%
Money Market II                                                            -6.87%       N/A           -6.86%
New Technology II                                                           N/A         N/A          -44.21%
Premier Equity II                                                         -37.68%       N/A          -37.64%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.99%
Balanced II                                                                 N/A         N/A          -23.47%
Basic Value II                                                            -29.70%       N/A          -29.67%
Blue Chip II                                                                N/A         N/A          -32.17%
Capital Appreciation II                                                   -31.81%       N/A          -31.77%
Capital Development II                                                    -28.93%       N/A          -28.90%
Core Equity II                                                            -23.24%       N/A          -23.21%
Dent Demographic Trends II                                                -39.47%       N/A          -39.43%
Diversified Income II                                                       N/A         N/A           -3.53%
Global Utilities II                                                         N/A         N/A          -32.52%
Government Securities II                                                   1.36%        N/A           1.35%
Growth II                                                                 -38.28%       N/A          -38.24%
High Yield II                                                               N/A         N/A          -12.56%
International Growth II                                                   -23.37%       N/A          -23.34%
Mid Cap Core Equity II                                                    -18.77%       N/A          -18.74%
Money Market II                                                            -6.82%       N/A           -6.81%
New Technology II                                                           N/A         N/A          -44.19%
Premier Equity II                                                         -37.64%       N/A          -37.60%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.16%
Balanced II                                                                 N/A         N/A          -23.71%
Basic Value II                                                            -29.93%       N/A          -29.89%
Blue Chip II                                                                N/A         N/A          -32.35%
Capital Appreciation II                                                   -32.03%       N/A          -31.99%
Capital Development II                                                    -29.16%       N/A          -29.13%
Core Equity II                                                            -23.49%       N/A          -23.46%
Dent Demographic Trends II                                                -39.67%       N/A          -39.63%
Diversified Income II                                                       N/A         N/A           -3.78%
Global Utilities II                                                         N/A         N/A          -32.69%
Government Securities II                                                   1.03%        N/A           1.03%
Growth II                                                                 -38.48%       N/A          -38.44%
High Yield II                                                               N/A         N/A          -12.78%
International Growth II                                                   -23.61%       N/A          -23.59%
Mid Cap Core Equity II                                                    -19.03%       N/A          -19.01%
Money Market II                                                            -7.12%       N/A           -7.11%
New Technology II                                                           N/A         N/A          -44.33%
Premier Equity II                                                         -37.85%       N/A          -37.81%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.90%
Balanced II                                                                 N/A         N/A          -23.36%
Basic Value II                                                            -29.58%       N/A          -29.55%
Blue Chip II                                                                N/A         N/A          -32.08%
Capital Appreciation II                                                   -31.70%       N/A          -31.66%
Capital Development II                                                    -28.82%       N/A          -28.78%
Core Equity II                                                            -23.12%       N/A          -23.09%
Dent Demographic Trends II                                                -39.37%       N/A          -39.33%
Diversified Income II                                                       N/A         N/A           -3.41%
Global Utilities II                                                         N/A         N/A          -32.44%
Government Securities II                                                   1.52%        N/A           1.51%
Growth II                                                                 -38.18%       N/A          -38.14%
High Yield II                                                               N/A         N/A          -12.45%
International Growth II                                                   -23.24%       N/A          -23.21%
Mid Cap Core Equity II                                                    -18.64%       N/A          -18.61%
Money Market II                                                            -6.67%       N/A           -6.66%
New Technology II                                                           N/A         N/A          -44.12%
Premier Equity II                                                         -37.54%       N/A          -37.50%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.07%
Balanced II                                                                 N/A         N/A          -23.59%
Basic Value II                                                            -29.81%       N/A          -29.78%
Blue Chip II                                                                N/A         N/A          -32.26%
Capital Appreciation II                                                   -31.92%       N/A          -31.88%
Capital Development II                                                    -29.05%       N/A          -29.02%
Core Equity II                                                            -23.36%       N/A          -23.34%
Dent Demographic Trends II                                                -39.57%       N/A          -39.53%
Diversified Income II                                                       N/A         N/A           -3.66%
Global Utilities II                                                         N/A         N/A          -32.61%
Government Securities II                                                   1.19%        N/A           1.19%
Growth II                                                                 -38.38%       N/A          -38.34%
High Yield II                                                               N/A         N/A          -12.67%
International Growth II                                                   -23.49%       N/A          -23.46%
Mid Cap Core Equity II                                                    -18.90%       N/A          -18.87%
Money Market II                                                            -6.97%       N/A           -6.96%
New Technology II                                                           N/A         N/A          -44.26%
Premier Equity II                                                         -37.75%       N/A          -37.71%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.04%
Balanced II                                                                 N/A         N/A          -23.55%
Basic Value II                                                            -29.78%       N/A          -29.74%
Blue Chip II                                                                N/A         N/A          -32.23%
Capital Appreciation II                                                   -31.88%       N/A          -31.85%
Capital Development II                                                    -29.01%       N/A          -28.98%
Core Equity II                                                            -23.32%       N/A          -23.29%
Dent Demographic Trends II                                                -39.54%       N/A          -39.49%
Diversified Income II                                                       N/A         N/A           -3.62%
Global Utilities II                                                         N/A         N/A          -32.58%
Government Securities II                                                   1.25%        N/A           1.25%
Growth II                                                                 -38.35%       N/A          -38.30%
High Yield II                                                               N/A         N/A          -12.63%
International Growth II                                                   -23.45%       N/A          -23.42%
Mid Cap Core Equity II                                                    -18.85%       N/A          -18.83%
Money Market II                                                            -6.92%       N/A           -6.91%
New Technology II                                                           N/A         N/A          -44.23%
Premier Equity II                                                         -37.71%       N/A          -37.67%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.22%
Balanced II                                                                 N/A         N/A          -23.78%
Basic Value II                                                            -30.00%       N/A          -29.97%
Blue Chip II                                                                N/A         N/A          -32.41%
Capital Appreciation II                                                   -32.10%       N/A          -32.07%
Capital Development II                                                    -29.24%       N/A          -29.21%
Core Equity II                                                            -23.57%       N/A          -23.54%
Dent Demographic Trends II                                                -39.74%       N/A          -39.69%
Diversified Income II                                                       N/A         N/A           -3.86%
Global Utilities II                                                         N/A         N/A          -32.75%
Government Securities II                                                   0.93%        N/A           0.93%
Growth II                                                                 -38.55%       N/A          -38.51%
High Yield II                                                               N/A         N/A          -12.85%
International Growth II                                                   -23.70%       N/A          -23.67%
Mid Cap Core Equity II                                                    -19.12%       N/A          -19.09%
Money Market II                                                            -7.22%       N/A           -7.21%
New Technology II                                                           N/A         N/A          -44.37%
Premier Equity II                                                         -37.92%       N/A          -37.88%


AIM Lifetime America Regal TM (Base Contract)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.78%
Balanced II                                                                 N/A         N/A          -23.20%
Basic Value II                                                            -28.58%       N/A          -28.55%
Blue Chip II                                                                N/A         N/A          -31.96%
Capital Appreciation II                                                   -30.70%       N/A          -30.66%
Capital Development II                                                    -27.81%       N/A          -27.78%
Core Equity II                                                            -22.10%       N/A          -22.07%
Dent Demographic Trends II                                                -38.39%       N/A          -38.34%
Diversified Income II                                                       N/A         N/A           -3.25%
Global Utilities II                                                         N/A         N/A          -32.33%
Government Securities II                                                   2.58%        N/A           2.58%
Growth II                                                                 -37.19%       N/A          -37.15%
High Yield II                                                               N/A         N/A          -12.31%
International Growth II                                                   -22.23%       N/A          -22.20%
Mid Cap Core Equity II                                                    -17.61%       N/A          -17.59%
Money Market II                                                            -5.62%       N/A           -5.61%
New Technology II                                                           N/A         N/A          -44.03%
Premier Equity II                                                         -36.55%       N/A          -36.51%


AIM Lifetime America Regal TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.96%
Balanced II                                                                 N/A         N/A          -23.44%
Basic Value II                                                            -28.81%       N/A          -28.78%
Blue Chip II                                                                N/A         N/A          -32.14%
Capital Appreciation II                                                   -30.92%       N/A          -30.89%
Capital Development II                                                    -28.04%       N/A          -28.01%
Core Equity II                                                            -22.35%       N/A          -22.32%
Dent Demographic Trends II                                                -38.59%       N/A          -38.54%
Diversified Income II                                                       N/A         N/A           -3.49%
Global Utilities II                                                         N/A         N/A          -32.50%
Government Securities II                                                   2.26%        N/A           2.26%
Growth II                                                                 -37.39%       N/A          -37.35%
High Yield II                                                               N/A         N/A          -12.53%
International Growth II                                                   -22.47%       N/A          -22.45%
Mid Cap Core Equity II                                                    -17.87%       N/A          -17.85%
Money Market II                                                            -5.92%       N/A           -5.91%
New Technology II                                                           N/A         N/A          -44.17%
Premier Equity II                                                         -36.76%       N/A          -36.72%


AIM Lifetime America Regal TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.93%
Balanced II                                                                 N/A         N/A          -23.40%
Basic Value II                                                            -28.77%       N/A          -28.74%
Blue Chip II                                                                N/A         N/A          -32.11%
Capital Appreciation II                                                   -30.88%       N/A          -30.85%
Capital Development II                                                    -28.01%       N/A          -27.97%
Core Equity II                                                            -22.31%       N/A          -22.28%
Dent Demographic Trends II                                                -38.55%       N/A          -38.51%
Diversified Income II                                                       N/A         N/A           -3.45%
Global Utilities II                                                         N/A         N/A          -32.47%
Government Securities II                                                   2.31%        N/A           2.31%
Growth II                                                                 -37.36%       N/A          -37.32%
High Yield II                                                               N/A         N/A          -12.49%
International Growth II                                                   -22.43%       N/A          -22.41%
Mid Cap Core Equity II                                                    -17.83%       N/A          -17.81%
Money Market II                                                            -5.87%       N/A           -5.86%
New Technology II                                                           N/A         N/A          -44.14%
Premier Equity II                                                         -36.72%       N/A          -36.69%


AIM Lifetime America Regal TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.10%
Balanced II                                                                 N/A         N/A          -23.63%
Basic Value II                                                            -29.00%       N/A          -28.97%
Blue Chip II                                                                N/A         N/A          -32.29%
Capital Appreciation II                                                   -31.11%       N/A          -31.07%
Capital Development II                                                    -28.24%       N/A          -28.20%
Core Equity II                                                            -22.55%       N/A          -22.53%
Dent Demographic Trends II                                                -38.75%       N/A          -38.71%
Diversified Income II                                                       N/A         N/A           -3.70%
Global Utilities II                                                         N/A         N/A          -32.64%
Government Securities II                                                   1.99%        N/A           1.99%
Growth II                                                                 -37.56%       N/A          -37.52%
High Yield II                                                               N/A         N/A          -12.71%
International Growth II                                                   -22.68%       N/A          -22.65%
Mid Cap Core Equity II                                                    -18.09%       N/A          -18.07%
Money Market II                                                            -6.17%       N/A           -6.16%
New Technology II                                                           N/A         N/A          -44.28%
Premier Equity II                                                         -36.93%       N/A          -36.89%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.87%
Balanced II                                                                 N/A         N/A          -23.32%
Basic Value II                                                            -28.70%       N/A          -28.66%
Blue Chip II                                                                N/A         N/A          -32.05%
Capital Appreciation II                                                   -30.81%       N/A          -30.77%
Capital Development II                                                    -27.93%       N/A          -27.90%
Core Equity II                                                            -22.22%       N/A          -22.20%
Dent Demographic Trends II                                                -38.49%       N/A          -38.44%
Diversified Income II                                                       N/A         N/A           -3.37%
Global Utilities II                                                         N/A         N/A          -32.41%
Government Securities II                                                   2.42%        N/A           2.42%
Growth II                                                                 -37.29%       N/A          -37.25%
High Yield II                                                               N/A         N/A          -12.42%
International Growth II                                                   -22.35%       N/A          -22.32%
Mid Cap Core Equity II                                                    -17.74%       N/A          -17.72%
Money Market II                                                            -5.77%       N/A           -5.76%
New Technology II                                                           N/A         N/A          -44.10%
Premier Equity II                                                         -36.66%       N/A          -36.62%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.04%
Balanced II                                                                 N/A         N/A          -23.55%
Basic Value II                                                            -28.93%       N/A          -28.89%
Blue Chip II                                                                N/A         N/A          -32.23%
Capital Appreciation II                                                   -31.03%       N/A          -31.00%
Capital Development II                                                    -28.16%       N/A          -28.13%
Core Equity II                                                            -22.47%       N/A          -22.45%
Dent Demographic Trends II                                                -38.69%       N/A          -38.64%
Diversified Income II                                                       N/A         N/A           -3.62%
Global Utilities II                                                         N/A         N/A          -32.58%
Government Securities II                                                   2.10%        N/A           2.10%
Growth II                                                                 -37.50%       N/A          -37.46%
High Yield II                                                               N/A         N/A          -12.63%
International Growth II                                                   -22.60%       N/A          -22.57%
Mid Cap Core Equity II                                                    -18.00%       N/A          -17.98%
Money Market II                                                            -6.07%       N/A           -6.06%
New Technology II                                                           N/A         N/A          -44.23%
Premier Equity II                                                         -36.86%       N/A          -36.82%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.01%
Balanced II                                                                 N/A         N/A          -23.51%
Basic Value II                                                            -28.89%       N/A          -28.85%
Blue Chip II                                                                N/A         N/A          -32.20%
Capital Appreciation II                                                   -30.99%       N/A          -30.96%
Capital Development II                                                    -28.12%       N/A          -28.09%
Core Equity II                                                            -22.43%       N/A          -22.40%
Dent Demographic Trends II                                                -38.65%       N/A          -38.61%
Diversified Income II                                                       N/A         N/A           -3.57%
Global Utilities II                                                         N/A         N/A          -32.55%
Government Securities II                                                   2.15%        N/A           2.15%
Growth II                                                                 -37.46%       N/A          -37.42%
High Yield II                                                               N/A         N/A          -12.60%
International Growth II                                                   -22.56%       N/A          -22.53%
Mid Cap Core Equity II                                                    -17.96%       N/A          -17.94%
Money Market II                                                            -6.02%       N/A           -6.01%
New Technology II                                                           N/A         N/A          -44.21%
Premier Equity II                                                         -36.83%       N/A          -36.79%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.19%
Balanced II                                                                 N/A         N/A          -23.74%
Basic Value II                                                            -29.12%       N/A          -29.08%
Blue Chip II                                                                N/A         N/A          -32.38%
Capital Appreciation II                                                   -31.22%       N/A          -31.18%
Capital Development II                                                    -28.35%       N/A          -28.32%
Core Equity II                                                            -22.68%       N/A          -22.65%
Dent Demographic Trends II                                                -38.85%       N/A          -38.81%
Diversified Income II                                                       N/A         N/A           -3.82%
Global Utilities II                                                         N/A         N/A          -32.72%
Government Securities II                                                   1.83%        N/A           1.83%
Growth II                                                                 -37.66%       N/A          -37.62%
High Yield II                                                               N/A         N/A          -12.81%
International Growth II                                                   -22.80%       N/A          -22.78%
Mid Cap Core Equity II                                                    -18.22%       N/A          -18.20%
Money Market II                                                            -6.32%       N/A           -6.31%
New Technology II                                                           N/A         N/A          -44.35%
Premier Equity II                                                         -37.03%       N/A          -36.99%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.93%
Balanced II                                                                 N/A         N/A          -23.40%
Basic Value II                                                            -28.77%       N/A          -28.74%
Blue Chip II                                                                N/A         N/A          -32.11%
Capital Appreciation II                                                   -30.88%       N/A          -30.85%
Capital Development II                                                    -28.01%       N/A          -27.97%
Core Equity II                                                            -22.31%       N/A          -22.28%
Dent Demographic Trends II                                                -38.55%       N/A          -38.51%
Diversified Income II                                                       N/A         N/A           -3.45%
Global Utilities II                                                         N/A         N/A          -32.47%
Government Securities II                                                   2.31%        N/A           2.31%
Growth II                                                                 -37.36%       N/A          -37.32%
High Yield II                                                               N/A         N/A          -12.49%
International Growth II                                                   -22.43%       N/A          -22.41%
Mid Cap Core Equity II                                                    -17.83%       N/A          -17.81%
Money Market II                                                            -5.87%       N/A           -5.86%
New Technology II                                                           N/A         N/A          -44.14%
Premier Equity II                                                         -36.72%       N/A          -36.69%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.10%
Balanced II                                                                 N/A         N/A          -23.63%
Basic Value II                                                            -29.00%       N/A          -28.97%
Blue Chip II                                                                N/A         N/A          -32.29%
Capital Appreciation II                                                   -31.11%       N/A          -31.07%
Capital Development II                                                    -28.24%       N/A          -28.20%
Core Equity II                                                            -22.55%       N/A          -22.53%
Dent Demographic Trends II                                                -38.75%       N/A          -38.71%
Diversified Income II                                                       N/A         N/A           -3.70%
Global Utilities II                                                         N/A         N/A          -32.64%
Government Securities II                                                   1.99%        N/A           1.99%
Growth II                                                                 -37.56%       N/A          -37.52%
High Yield II                                                               N/A         N/A          -12.71%
International Growth II                                                   -22.68%       N/A          -22.65%
Mid Cap Core Equity II                                                    -18.09%       N/A          -18.07%
Money Market II                                                            -6.17%       N/A           -6.16%
New Technology II                                                           N/A         N/A          -44.28%
Premier Equity II                                                         -36.93%       N/A          -36.89%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.07%
Balanced II                                                                 N/A         N/A          -23.59%
Basic Value II                                                            -28.96%       N/A          -28.93%
Blue Chip II                                                                N/A         N/A          -32.26%
Capital Appreciation II                                                   -31.07%       N/A          -31.03%
Capital Development II                                                    -28.20%       N/A          -28.17%
Core Equity II                                                            -22.51%       N/A          -22.49%
Dent Demographic Trends II                                                -38.72%       N/A          -38.68%
Diversified Income II                                                       N/A         N/A           -3.66%
Global Utilities II                                                         N/A         N/A          -32.61%
Government Securities II                                                   2.04%        N/A           2.04%
Growth II                                                                 -37.53%       N/A          -37.49%
High Yield II                                                               N/A         N/A          -12.67%
International Growth II                                                   -22.64%       N/A          -22.61%
Mid Cap Core Equity II                                                    -18.05%       N/A          -18.03%
Money Market II                                                            -6.12%       N/A           -6.11%
New Technology II                                                           N/A         N/A          -44.26%
Premier Equity II                                                         -36.90%       N/A          -36.86%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.25%
Balanced II                                                                 N/A         N/A          -23.82%
Basic Value II                                                            -29.19%       N/A          -29.16%
Blue Chip II                                                                N/A         N/A          -32.44%
Capital Appreciation II                                                   -31.29%       N/A          -31.26%
Capital Development II                                                    -28.43%       N/A          -28.40%
Core Equity II                                                            -22.76%       N/A          -22.73%
Dent Demographic Trends II                                                -38.92%       N/A          -38.88%
Diversified Income II                                                       N/A         N/A           -3.90%
Global Utilities II                                                         N/A         N/A          -32.78%
Government Securities II                                                   1.72%        N/A           1.72%
Growth II                                                                 -37.73%       N/A          -37.69%
High Yield II                                                               N/A         N/A          -12.88%
International Growth II                                                   -22.89%       N/A          -22.86%
Mid Cap Core Equity II                                                    -18.31%       N/A          -18.29%
Money Market II                                                            -6.41%       N/A           -6.41%
New Technology II                                                           N/A         N/A          -44.40%
Premier Equity II                                                         -37.10%       N/A          -37.06%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -28.99%
Balanced II                                                                 N/A         N/A          -23.47%
Basic Value II                                                            -28.85%       N/A          -28.82%
Blue Chip II                                                                N/A         N/A          -32.17%
Capital Appreciation II                                                   -30.96%       N/A          -30.92%
Capital Development II                                                    -28.08%       N/A          -28.05%
Core Equity II                                                            -22.39%       N/A          -22.36%
Dent Demographic Trends II                                                -38.62%       N/A          -38.58%
Diversified Income II                                                       N/A         N/A           -3.53%
Global Utilities II                                                         N/A         N/A          -32.52%
Government Securities II                                                   2.21%        N/A           2.20%
Growth II                                                                 -37.43%       N/A          -37.39%
High Yield II                                                               N/A         N/A          -12.56%
International Growth II                                                   -22.52%       N/A          -22.49%
Mid Cap Core Equity II                                                    -17.92%       N/A          -17.89%
Money Market II                                                            -5.97%       N/A           -5.96%
New Technology II                                                           N/A         N/A          -44.19%
Premier Equity II                                                         -36.79%       N/A          -36.75%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.16%
Balanced II                                                                 N/A         N/A          -23.71%
Basic Value II                                                            -29.08%       N/A          -29.04%
Blue Chip II                                                                N/A         N/A          -32.35%
Capital Appreciation II                                                   -31.18%       N/A          -31.14%
Capital Development II                                                    -28.31%       N/A          -28.28%
Core Equity II                                                            -22.64%       N/A          -22.61%
Dent Demographic Trends II                                                -38.82%       N/A          -38.78%
Diversified Income II                                                       N/A         N/A           -3.78%
Global Utilities II                                                         N/A         N/A          -32.69%
Government Securities II                                                   1.88%        N/A           1.88%
Growth II                                                                 -37.63%       N/A          -37.59%
High Yield II                                                               N/A         N/A          -12.78%
International Growth II                                                   -22.76%       N/A          -22.74%
Mid Cap Core Equity II                                                    -18.18%       N/A          -18.16%
Money Market II                                                            -6.27%       N/A           -6.26%
New Technology II                                                           N/A         N/A          -44.33%
Premier Equity II                                                         -37.00%       N/A          -36.96%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.13%
Balanced II                                                                 N/A         N/A          -23.67%
Basic Value II                                                            -29.04%       N/A          -29.01%
Blue Chip II                                                                N/A         N/A          -32.32%
Capital Appreciation II                                                   -31.14%       N/A          -31.11%
Capital Development II                                                    -28.28%       N/A          -28.24%
Core Equity II                                                            -22.60%       N/A          -22.57%
Dent Demographic Trends II                                                -38.79%       N/A          -38.74%
Diversified Income II                                                       N/A         N/A           -3.74%
Global Utilities II                                                         N/A         N/A          -32.67%
Government Securities II                                                   1.94%        N/A           1.94%
Growth II                                                                 -37.60%       N/A          -37.56%
High Yield II                                                               N/A         N/A          -12.74%
International Growth II                                                   -22.72%       N/A          -22.70%
Mid Cap Core Equity II                                                    -18.13%       N/A          -18.11%
Money Market II                                                            -6.22%       N/A           -6.21%
New Technology II                                                           N/A         N/A          -44.30%
Premier Equity II                                                         -36.96%       N/A          -36.92%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -29.31%
Balanced II                                                                 N/A         N/A          -23.90%
Basic Value II                                                            -29.27%       N/A          -29.23%
Blue Chip II                                                                N/A         N/A          -32.50%
Capital Appreciation II                                                   -31.36%       N/A          -31.33%
Capital Development II                                                    -28.51%       N/A          -28.47%
Core Equity II                                                            -22.84%       N/A          -22.82%
Dent Demographic Trends II                                                -38.98%       N/A          -38.94%
Diversified Income II                                                       N/A         N/A           -3.98%
Global Utilities II                                                         N/A         N/A          -32.83%
Government Securities II                                                   1.62%        N/A           1.61%
Growth II                                                                 -37.80%       N/A          -37.76%
High Yield II                                                               N/A         N/A          -12.96%
International Growth II                                                   -22.97%       N/A          -22.94%
Mid Cap Core Equity II                                                    -18.40%       N/A          -18.37%
Money Market II                                                            -6.51%       N/A           -6.50%
New Technology II                                                           N/A         N/A          -44.44%
Premier Equity II                                                         -37.17%       N/A          -37.13%




AIM Lifetime America Freedom TM (Base Contract)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -22.86%
Balanced II                                                                 N/A         N/A          -17.29%
Basic Value II                                                            -23.52%       N/A          -23.49%
Blue Chip II                                                                N/A         N/A          -26.04%
Capital Appreciation II                                                   -25.63%       N/A          -25.60%
Capital Development II                                                    -22.75%       N/A          -22.72%
Core Equity II                                                            -17.04%       N/A          -17.02%
Dent Demographic Trends II                                                -33.32%       N/A          -33.28%
Diversified Income II                                                       N/A         N/A            2.66%
Global Utilities II                                                         N/A         N/A          -26.41%
Government Securities II                                                   7.63%        N/A           7.62%
Growth II                                                                 -32.12%       N/A          -32.09%
High Yield II                                                               N/A         N/A           -6.40%
International Growth II                                                   -17.17%       N/A          -17.15%
Mid Cap Core Equity II                                                    -12.55%       N/A          -12.54%
Money Market II                                                            -0.57%       N/A           -0.57%
New Technology II                                                           N/A         N/A          -38.10%
Premier Equity II                                                         -31.49%       N/A          -31.45%


AIM Lifetime America Freedom TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.04%
Balanced II                                                                 N/A         N/A          -17.52%
Basic Value II                                                            -23.75%       N/A          -23.72%
Blue Chip II                                                                N/A         N/A          -26.22%
Capital Appreciation II                                                   -25.86%       N/A          -25.83%
Capital Development II                                                    -22.98%       N/A          -22.96%
Core Equity II                                                            -17.29%       N/A          -17.27%
Dent Demographic Trends II                                                -33.52%       N/A          -33.48%
Diversified Income II                                                       N/A         N/A            2.42%
Global Utilities II                                                         N/A         N/A          -26.57%
Government Securities II                                                   7.31%        N/A           7.30%
Growth II                                                                 -32.33%       N/A          -32.29%
High Yield II                                                               N/A         N/A           -6.61%
International Growth II                                                   -17.42%       N/A          -17.39%
Mid Cap Core Equity II                                                    -12.82%       N/A          -12.80%
Money Market II                                                            -0.87%       N/A           -0.87%
New Technology II                                                           N/A         N/A          -38.24%
Premier Equity II                                                         -31.69%       N/A          -31.66%


AIM Lifetime America Freedom TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.01%
Balanced II                                                                 N/A         N/A          -17.49%
Basic Value II                                                            -23.71%       N/A          -23.68%
Blue Chip II                                                                N/A         N/A          -26.19%
Capital Appreciation II                                                   -25.82%       N/A          -25.79%
Capital Development II                                                    -22.94%       N/A          -22.92%
Core Equity II                                                            -17.25%       N/A          -17.23%
Dent Demographic Trends II                                                -33.49%       N/A          -33.45%
Diversified Income II                                                       N/A         N/A           2.46%
Global Utilities II                                                         N/A         N/A          -26.55%
Government Securities II                                                   7.36%        N/A           7.35%
Growth II                                                                 -32.29%       N/A          -32.26%
High Yield II                                                               N/A         N/A           -6.58%
International Growth II                                                   -17.37%       N/A          -17.35%
Mid Cap Core Equity II                                                    -12.77%       N/A          -12.76%
Money Market II                                                            -0.82%       N/A           -0.82%
New Technology II                                                           N/A         N/A          -38.22%
Premier Equity II                                                         -31.66%       N/A          -31.62%


AIM Lifetime America Freedom TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.18%
Balanced II                                                                 N/A         N/A          -17.72%
Basic Value II                                                            -23.94%       N/A          -23.91%
Blue Chip II                                                                N/A         N/A          -26.37%
Capital Appreciation II                                                   -26.04%       N/A          -26.01%
Capital Development II                                                    -23.18%       N/A          -23.15%
Core Equity II                                                            -17.50%       N/A          -17.47%
Dent Demographic Trends II                                                -33.69%       N/A          -33.65%
Diversified Income II                                                       N/A         N/A           2.21%
Global Utilities II                                                         N/A         N/A          -26.72%
Government Securities II                                                   7.04%        N/A           7.03%
Growth II                                                                 -32.50%       N/A          -32.46%
High Yield II                                                               N/A         N/A           -6.79%
International Growth II                                                   -17.62%       N/A          -17.60%
Mid Cap Core Equity II                                                    -13.03%       N/A          -13.02%
Money Market II                                                            -1.12%       N/A           -1.12%
New Technology II                                                           N/A         N/A          -38.35%
Premier Equity II                                                         -31.86%       N/A          -31.83%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -22.95%
Balanced II                                                                 N/A         N/A          -17.41%
Basic Value II                                                            -23.63%       N/A          -23.61%
Blue Chip II                                                                N/A         N/A          -26.13%
Capital Appreciation II                                                   -25.75%       N/A          -25.72%
Capital Development II                                                    -22.87%       N/A          -22.84%
Core Equity II                                                            -17.17%       N/A          -17.14%
Dent Demographic Trends II                                                -33.42%       N/A          -33.38%
Diversified Income II                                                       N/A         N/A            2.54%
Global Utilities II                                                         N/A         N/A          -26.49%
Government Securities II                                                   7.47%        N/A           7.46%
Growth II                                                                 -32.23%       N/A          -32.19%
High Yield II                                                               N/A         N/A           -6.50%
International Growth II                                                   -17.29%       N/A          -17.27%
Mid Cap Core Equity II                                                    -12.69%       N/A          -12.67%
Money Market II                                                            -0.72%       N/A           -0.72%
New Technology II                                                           N/A         N/A          -38.17%
Premier Equity II                                                         -31.59%       N/A          -31.55%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.12%
Balanced II                                                                 N/A         N/A          -17.64%
Basic Value II                                                            -23.86%       N/A          -23.84%
Blue Chip II                                                                N/A         N/A          -26.31%
Capital Appreciation II                                                   -25.97%       N/A          -25.94%
Capital Development II                                                    -23.10%       N/A          -23.07%
Core Equity II                                                            -17.41%       N/A          -17.39%
Dent Demographic Trends II                                                -33.62%       N/A          -33.58%
Diversified Income II                                                       N/A         N/A            2.29%
Global Utilities II                                                         N/A         N/A          -26.66%
Government Securities II                                                   7.14%        N/A           7.13%
Growth II                                                                 -32.43%       N/A          -32.39%
High Yield II                                                               N/A         N/A           -6.72%
International Growth II                                                   -17.54%       N/A          -17.52%
Mid Cap Core Equity II                                                    -12.95%       N/A          -12.93%
Money Market II                                                            -1.02%       N/A           -1.02%
New Technology II                                                           N/A         N/A          -38.31%
Premier Equity II                                                         -31.80%       N/A          -31.76%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.09%
Balanced II                                                                 N/A         N/A          -17.60%
Basic Value II                                                            -23.83%       N/A          -23.80%
Blue Chip II                                                                N/A         N/A          -26.28%
Capital Appreciation II                                                   -25.93%       N/A          -25.90%
Capital Development II                                                    -23.06%       N/A          -23.03%
Core Equity II                                                            -17.37%       N/A          -17.35%
Dent Demographic Trends II                                                -33.59%       N/A          -33.55%
Diversified Income II                                                       N/A         N/A            2.33%
Global Utilities II                                                         N/A         N/A          -26.63%
Government Securities II                                                   7.20%        N/A           7.19%
Growth II                                                                 -32.40%       N/A          -32.36%
High Yield II                                                               N/A         N/A           -6.68%
International Growth II                                                   -17.50%       N/A          -17.48%
Mid Cap Core Equity II                                                    -12.90%       N/A          -12.89%
Money Market II                                                            -0.97%       N/A           -0.97%
New Technology II                                                           N/A         N/A          -38.28%
Premier Equity II                                                         -31.76%       N/A          -31.73%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.27%
Balanced II                                                                 N/A         N/A          -17.83%
Basic Value II                                                            -24.05%       N/A          -24.03%
Blue Chip II                                                                N/A         N/A          -26.46%
Capital Appreciation II                                                   -26.15%       N/A          -26.12%
Capital Development II                                                    -23.29%       N/A          -23.26%
Core Equity II                                                            -17.62%       N/A          -17.60%
Dent Demographic Trends II                                                -33.79%       N/A          -33.75%
Diversified Income II                                                       N/A         N/A            2.09%
Global Utilities II                                                         N/A         N/A          -26.80%
Government Securities II                                                   6.88%        N/A           6.87%
Growth II                                                                 -32.60%       N/A          -32.56%
High Yield II                                                               N/A         N/A           -6.90%
International Growth II                                                   -17.75%       N/A          -17.72%
Mid Cap Core Equity II                                                    -13.17%       N/A          -13.15%
Money Market II                                                            -1.27%       N/A           -1.26%
New Technology II                                                           N/A         N/A          -38.42%
Premier Equity II                                                         -31.97%       N/A          -31.93%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.01%
Balanced II                                                                 N/A         N/A          -17.49%
Basic Value II                                                            -23.71%       N/A          -23.68%
Blue Chip II                                                                N/A         N/A          -26.19%
Capital Appreciation II                                                   -25.82%       N/A          -25.79%
Capital Development II                                                    -22.94%       N/A          -22.92%
Core Equity II                                                            -17.25%       N/A          -17.23%
Dent Demographic Trends II                                                -33.49%       N/A          -33.45%
Diversified Income II                                                       N/A         N/A            2.46%
Global Utilities II                                                         N/A         N/A          -26.55%
Government Securities II                                                   7.36%        N/A           7.35%
Growth II                                                                 -32.29%       N/A          -32.26%
High Yield II                                                               N/A         N/A           -6.58%
International Growth II                                                   -17.37%       N/A          -17.35%
Mid Cap Core Equity II                                                    -12.77%       N/A          -12.76%
Money Market II                                                            -0.82%       N/A           -0.82%
New Technology II                                                           N/A         N/A          -38.22%
Premier Equity II                                                         -31.66%       N/A          -31.62%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.18%
Balanced II                                                                 N/A         N/A          -17.72%
Basic Value II                                                            -23.94%       N/A          -23.91%
Blue Chip II                                                                N/A         N/A          -26.37%
Capital Appreciation II                                                   -26.04%       N/A          -26.01%
Capital Development II                                                    -23.18%       N/A          -23.15%
Core Equity II                                                            -17.50%       N/A          -17.47%
Dent Demographic Trends II                                                -33.69%       N/A          -33.65%
Diversified Income II                                                       N/A         N/A            2.21%
Global Utilities II                                                         N/A         N/A          -26.72%
Government Securities II                                                   7.04%        N/A           7.03%
Growth II                                                                 -32.50%       N/A          -32.46%
High Yield II                                                               N/A         N/A           -6.79%
International Growth II                                                   -17.62%       N/A          -17.60%
Mid Cap Core Equity II                                                    -13.03%       N/A          -13.02%
Money Market II                                                            -1.12%       N/A           -1.12%
New Technology II                                                           N/A         N/A          -38.35%
Premier Equity II                                                         -31.86%       N/A          -31.83%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.12%
Balanced II                                                                 N/A         N/A          -17.64%
Basic Value II                                                            -23.86%       N/A          -23.84%
Blue Chip II                                                                N/A         N/A          -26.31%
Capital Appreciation II                                                   -25.97%       N/A          -25.94%
Capital Development II                                                    -23.10%       N/A          -23.07%
Core Equity II                                                            -17.41%       N/A          -17.39%
Dent Demographic Trends II                                                -33.62%       N/A          -33.58%
Diversified Income II                                                       N/A         N/A            2.29%
Global Utilities II                                                         N/A         N/A          -26.66%
Government Securities II                                                   7.14%        N/A           7.13%
Growth II                                                                 -32.43%       N/A          -32.39%
High Yield II                                                               N/A         N/A           -6.72%
International Growth II                                                   -17.54%       N/A          -17.52%
Mid Cap Core Equity II                                                    -12.95%       N/A          -12.93%
Money Market II                                                            -1.02%       N/A           -1.02%
New Technology II                                                           N/A         N/A          -38.31%
Premier Equity II                                                         -31.80%       N/A          -31.76%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.33%
Balanced II                                                                 N/A         N/A          -17.91%
Basic Value II                                                            -24.13%       N/A          -24.10%
Blue Chip II                                                                N/A         N/A          -26.52%
Capital Appreciation II                                                   -26.23%       N/A          -26.20%
Capital Development II                                                    -23.37%       N/A          -23.34%
Core Equity II                                                            -17.70%       N/A          -17.68%
Dent Demographic Trends II                                                -33.85%       N/A          -33.81%
Diversified Income II                                                       N/A         N/A            2.01%
Global Utilities II                                                         N/A         N/A          -26.86%
Government Securities II                                                   6.77%        N/A           6.76%
Growth II                                                                 -32.67%       N/A          -32.63%
High Yield II                                                               N/A         N/A           -6.97%
International Growth II                                                   -17.83%       N/A          -17.81%
Mid Cap Core Equity II                                                    -13.25%       N/A          -13.24%
Money Market II                                                            -1.36%       N/A           -1.36%
New Technology II                                                           N/A         N/A          -38.47%
Premier Equity II                                                         -32.03%       N/A          -32.00%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.06%
Balanced II                                                                 N/A         N/A          -17.56%
Basic Value II                                                            -23.79%       N/A          -23.76%
Blue Chip II                                                                N/A         N/A          -26.25%
Capital Appreciation II                                                   -25.89%       N/A          -25.86%
Capital Development II                                                    -23.02%       N/A          -22.99%
Core Equity II                                                            -17.33%       N/A          -17.31%
Dent Demographic Trends II                                                -33.55%       N/A          -33.52%
Diversified Income II                                                       N/A         N/A            2.38%
Global Utilities II                                                         N/A         N/A          -26.60%
Government Securities II                                                   7.25%        N/A           7.24%
Growth II                                                                 -32.36%       N/A          -32.33%
High Yield II                                                               N/A         N/A           -6.65%
International Growth II                                                   -17.46%       N/A          -17.44%
Mid Cap Core Equity II                                                    -12.86%       N/A          -12.84%
Money Market II                                                            -0.92%       N/A           -0.92%
New Technology II                                                           N/A         N/A          -38.26%
Premier Equity II                                                         -31.73%       N/A          -31.69%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.24%
Balanced II                                                                 N/A         N/A          -17.79%
Basic Value II                                                            -24.02%       N/A          -23.99%
Blue Chip II                                                                N/A         N/A          -26.43%
Capital Appreciation II                                                   -26.12%       N/A          -26.09%
Capital Development II                                                    -23.25%       N/A          -23.22%
Core Equity II                                                            -17.58%       N/A          -17.56%
Dent Demographic Trends II                                                -33.75%       N/A          -33.71%
Diversified Income II                                                       N/A         N/A            2.13%
Global Utilities II                                                         N/A         N/A          -26.77%
Government Securities II                                                   6.93%        N/A           6.92%
Growth II                                                                 -32.56%       N/A          -32.53%
High Yield II                                                               N/A         N/A           -6.86%
International Growth II                                                   -17.70%       N/A          -17.68%
Mid Cap Core Equity II                                                    -13.12%       N/A          -13.11%
Money Market II                                                            -1.22%       N/A           -1.21%
New Technology II                                                           N/A         N/A          -38.40%
Premier Equity II                                                         -31.93%       N/A          -31.90%



AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.21%
Balanced II                                                                 N/A         N/A          -17.76%
Basic Value II                                                            -23.98%       N/A          -23.95%
Blue Chip II                                                                N/A         N/A          -26.40%
Capital Appreciation II                                                   -26.08%       N/A          -26.05%
Capital Development II                                                    -23.21%       N/A          -23.19%
Core Equity II                                                            -17.54%       N/A          -17.52%
Dent Demographic Trends II                                                -33.72%       N/A          -33.68%
Diversified Income II                                                       N/A         N/A            2.17%
Global Utilities II                                                         N/A         N/A          -26.74%
Government Securities II                                                   6.98%        N/A           6.97%
Growth II                                                                 -32.53%       N/A          -32.49%
High Yield II                                                               N/A         N/A           -6.83%
International Growth II                                                   -17.66%       N/A          -17.64%
Mid Cap Core Equity II                                                    -13.08%       N/A          -13.06%
Money Market II                                                            -1.17%       N/A           -1.16%
New Technology II                                                           N/A         N/A          -38.38%
Premier Equity II                                                         -31.90%       N/A          -31.86%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                        N/A         N/A          -23.39%
Balanced II                                                                 N/A         N/A          -17.99%
Basic Value II                                                            -24.21%       N/A          -24.18%
Blue Chip II                                                                N/A         N/A          -26.57%
Capital Appreciation II                                                   -26.30%       N/A          -26.27%
Capital Development II                                                    -23.44%       N/A          -23.42%
Core Equity II                                                            -17.78%       N/A          -17.76%
Dent Demographic Trends II                                                -33.92%       N/A          -33.88%
Diversified Income II                                                       N/A         N/A            1.93%
Global Utilities II                                                         N/A         N/A          -26.91%
Government Securities II                                                   6.66%        N/A           6.65%
Growth II                                                                 -32.73%       N/A          -32.70%
High Yield II                                                               N/A         N/A           -7.04%
International Growth II                                                   -17.91%       N/A          -17.89%
Mid Cap Core Equity II                                                    -13.34%       N/A          -13.32%
Money Market II                                                            -1.46%       N/A           -1.46%
New Technology II                                                           N/A         N/A          -38.52%
Premier Equity II                                                         -32.10%       N/A          -32.07%










NON-STANDARDIZED TOTAL RETURNS


From time to time, we also may
 quote rates of return that reflect changes in the values of each Variable
 Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis.
These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of returnmay omit one or more charges, such as withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown. Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:


                  Annualized Return = (l + r) l/n -1

                  Where r = cumulative rate of return for the period shown and
                  n =  number of years in the period

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.


We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's or underlying fund's operations, as well as other periods, such as "year to date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter"
(prior to calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown.

The non standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 2002 are set out below. The Contracts were first offered for sale as of February 25, 2002. Certain of the Variable Sub-Accounts were available for investment prior to that date, Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable
Sub-Accounts under the Contracts (but not the withdrawal charge or taxes). No non-standardized annualized returns are shown for the Money Market Variable
Sub-Account.


Contracts with the Enhanced Death Benefit, Enhanced Earnings Death Benefit and
Income Benefit Riders were first offered to the public on February 25, 2002. The
Variable Sub-Accounts were available for investment prior to that date.
Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable
Sub-Accounts under the Contracts with the Enhanced Death Benefit, Enhanced
Earnings Death Benefit and Income Benefit Riders, but not the withdrawal charge.


Adjusted Historical Total Returns Method 1

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns," using the same method that we use to compute, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract, but not including the withdrawal charge [or contract maintenance charge]. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.



AIM Lifetime America Classic TM (Base Contract)                                                  10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -23.80%       N/A           -5.23%
Balanced II                                                               -18.37%       N/A           -2.65%
Basic Value II                                                            -23.37%       N/A          -17.04%
Blue Chip II                                                              -27.29%       N/A          -20.50%
Capital Appreciation II                                                   -25.49%     -3.75%          5.67%
Capital Development II                                                    -22.60%       N/A           -2.85%
Core Equity II                                                            -16.87%     -2.46%          6.19%
Dent Demographic Trends II                                                -33.18%       N/A          -28.67%
Diversified Income II                                                      0.71%       0.07%          3.14%
Global Utilities II                                                       -26.61%     -5.44%          2.10%
Government Securities II                                                   7.84%       4.77%          4.26%
Growth II                                                                 -31.99%     -9.43%          2.21%
High Yield II                                                              -7.29%       N/A           -7.69%
International Growth II                                                   -17.00%     -4.69%          2.65%
Mid Cap Core Equity II                                                    -12.38%       N/A           -4.93%
Money Market II                                                            -0.37%      2.45%          2.65%
New Technology II                                                         -45.88%     -15.56%         -2.48%
Premier Equity II                                                         -31.35%     -3.69%          6.18%


AIM Lifetime America Classic TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.03%       N/A           -5.51%
Balanced II                                                               -18.61%       N/A           -2.94%
Basic Value II                                                            -23.60%       N/A          -17.29%
Blue Chip II                                                              -27.51%       N/A          -20.74%
Capital Appreciation II                                                   -25.71%     -4.04%          5.35%
Capital Development II                                                    -22.83%       N/A           -3.14%
Core Equity II                                                            -17.12%     -2.75%          5.87%
Dent Demographic Trends II                                                -33.39%       N/A          -28.88%
Diversified Income II                                                      0.41%      -0.23%          2.83%
Global Utilities II                                                       -26.83%     -5.73%          1.80%
Government Securities II                                                   7.52%       4.46%          3.95%
Growth II                                                                 -32.19%     -9.70%          1.91%
High Yield II                                                              -7.57%       N/A           -7.96%
International Growth II                                                   -17.25%     -4.98%          2.35%
Mid Cap Core Equity II                                                    -12.64%       N/A           -5.21%
Money Market II                                                            -0.67%      2.15%          2.34%
New Technology II                                                         -46.04%     -15.81%         -2.77%
Premier Equity II                                                         -31.56%     -3.98%          5.86%


AIM Lifetime America Classic TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -23.99%       N/A           -5.46%
Balanced II                                                               -18.57%       N/A           -2.89%
Basic Value II                                                            -23.56%       N/A          -17.25%
Blue Chip II                                                              -27.47%       N/A          -20.70%
Capital Appreciation II                                                   -25.67%     -3.99%          5.41%
Capital Development II                                                    -22.79%       N/A           -3.09%
Core Equity II                                                            -17.08%     -2.70%          5.93%
Dent Demographic Trends II                                                -33.35%       N/A          -28.84%
Diversified Income II                                                      0.46%      -0.18%          2.88%
Global Utilities II                                                       -26.80%     -5.68%          1.85%
Government Securities II                                                   7.57%       4.51%          4.00%
Growth II                                                                 -32.16%     -9.66%          1.96%
High Yield II                                                              -7.53%       N/A           -7.92%
International Growth II                                                   -17.21%     -4.93%          2.40%
Mid Cap Core Equity II                                                    -12.60%       N/A           -5.17%
Money Market II                                                            -0.62%      2.20%          2.39%
New Technology II                                                         -46.01%     -15.77%         -2.72%
Premier Equity II                                                         -31.52%     -3.94%          5.91%


AIM Lifetime America Classic TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.22%       N/A           -5.75%
Balanced II                                                               -18.82%       N/A           -3.18%
Basic Value II                                                            -23.79%       N/A          -17.49%
Blue Chip II                                                              -27.69%       N/A          -20.94%
Capital Appreciation II                                                   -25.89%     -4.28%          5.09%
Capital Development II                                                    -23.02%       N/A           -3.38%
Core Equity II                                                            -17.33%     -2.99%          5.61%
Dent Demographic Trends II                                                -33.55%       N/A          -29.06%
Diversified Income II                                                      0.16%      -0.48%          2.57%
Global Utilities II                                                       -27.02%     -5.96%          1.54%
Government Securities II                                                   7.25%       4.20%          3.69%
Growth II                                                                 -32.36%     -9.93%          1.65%
High Yield II                                                              -7.80%       N/A           -8.19%
International Growth II                                                   -17.46%     -5.22%          2.09%
Mid Cap Core Equity II                                                    -12.86%       N/A           -5.45%
Money Market II                                                            -0.92%      1.89%          2.09%
New Technology II                                                         -46.17%     -16.02%         -3.01%
Premier Equity II                                                         -31.73%     -4.22%          5.60%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -23.92%       N/A           -5.37%
Balanced II                                                               -18.49%       N/A           -2.79%
Basic Value II                                                            -23.48%       N/A          -17.16%
Blue Chip II                                                              -27.40%       N/A          -20.62%
Capital Appreciation II                                                   -25.60%     -3.90%          5.51%
Capital Development II                                                    -22.71%       N/A           -3.00%
Core Equity II                                                            -17.00%     -2.60%          6.03%
Dent Demographic Trends II                                                -33.29%       N/A          -28.77%
Diversified Income II                                                      0.56%      -0.08%          2.98%
Global Utilities II                                                       -26.72%     -5.58%          1.95%
Government Securities II                                                   7.68%       4.62%          4.11%
Growth II                                                                 -32.09%     -9.57%          2.06%
High Yield II                                                              -7.43%       N/A           -7.82%
International Growth II                                                   -17.13%     -4.84%          2.50%
Mid Cap Core Equity II                                                    -12.51%       N/A           -5.07%
Money Market II                                                            -0.52%      2.30%          2.49%
New Technology II                                                         -45.96%     -15.69%         -2.62%
Premier Equity II                                                         -31.45%     -3.84%          6.02%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.14%       N/A           -5.65%
Balanced II                                                               -18.73%       N/A           -3.08%
Basic Value II                                                            -23.71%       N/A          -17.41%
Blue Chip II                                                              -27.62%       N/A          -20.86%
Capital Appreciation II                                                   -25.82%     -4.18%          5.20%
Capital Development II                                                    -22.94%       N/A           -3.29%
Core Equity II                                                            -17.25%     -2.90%          5.71%
Dent Demographic Trends II                                                -33.49%       N/A          -28.99%
Diversified Income II                                                      0.26%      -0.38%          2.68%
Global Utilities II                                                       -26.94%     -5.87%          1.64%
Government Securities II                                                   7.36%       4.30%          3.80%
Growth II                                                                 -32.29%     -9.84%          1.75%
High Yield II                                                              -7.71%       N/A           -8.10%
International Growth II                                                   -17.37%     -5.12%          2.19%
Mid Cap Core Equity II                                                    -12.77%       N/A           -5.36%
Money Market II                                                            -0.82%      1.99%          2.19%
New Technology II                                                         -46.12%     -15.94%         -2.92%
Premier Equity II                                                         -31.66%     -4.13%          5.70%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.11%       N/A           -5.60%
Balanced II                                                               -18.69%       N/A           -3.04%
Basic Value II                                                            -23.67%       N/A          -17.37%
Blue Chip II                                                              -27.58%       N/A          -20.82%
Capital Appreciation II                                                   -25.78%     -4.14%          5.25%
Capital Development II                                                    -22.91%       N/A           -3.24%
Core Equity II                                                            -17.21%     -2.85%          5.77%
Dent Demographic Trends II                                                -33.45%       N/A          -28.95%
Diversified Income II                                                      0.31%      -0.33%          2.73%
Global Utilities II                                                       -26.91%     -5.82%          1.69%
Government Securities II                                                   7.41%       4.36%          3.85%
Growth II                                                                 -32.26%     -9.79%          1.80%
High Yield II                                                              -7.66%       N/A           -8.05%
International Growth II                                                   -17.33%     -5.07%          2.25%
Mid Cap Core Equity II                                                    -12.73%       N/A           -5.31%
Money Market II                                                            -0.77%      2.04%          2.24%
New Technology II                                                         -46.09%     -15.90%         -2.87%
Premier Equity II                                                         -31.62%     -4.08%          5.75%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.33%       N/A           -5.89%
Balanced II                                                               -18.94%       N/A           -3.33%
Basic Value II                                                            -23.90%       N/A          -17.62%
Blue Chip II                                                              -27.80%       N/A          -21.06%
Capital Appreciation II                                                   -26.01%     -4.42%          4.93%
Capital Development II                                                    -23.14%       N/A           -3.53%
Core Equity II                                                            -17.45%     -3.14%          5.45%
Dent Demographic Trends II                                                -33.65%       N/A          -29.16%
Diversified Income II                                                      0.01%      -0.63%          2.42%
Global Utilities II                                                       -27.12%     -6.10%          1.39%
Government Securities II                                                   7.09%       4.04%          3.54%
Growth II                                                                 -32.46%     -10.06%         1.50%
High Yield II                                                              -7.94%       N/A           -8.33%
International Growth II                                                   -17.58%     -5.36%          1.94%
Mid Cap Core Equity II                                                    -12.99%       N/A           -5.59%
Money Market II                                                            -1.07%      1.74%          1.93%
New Technology II                                                         -46.26%     -16.15%         -3.16%
Premier Equity II                                                         -31.83%     -4.37%          5.44%



AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -23.99%       N/A           -5.46%
Balanced II                                                               -18.57%       N/A           -2.89%
Basic Value II                                                            -23.56%       N/A          -17.25%
Blue Chip II                                                              -27.47%       N/A          -20.70%
Capital Appreciation II                                                   -25.67%     -3.99%          5.41%
Capital Development II                                                    -22.79%       N/A           -3.09%
Core Equity II                                                            -17.08%     -2.70%          5.93%
Dent Demographic Trends II                                                -33.35%       N/A          -28.84%
Diversified Income II                                                      0.46%      -0.18%          2.88%
Global Utilities II                                                       -26.80%     -5.68%          1.85%
Government Securities II                                                   7.57%       4.51%          4.00%
Growth II                                                                 -32.16%     -9.66%          1.96%
High Yield II                                                              -7.53%       N/A           -7.92%
International Growth II                                                   -17.21%     -4.93%          2.40%
Mid Cap Core Equity II                                                    -12.60%       N/A           -5.17%
Money Market II                                                            -0.62%      2.20%          2.39%
New Technology II                                                         -46.01%     -15.77%         -2.72%
Premier Equity II                                                         -31.52%     -3.94%          5.91%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.22%       N/A           -5.75%
Balanced II                                                               -18.82%       N/A           -3.18%
Basic Value II                                                            -23.79%       N/A          -17.49%
Blue Chip II                                                              -27.69%       N/A          -20.94%
Capital Appreciation II                                                   -25.89%     -4.28%          5.09%
Capital Development II                                                    -23.02%       N/A           -3.38%
Core Equity II                                                            -17.33%     -2.99%          5.61%
Dent Demographic Trends II                                                -33.55%       N/A          -29.06%
Diversified Income II                                                      0.16%      -0.48%          2.57%
Global Utilities II                                                       -27.02%     -5.96%          1.54%
Government Securities II                                                   7.25%       4.20%          3.69%
Growth II                                                                 -32.36%     -9.93%          1.65%
High Yield II                                                              -7.80%       N/A           -8.19%
International Growth II                                                   -17.46%     -5.22%          2.09%
Mid Cap Core Equity II                                                    -12.86%       N/A           -5.45%
Money Market II                                                            -0.92%      1.89%          2.09%
New Technology II                                                         -46.17%     -16.02%         -3.01%
Premier Equity II                                                         -31.73%     -4.22%          5.60%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.18%       N/A           -5.70%
Balanced II                                                               -18.77%       N/A           -3.13%
Basic Value II                                                            -23.75%       N/A          -17.45%
Blue Chip II                                                              -27.65%       N/A          -20.90%
Capital Appreciation II                                                   -25.86%     -4.23%          5.14%
Capital Development II                                                    -22.98%       N/A           -3.34%
Core Equity II                                                            -17.29%     -2.94%          5.66%
Dent Demographic Trends II                                                -33.52%       N/A          -29.02%
Diversified Income II                                                      0.21%      -0.43%          2.62%
Global Utilities II                                                       -26.98%     -5.91%          1.59%
Government Securities II                                                   7.31%       4.25%          3.74%
Growth II                                                                 -32.33%     -9.88%          1.70%
High Yield II                                                              -7.76%       N/A           -8.15%
International Growth II                                                   -17.42%     -5.17%          2.14%
Mid Cap Core Equity II                                                    -12.82%       N/A           -5.40%
Money Market II                                                            -0.87%      1.94%          2.14%
New Technology II                                                         -46.15%     -15.98%         -2.96%
Premier Equity II                                                         -31.69%     -4.18%          5.65%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.41%       N/A           -5.98%
Balanced II                                                               -19.02%       N/A           -3.42%
Basic Value II                                                            -23.98%       N/A          -17.70%
Blue Chip II                                                              -27.87%       N/A          -21.14%
Capital Appreciation II                                                   -26.08%     -4.52%          4.83%
Capital Development II                                                    -23.21%       N/A           -3.62%
Core Equity II                                                            -17.54%     -3.24%          5.35%
Dent Demographic Trends II                                                -33.72%       N/A          -29.24%
Diversified Income II                                                      -0.09%     -0.73%          2.32%
Global Utilities II                                                       -27.20%     -6.20%          1.29%
Government Securities II                                                   6.98%       3.94%          3.43%
Growth II                                                                 -32.53%     -10.15%         1.40%
High Yield II                                                              -8.03%       N/A           -8.42%
International Growth II                                                   -17.66%     -5.45%          1.84%
Mid Cap Core Equity II                                                    -13.08%       N/A           -5.69%
Money Market II                                                            -1.17%      1.64%          1.83%
New Technology II                                                         -46.31%     -16.23%         -3.25%
Premier Equity II                                                         -31.90%     -4.46%          5.33%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.07%       N/A           -5.56%
Balanced II                                                               -18.65%       N/A           -2.99%
Basic Value II                                                            -23.63%       N/A          -17.33%
Blue Chip II                                                              -27.55%       N/A          -20.78%
Capital Appreciation II                                                   -25.75%     -4.09%          5.30%
Capital Development II                                                    -22.87%       N/A           -3.19%
Core Equity II                                                            -17.17%     -2.80%          5.82%
Dent Demographic Trends II                                                -33.42%       N/A          -28.92%
Diversified Income II                                                      0.36%      -0.28%          2.78%
Global Utilities II                                                       -26.87%     -5.77%          1.74%
Government Securities II                                                   7.47%       4.41%          3.90%
Growth II                                                                 -32.23%     -9.75%          1.85%
High Yield II                                                              -7.62%       N/A           -8.01%
International Growth II                                                   -17.29%     -5.03%          2.30%
Mid Cap Core Equity II                                                    -12.69%       N/A           -5.26%
Money Market II                                                            -0.72%      2.09%          2.29%
New Technology II                                                         -46.07%     -15.85%         -2.82%
Premier Equity II                                                         -31.59%     -4.03%          5.81%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.30%       N/A           -5.84%
Balanced II                                                               -18.90%       N/A           -3.28%
Basic Value II                                                            -23.86%       N/A          -17.58%
Blue Chip II                                                              -27.76%       N/A          -21.02%
Capital Appreciation II                                                   -25.97%     -4.37%          4.99%
Capital Development II                                                    -23.10%       N/A           -3.48%
Core Equity II                                                            -17.41%     -3.09%          5.50%
Dent Demographic Trends II                                                -33.62%       N/A          -29.13%
Diversified Income II                                                      0.06%      -0.58%          2.47%
Global Utilities II                                                       -27.09%     -6.06%          1.44%
Government Securities II                                                   7.14%       4.10%          3.59%
Growth II                                                                 -32.43%     -10.02%         1.55%
High Yield II                                                              -7.90%       N/A           -8.28%
International Growth II                                                   -17.54%     -5.31%          1.99%
Mid Cap Core Equity II                                                    -12.95%       N/A           -5.55%
Money Market II                                                            -1.02%      1.79%          1.98%
New Technology II                                                         -46.23%     -16.11%         -3.11%
Premier Equity II                                                         -31.80%     -4.32%          5.49%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.26%       N/A           -5.79%
Balanced II                                                               -18.86%       N/A           -3.23%
Basic Value II                                                            -23.83%       N/A          -17.54%
Blue Chip II                                                              -27.73%       N/A          -20.98%
Capital Appreciation II                                                   -25.93%     -4.33%          5.04%
Capital Development II                                                    -23.06%       N/A           -3.43%
Core Equity II                                                            -17.37%     -3.04%          5.56%
Dent Demographic Trends II                                                -33.59%       N/A          -29.09%
Diversified Income II                                                      0.11%      -0.53%          2.52%
Global Utilities II                                                       -27.05%     -6.01%          1.49%
Government Securities II                                                   7.20%       4.15%          3.64%
Growth II                                                                 -32.40%     -9.97%          1.60%
High Yield II                                                              -7.85%       N/A           -8.24%
International Growth II                                                   -17.50%     -5.26%          2.04%
Mid Cap Core Equity II                                                    -12.90%       N/A           -5.50%
Money Market II                                                            -0.97%      1.84%          2.04%
New Technology II                                                         -46.20%     -16.06%         -3.06%
Premier Equity II                                                         -31.76%     -4.27%          5.54%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.49%       N/A           -6.08%
Balanced II                                                               -19.10%       N/A           -3.52%
Basic Value II                                                            -24.05%       N/A          -17.78%
Blue Chip II                                                              -27.94%       N/A          -21.22%
Capital Appreciation II                                                   -26.15%     -4.61%          4.72%
Capital Development II                                                    -23.29%       N/A           -3.72%
Core Equity II                                                            -17.62%     -3.33%          5.24%
Dent Demographic Trends II                                                -33.79%       N/A          -29.31%
Diversified Income II                                                      -0.19%     -0.83%          2.22%
Global Utilities II                                                       -27.27%     -6.29%          1.19%
Government Securities II                                                   6.88%       3.84%          3.33%
Growth II                                                                 -32.60%     -10.24%         1.30%
High Yield II                                                              -8.13%       N/A           -8.51%
International Growth II                                                   -17.75%     -5.55%          1.74%
Mid Cap Core Equity II                                                    -13.17%       N/A           -5.78%
Money Market II                                                            -1.27%      1.53%          1.73%
New Technology II                                                         -46.36%     -16.32%         -3.35%
Premier Equity II                                                         -31.97%     -4.56%          5.23%


AIM Lifetime America Regal TM (Base Contract)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -23.92%       N/A           -5.37%
Balanced II                                                               -18.49%       N/A           -2.79%
Basic Value II                                                            -23.48%       N/A          -17.16%
Blue Chip II                                                              -27.40%       N/A          -20.62%
Capital Appreciation II                                                   -25.60%     -3.90%          5.51%
Capital Development II                                                    -22.71%       N/A           -3.00%
Core Equity II                                                            -17.00%     -2.60%          6.03%
Dent Demographic Trends II                                                -33.29%       N/A          -28.77%
Diversified Income II                                                      0.56%      -0.08%          2.98%
Global Utilities II                                                       -26.72%     -5.58%          1.95%
Government Securities II                                                   7.68%       4.62%          4.11%
Growth II                                                                 -32.09%     -9.57%          2.06%
High Yield II                                                              -7.43%       N/A           -7.82%
International Growth II                                                   -17.13%     -4.84%          2.50%
Mid Cap Core Equity II                                                    -12.51%       N/A           -5.07%
Money Market II                                                            -0.52%      2.30%          2.49%
New Technology II                                                         -45.96%     -15.69%         -2.62%
Premier Equity II                                                         -31.45%     -3.84%          6.02%


AIM Lifetime America Regal TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.14%       N/A           -5.65%
Balanced II                                                               -18.73%       N/A           -3.08%
Basic Value II                                                            -23.71%       N/A          -17.41%
Blue Chip II                                                              -27.62%       N/A          -20.86%
Capital Appreciation II                                                   -25.82%     -4.18%          5.20%
Capital Development II                                                    -22.94%       N/A           -3.29%
Core Equity II                                                            -17.25%     -2.90%          5.71%
Dent Demographic Trends II                                                -33.49%       N/A          -28.99%
Diversified Income II                                                      0.26%      -0.38%          2.68%
Global Utilities II                                                       -26.94%     -5.87%          1.64%
Government Securities II                                                   7.36%       4.30%          3.80%
Growth II                                                                 -32.29%     -9.84%          1.75%
High Yield II                                                              -7.71%       N/A           -8.10%
International Growth II                                                   -17.37%     -5.12%          2.19%
Mid Cap Core Equity II                                                    -12.77%       N/A           -5.36%
Money Market II                                                            -0.82%      1.99%          2.19%
New Technology II                                                         -46.12%     -15.94%         -2.92%
Premier Equity II                                                         -31.66%     -4.13%          5.70%


AIM Lifetime America Regal TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.11%       N/A           -5.60%
Balanced II                                                               -18.69%       N/A           -3.04%
Basic Value II                                                            -23.67%       N/A          -17.37%
Blue Chip II                                                              -27.58%       N/A          -20.82%
Capital Appreciation II                                                   -25.78%     -4.14%          5.25%
Capital Development II                                                    -22.91%       N/A           -3.24%
Core Equity II                                                            -17.21%     -2.85%          5.77%
Dent Demographic Trends II                                                -33.45%       N/A          -28.95%
Diversified Income II                                                      0.31%      -0.33%          2.73%
Global Utilities II                                                       -26.91%     -5.82%          1.69%
Government Securities II                                                   7.41%       4.36%          3.85%
Growth II                                                                 -32.26%     -9.79%          1.80%
High Yield II                                                              -7.66%       N/A           -8.05%
International Growth II                                                   -17.33%     -5.07%          2.25%
Mid Cap Core Equity II                                                    -12.73%       N/A           -5.31%
Money Market II                                                            -0.77%      2.04%          2.24%
New Technology II                                                         -46.09%     -15.90%         -2.87%
Premier Equity II                                                         -31.62%     -4.08%          5.75%


AIM Lifetime America Regal TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.33%       N/A           -5.89%
Balanced II                                                               -18.94%       N/A           -3.33%
Basic Value II                                                            -23.90%       N/A          -17.62%
Blue Chip II                                                              -27.80%       N/A          -21.06%
Capital Appreciation II                                                   -26.01%     -4.42%          4.93%
Capital Development II                                                    -23.14%       N/A           -3.53%
Core Equity II                                                            -17.45%     -3.14%          5.45%
Dent Demographic Trends II                                                -33.65%       N/A          -29.16%
Diversified Income II                                                      0.01%      -0.63%          2.42%
Global Utilities II                                                       -27.12%     -6.10%          1.39%
Government Securities II                                                   7.09%       4.04%          3.54%
Growth II                                                                 -32.46%     -10.06%         1.50%
High Yield II                                                              -7.94%       N/A           -8.33%
International Growth II                                                   -17.58%     -5.36%          1.94%
Mid Cap Core Equity II                                                    -12.99%       N/A           -5.59%
Money Market II                                                            -1.07%      1.74%          1.93%
New Technology II                                                         -46.26%     -16.15%         -3.16%
Premier Equity II                                                         -31.83%     -4.37%          5.44%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.03%       N/A           -5.51%
Balanced II                                                               -18.61%       N/A           -2.94%
Basic Value II                                                            -23.60%       N/A          -17.29%
Blue Chip II                                                              -27.51%       N/A          -20.74%
Capital Appreciation II                                                   -25.71%     -4.04%          5.35%
Capital Development II                                                    -22.83%       N/A           -3.14%
Core Equity II                                                            -17.12%     -2.75%          5.87%
Dent Demographic Trends II                                                -33.39%       N/A          -28.88%
Diversified Income II                                                      0.41%      -0.23%          2.83%
Global Utilities II                                                       -26.83%     -5.73%          1.80%
Government Securities II                                                   7.52%       4.46%          3.95%
Growth II                                                                 -32.19%     -9.70%          1.91%
High Yield II                                                              -7.57%       N/A           -7.96%
International Growth II                                                   -17.25%     -4.98%          2.35%
Mid Cap Core Equity II                                                    -12.64%       N/A           -5.21%
Money Market II                                                            -0.67%      2.15%          2.34%
New Technology II                                                         -46.04%     -15.81%         -2.77%
Premier Equity II                                                         -31.56%     -3.98%          5.86%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.26%       N/A           -5.79%
Balanced II                                                               -18.86%       N/A           -3.23%
Basic Value II                                                            -23.83%       N/A          -17.54%
Blue Chip II                                                              -27.73%       N/A          -20.98%
Capital Appreciation II                                                   -25.93%     -4.33%          5.04%
Capital Development II                                                    -23.06%       N/A           -3.43%
Core Equity II                                                            -17.37%     -3.04%          5.56%
Dent Demographic Trends II                                                -33.59%       N/A          -29.09%
Diversified Income II                                                      0.11%      -0.53%          2.52%
Global Utilities II                                                       -27.05%     -6.01%          1.49%
Government Securities II                                                   7.20%       4.15%          3.64%
Growth II                                                                 -32.40%     -9.97%          1.60%
High Yield II                                                              -7.85%       N/A           -8.24%
International Growth II                                                   -17.50%     -5.26%          2.04%
Mid Cap Core Equity II                                                    -12.90%       N/A           -5.50%
Money Market II                                                            -0.97%      1.84%          2.04%
New Technology II                                                         -46.20%     -16.06%         -3.06%
Premier Equity II                                                         -31.76%     -4.27%          5.54%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.22%       N/A           -5.75%
Balanced II                                                               -18.82%       N/A           -3.18%
Basic Value II                                                            -23.79%       N/A          -17.49%
Blue Chip II                                                              -27.69%       N/A          -20.94%
Capital Appreciation II                                                   -25.89%     -4.28%          5.09%
Capital Development II                                                    -23.02%       N/A           -3.38%
Core Equity II                                                            -17.33%     -2.99%          5.61%
Dent Demographic Trends II                                                -33.55%       N/A          -29.06%
Diversified Income II                                                      0.16%      -0.48%          2.57%
Global Utilities II                                                       -27.02%     -5.96%          1.54%
Government Securities II                                                   7.25%       4.20%          3.69%
Growth II                                                                 -32.36%     -9.93%          1.65%
High Yield II                                                              -7.80%       N/A           -8.19%
International Growth II                                                   -17.46%     -5.22%          2.09%
Mid Cap Core Equity II                                                    -12.86%       N/A           -5.45%
Money Market II                                                            -0.92%      1.89%          2.09%
New Technology II                                                         -46.17%     -16.02%         -3.01%
Premier Equity II                                                         -31.73%     -4.22%          5.60%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.45%       N/A           -6.03%
Balanced II                                                               -19.06%       N/A           -3.47%
Basic Value II                                                            -24.02%       N/A          -17.74%
Blue Chip II                                                              -27.91%       N/A          -21.18%
Capital Appreciation II                                                   -26.12%     -4.57%          4.78%
Capital Development II                                                    -23.25%       N/A           -3.67%
Core Equity II                                                            -17.58%     -3.28%          5.29%
Dent Demographic Trends II                                                -33.75%       N/A          -29.27%
Diversified Income II                                                      -0.14%     -0.78%          2.27%
Global Utilities II                                                       -27.23%     -6.24%          1.24%
Government Securities II                                                   6.93%       3.89%          3.38%
Growth II                                                                 -32.56%     -10.20%         1.35%
High Yield II                                                              -8.08%       N/A           -8.47%
International Growth II                                                   -17.70%     -5.50%          1.79%
Mid Cap Core Equity II                                                    -13.12%       N/A           -5.73%
Money Market II                                                            -1.22%      1.58%          1.78%
New Technology II                                                         -46.34%     -16.27%         -3.30%
Premier Equity II                                                         -31.93%     -4.51%          5.28%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.11%       N/A           -5.60%
Balanced II                                                               -18.69%       N/A           -3.04%
Basic Value II                                                            -23.67%       N/A          -17.37%
Blue Chip II                                                              -27.58%       N/A          -20.82%
Capital Appreciation II                                                   -25.78%     -4.14%          5.25%
Capital Development II                                                    -22.91%       N/A           -3.24%
Core Equity II                                                            -17.21%     -2.85%          5.77%
Dent Demographic Trends II                                                -33.45%       N/A          -28.95%
Diversified Income II                                                      0.31%      -0.33%          2.73%
Global Utilities II                                                       -26.91%     -5.82%          1.69%
Government Securities II                                                   7.41%       4.36%          3.85%
Growth II                                                                 -32.26%     -9.79%          1.80%
High Yield II                                                              -7.66%       N/A           -8.05%
International Growth II                                                   -17.33%     -5.07%          2.25%
Mid Cap Core Equity II                                                    -12.73%       N/A           -5.31%
Money Market II                                                            -0.77%      2.04%          2.24%
New Technology II                                                         -46.09%     -15.90%         -2.87%
Premier Equity II                                                         -31.62%     -4.08%          5.75%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.33%       N/A           -5.89%
Balanced II                                                               -18.94%       N/A           -3.33%
Basic Value II                                                            -23.90%       N/A          -17.62%
Blue Chip II                                                              -27.80%       N/A          -21.06%
Capital Appreciation II                                                   -26.01%     -4.42%          4.93%
Capital Development II                                                    -23.14%       N/A           -3.53%
Core Equity II                                                            -17.45%     -3.14%          5.45%
Dent Demographic Trends II                                                -33.65%       N/A          -29.16%
Diversified Income II                                                      0.01%      -0.63%          2.42%
Global Utilities II                                                       -27.12%     -6.10%          1.39%
Government Securities II                                                   7.09%       4.04%          3.54%
Growth II                                                                 -32.46%     -10.06%         1.50%
High Yield II                                                              -7.94%       N/A           -8.33%
International Growth II                                                   -17.58%     -5.36%          1.94%
Mid Cap Core Equity II                                                    -12.99%       N/A           -5.59%
Money Market II                                                            -1.07%      1.74%          1.93%
New Technology II                                                         -46.26%     -16.15%         -3.16%
Premier Equity II                                                         -31.83%     -4.37%          5.44%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.30%       N/A           -5.84%
Balanced II                                                               -18.90%       N/A           -3.28%
Basic Value II                                                            -23.86%       N/A          -17.58%
Blue Chip II                                                              -27.76%       N/A          -21.02%
Capital Appreciation II                                                   -25.97%     -4.37%          4.99%
Capital Development II                                                    -23.10%       N/A           -3.48%
Core Equity II                                                            -17.41%     -3.09%          5.50%
Dent Demographic Trends II                                                -33.62%       N/A          -29.13%
Diversified Income II                                                      0.06%      -0.58%          2.47%
Global Utilities II                                                       -27.09%     -6.06%          1.44%
Government Securities II                                                   7.14%       4.10%          3.59%
Growth II                                                                 -32.43%     -10.02%         1.55%
High Yield II                                                              -7.90%       N/A           -8.28%
International Growth II                                                   -17.54%     -5.31%          1.99%
Mid Cap Core Equity II                                                    -12.95%       N/A           -5.55%
Money Market II                                                            -1.02%      1.79%          1.98%
New Technology II                                                         -46.23%     -16.11%         -3.11%
Premier Equity II                                                         -31.80%     -4.32%          5.49%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.52%       N/A           -6.12%
Balanced II                                                               -19.14%       N/A           -3.57%
Basic Value II                                                            -24.09%       N/A          -17.82%
Blue Chip II                                                              -27.98%       N/A          -21.25%
Capital Appreciation II                                                   -26.19%     -4.66%          4.67%
Capital Development II                                                    -23.33%       N/A           -3.77%
Core Equity II                                                            -17.66%     -3.38%          5.19%
Dent Demographic Trends II                                                -33.82%       N/A          -29.34%
Diversified Income II                                                      -0.24%     -0.88%          2.16%
Global Utilities II                                                       -27.31%     -6.34%          1.14%
Government Securities II                                                   6.82%       3.78%          3.28%
Growth II                                                                 -32.63%     -10.29%         1.25%
High Yield II                                                              -8.17%       N/A           -8.56%
International Growth II                                                   -17.79%     -5.59%          1.68%
Mid Cap Core Equity II                                                    -13.21%       N/A           -5.83%
Money Market II                                                            -1.31%      1.48%          1.68%
New Technology II                                                         -46.39%     -16.36%         -3.40%
Premier Equity II                                                         -32.00%     -4.61%          5.17%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.18%       N/A           -5.70%
Balanced II                                                               -18.77%       N/A           -3.13%
Basic Value II                                                            -23.75%       N/A          -17.45%
Blue Chip II                                                              -27.65%       N/A          -20.90%
Capital Appreciation II                                                   -25.86%     -4.23%          5.14%
Capital Development II                                                    -22.98%       N/A           -3.34%
Core Equity II                                                            -17.29%     -2.94%          5.66%
Dent Demographic Trends II                                                -33.52%       N/A          -29.02%
Diversified Income II                                                      0.21%      -0.43%          2.62%
Global Utilities II                                                       -26.98%     -5.91%          1.59%
Government Securities II                                                   7.31%       4.25%          3.74%
Growth II                                                                 -32.33%     -9.88%          1.70%
High Yield II                                                              -7.76%       N/A           -8.15%
International Growth II                                                   -17.42%     -5.17%          2.14%
Mid Cap Core Equity II                                                    -12.82%       N/A           -5.40%
Money Market II                                                            -0.87%      1.94%          2.14%
New Technology II                                                         -46.15%     -15.98%         -2.96%
Premier Equity II                                                         -31.69%     -4.18%          5.65%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.41%       N/A           -5.98%
Balanced II                                                               -19.02%       N/A           -3.42%
Basic Value II                                                            -23.98%       N/A          -17.70%
Blue Chip II                                                              -27.87%       N/A          -21.14%
Capital Appreciation II                                                   -26.08%     -4.52%          4.83%
Capital Development II                                                    -23.21%       N/A           -3.62%
Core Equity II                                                            -17.54%     -3.24%          5.35%
Dent Demographic Trends II                                                -33.72%       N/A          -29.24%
Diversified Income II                                                      -0.09%     -0.73%          2.32%
Global Utilities II                                                       -27.20%     -6.20%          1.29%
Government Securities II                                                   6.98%       3.94%          3.43%
Growth II                                                                 -32.53%     -10.15%         1.40%
High Yield II                                                              -8.03%       N/A           -8.42%
International Growth II                                                   -17.66%     -5.45%          1.84%
Mid Cap Core Equity II                                                    -13.08%       N/A           -5.69%
Money Market II                                                            -1.17%      1.64%          1.83%
New Technology II                                                         -46.31%     -16.23%         -3.25%
Premier Equity II                                                         -31.90%     -4.46%          5.33%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.37%       N/A           -5.93%
Balanced II                                                               -18.98%       N/A           -3.37%
Basic Value II                                                            -23.94%       N/A          -17.66%
Blue Chip II                                                              -27.84%       N/A          -21.10%
Capital Appreciation II                                                   -26.04%     -4.47%          4.88%
Capital Development II                                                    -23.18%       N/A           -3.58%
Core Equity II                                                            -17.50%     -3.19%          5.40%
Dent Demographic Trends II                                                -33.69%       N/A          -29.20%
Diversified Income II                                                      -0.04%     -0.68%          2.37%
Global Utilities II                                                       -27.16%     -6.15%          1.34%
Government Securities II                                                   7.04%       3.99%          3.49%
Growth II                                                                 -32.50%     -10.11%         1.45%
High Yield II                                                              -7.99%       N/A           -8.38%
International Growth II                                                   -17.62%     -5.41%          1.89%
Mid Cap Core Equity II                                                    -13.03%       N/A           -5.64%
Money Market II                                                            -1.12%      1.69%          1.88%
New Technology II                                                         -46.28%     -16.19%         -3.21%
Premier Equity II                                                         -31.86%     -4.41%          5.38%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.60%       N/A           -6.22%
Balanced II                                                               -19.22%       N/A           -3.66%
Basic Value II                                                            -24.17%       N/A          -17.91%
Blue Chip II                                                              -28.05%       N/A          -21.33%
Capital Appreciation II                                                   -26.26%     -4.76%          4.57%
Capital Development II                                                    -23.41%       N/A           -3.87%
Core Equity II                                                            -17.74%     -3.48%          5.08%
Dent Demographic Trends II                                                -33.88%       N/A          -29.41%
Diversified Income II                                                      -0.34%     -0.97%          2.06%
Global Utilities II                                                       -27.38%     -6.43%          1.03%
Government Securities II                                                   6.72%       3.68%          3.18%
Growth II                                                                 -32.70%     -10.38%         1.14%
High Yield II                                                              -8.26%       N/A           -8.65%
International Growth II                                                   -17.87%     -5.69%          1.58%
Mid Cap Core Equity II                                                    -13.30%       N/A           -5.92%
Money Market II                                                            -1.41%      1.38%          1.58%
New Technology II                                                         -46.44%     -16.44%         -3.50%
Premier Equity II                                                         -32.07%     -4.70%          5.07%



AIM Lifetime America Freedom TM (Base Contract)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -23.95%       N/A           -5.42%
Balanced II                                                               -18.53%       N/A           -2.84%
Basic Value II                                                            -23.52%       N/A          -17.21%
Blue Chip II                                                              -27.44%       N/A          -20.66%
Capital Appreciation II                                                   -25.63%     -3.94%          5.46%
Capital Development II                                                    -22.75%       N/A           -3.04%
Core Equity II                                                            -17.04%     -2.65%          5.98%
Dent Demographic Trends II                                                -33.32%       N/A          -28.81%
Diversified Income II                                                      0.51%      -0.13%          2.93%
Global Utilities II                                                       -26.76%     -5.63%          1.90%
Government Securities II                                                   7.63%       4.56%          4.06%
Growth II                                                                 -32.12%     -9.61%          2.01%
High Yield II                                                              -7.48%       N/A           -7.87%
International Growth II                                                   -17.17%     -4.88%          2.45%
Mid Cap Core Equity II                                                    -12.55%       N/A           -5.12%
Money Market II                                                            -0.57%      2.25%          2.44%
New Technology II                                                         -45.98%     -15.73%         -2.67%
Premier Equity II                                                         -31.49%     -3.89%          5.97%


AIM Lifetime America Freedom TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.18%       N/A           -5.70%
Balanced II                                                               -18.77%       N/A           -3.13%
Basic Value II                                                            -23.75%       N/A          -17.45%
Blue Chip II                                                              -27.65%       N/A          -20.90%
Capital Appreciation II                                                   -25.86%     -4.23%          5.14%
Capital Development II                                                    -22.98%       N/A           -3.34%
Core Equity II                                                            -17.29%     -2.94%          5.66%
Dent Demographic Trends II                                                -33.52%       N/A          -29.02%
Diversified Income II                                                      0.21%      -0.43%          2.62%
Global Utilities II                                                       -26.98%     -5.91%          1.59%
Government Securities II                                                   7.31%       4.25%          3.74%
Growth II                                                                 -32.33%     -9.88%          1.70%
High Yield II                                                              -7.76%       N/A           -8.15%
International Growth II                                                   -17.42%     -5.17%          2.14%
Mid Cap Core Equity II                                                    -12.82%       N/A           -5.40%
Money Market II                                                            -0.87%      1.94%          2.14%
New Technology II                                                         -46.15%     -15.98%         -2.96%
Premier Equity II                                                         -31.69%     -4.18%          5.65%


AIM Lifetime America Freedom TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.14%       N/A           -5.65%
Balanced II                                                               -18.73%       N/A           -3.08%
Basic Value II                                                            -23.71%       N/A          -17.41%
Blue Chip II                                                              -27.62%       N/A          -20.86%
Capital Appreciation II                                                   -25.82%     -4.18%          5.20%
Capital Development II                                                    -22.94%       N/A           -3.29%
Core Equity II                                                            -17.25%     -2.90%          5.71%
Dent Demographic Trends II                                                -33.49%       N/A          -28.99%
Diversified Income II                                                      0.26%      -0.38%          2.68%
Global Utilities II                                                       -26.94%     -5.87%          1.64%
Government Securities II                                                   7.36%       4.30%          3.80%
Growth II                                                                 -32.29%     -9.84%          1.75%
High Yield II                                                              -7.71%       N/A           -8.10%
International Growth II                                                   -17.37%     -5.12%          2.19%
Mid Cap Core Equity II                                                    -12.77%       N/A           -5.36%
Money Market II                                                            -0.82%      1.99%          2.19%
New Technology II                                                         -46.12%     -15.94%         -2.92%
Premier Equity II                                                         -31.66%     -4.13%          5.70%


AIM Lifetime America Freedom TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.37%       N/A           -5.93%
Balanced II                                                               -18.98%       N/A           -3.37%
Basic Value II                                                            -23.94%       N/A          -17.66%
Blue Chip II                                                              -27.84%       N/A          -21.10%
Capital Appreciation II                                                   -26.04%     -4.47%          4.88%
Capital Development II                                                    -23.18%       N/A           -3.58%
Core Equity II                                                            -17.50%     -3.19%          5.40%
Dent Demographic Trends II                                                -33.69%       N/A          -29.20%
Diversified Income II                                                      -0.04%     -0.68%          2.37%
Global Utilities II                                                       -27.16%     -6.15%          1.34%
Government Securities II                                                   7.04%       3.99%          3.49%
Growth II                                                                 -32.50%     -10.11%         1.45%
High Yield II                                                              -7.99%       N/A           -8.38%
International Growth II                                                   -17.62%     -5.41%          1.89%
Mid Cap Core Equity II                                                    -13.03%       N/A           -5.64%
Money Market II                                                            -1.12%      1.69%          1.88%
New Technology II                                                         -46.28%     -16.19%         -3.21%
Premier Equity II                                                         -31.86%     -4.41%          5.38%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.07%       N/A           -5.56%
Balanced II                                                               -18.65%       N/A           -2.99%
Basic Value II                                                            -23.63%       N/A          -17.33%
Blue Chip II                                                              -27.55%       N/A          -20.78%
Capital Appreciation II                                                   -25.75%     -4.09%          5.30%
Capital Development II                                                    -22.87%       N/A           -3.19%
Core Equity II                                                            -17.17%     -2.80%          5.82%
Dent Demographic Trends II                                                -33.42%       N/A          -28.92%
Diversified Income II                                                      0.36%      -0.28%          2.78%
Global Utilities II                                                       -26.87%     -5.77%          1.74%
Government Securities II                                                   7.47%       4.41%          3.90%
Growth II                                                                 -32.23%     -9.75%          1.85%
High Yield II                                                              -7.62%       N/A           -8.01%
International Growth II                                                   -17.29%     -5.03%          2.30%
Mid Cap Core Equity II                                                    -12.69%       N/A           -5.26%
Money Market II                                                            -0.72%      2.09%          2.29%
New Technology II                                                         -46.07%     -15.85%         -2.82%
Premier Equity II                                                         -31.59%     -4.03%          5.81%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.30%       N/A           -5.84%
Balanced II                                                               -18.90%       N/A           -3.28%
Basic Value II                                                            -23.86%       N/A          -17.58%
Blue Chip II                                                              -27.76%       N/A          -21.02%
Capital Appreciation II                                                   -25.97%     -4.37%          4.99%
Capital Development II                                                    -23.10%       N/A           -3.48%
Core Equity II                                                            -17.41%     -3.09%          5.50%
Dent Demographic Trends II                                                -33.62%       N/A          -29.13%
Diversified Income II                                                      0.06%      -0.58%          2.47%
Global Utilities II                                                       -27.09%     -6.06%          1.44%
Government Securities II                                                   7.14%       4.10%          3.59%
Growth II                                                                 -32.43%     -10.02%         1.55%
High Yield II                                                              -7.90%       N/A           -8.28%
International Growth II                                                   -17.54%     -5.31%          1.99%
Mid Cap Core Equity II                                                    -12.95%       N/A           -5.55%
Money Market II                                                            -1.02%      1.79%          1.98%
New Technology II                                                         -46.23%     -16.11%         -3.11%
Premier Equity II                                                         -31.80%     -4.32%          5.49%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.26%       N/A           -5.79%
Balanced II                                                               -18.86%       N/A           -3.23%
Basic Value II                                                            -23.83%       N/A          -17.54%
Blue Chip II                                                              -27.73%       N/A          -20.98%
Capital Appreciation II                                                   -25.93%     -4.33%          5.04%
Capital Development II                                                    -23.06%       N/A           -3.43%
Core Equity II                                                            -17.37%     -3.04%          5.56%
Dent Demographic Trends II                                                -33.59%       N/A          -29.09%
Diversified Income II                                                      0.11%      -0.53%          2.52%
Global Utilities II                                                       -27.05%     -6.01%          1.49%
Government Securities II                                                   7.20%       4.15%          3.64%
Growth II                                                                 -32.40%     -9.97%          1.60%
High Yield II                                                              -7.85%       N/A           -8.24%
International Growth II                                                   -17.50%     -5.26%          2.04%
Mid Cap Core Equity II                                                    -12.90%       N/A           -5.50%
Money Market II                                                            -0.97%      1.84%          2.04%
New Technology II                                                         -46.20%     -16.06%         -3.06%
Premier Equity II                                                         -31.76%     -4.27%          5.54%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.49%       N/A           -6.08%
Balanced II                                                               -19.10%       N/A           -3.52%
Basic Value II                                                            -24.05%       N/A          -17.78%
Blue Chip II                                                              -27.94%       N/A          -21.22%
Capital Appreciation II                                                   -26.15%     -4.61%          4.72%
Capital Development II                                                    -23.29%       N/A           -3.72%
Core Equity II                                                            -17.62%     -3.33%          5.24%
Dent Demographic Trends II                                                -33.79%       N/A          -29.31%
Diversified Income II                                                      -0.19%     -0.83%          2.22%
Global Utilities II                                                       -27.27%     -6.29%          1.19%
Government Securities II                                                   6.88%       3.84%          3.33%
Growth II                                                                 -32.60%     -10.24%         1.30%
High Yield II                                                              -8.13%       N/A           -8.51%
International Growth II                                                   -17.75%     -5.55%          1.74%
Mid Cap Core Equity II                                                    -13.17%       N/A           -5.78%
Money Market II                                                            -1.27%      1.53%          1.73%
New Technology II                                                         -46.36%     -16.32%         -3.35%
Premier Equity II                                                         -31.97%     -4.56%          5.23%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.14%       N/A           -5.65%
Balanced II                                                               -18.73%       N/A           -3.08%
Basic Value II                                                            -23.71%       N/A          -17.41%
Blue Chip II                                                              -27.62%       N/A          -20.86%
Capital Appreciation II                                                   -25.82%     -4.18%          5.20%
Capital Development II                                                    -22.94%       N/A           -3.29%
Core Equity II                                                            -17.25%     -2.90%          5.71%
Dent Demographic Trends II                                                -33.49%       N/A          -28.99%
Diversified Income II                                                      0.26%      -0.38%          2.68%
Global Utilities II                                                       -26.94%     -5.87%          1.64%
Government Securities II                                                   7.36%       4.30%          3.80%
Growth II                                                                 -32.29%     -9.84%          1.75%
High Yield II                                                              -7.71%       N/A           -8.10%
International Growth II                                                   -17.37%     -5.12%          2.19%
Mid Cap Core Equity II                                                    -12.77%       N/A           -5.36%
Money Market II                                                            -0.82%      1.99%          2.19%
New Technology II                                                         -46.12%     -15.94%         -2.92%
Premier Equity II                                                         -31.66%     -4.13%          5.70%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.37%       N/A           -5.93%
Balanced II                                                               -18.98%       N/A           -3.37%
Basic Value II                                                            -23.94%       N/A          -17.66%
Blue Chip II                                                              -27.84%       N/A          -21.10%
Capital Appreciation II                                                   -26.04%     -4.47%          4.88%
Capital Development II                                                    -23.18%       N/A           -3.58%
Core Equity II                                                            -17.50%     -3.19%          5.40%
Dent Demographic Trends II                                                -33.69%       N/A          -29.20%
Diversified Income II                                                      -0.04%     -0.68%          2.37%
Global Utilities II                                                       -27.16%     -6.15%          1.34%
Government Securities II                                                   7.04%       3.99%          3.49%
Growth II                                                                 -32.50%     -10.11%         1.45%
High Yield II                                                              -7.99%       N/A           -8.38%
International Growth II                                                   -17.62%     -5.41%          1.89%
Mid Cap Core Equity II                                                    -13.03%       N/A           -5.64%
Money Market II                                                            -1.12%      1.69%          1.88%
New Technology II                                                         -46.28%     -16.19%         -3.21%
Premier Equity II                                                         -31.86%     -4.41%          5.38%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.30%       N/A           -5.84%
Balanced II                                                               -18.90%       N/A           -3.28%
Basic Value II                                                            -23.86%       N/A          -17.58%
Blue Chip II                                                              -27.76%       N/A          -21.02%
Capital Appreciation II                                                   -25.97%     -4.37%          4.99%
Capital Development II                                                    -23.10%       N/A           -3.48%
Core Equity II                                                            -17.41%     -3.09%          5.50%
Dent Demographic Trends II                                                -33.62%       N/A          -29.13%
Diversified Income II                                                      0.06%      -0.58%          2.47%
Global Utilities II                                                       -27.09%     -6.06%          1.44%
Government Securities II                                                   7.14%       4.10%          3.59%
Growth II                                                                 -32.43%     -10.02%         1.55%
High Yield II                                                              -7.90%       N/A           -8.28%
International Growth II                                                   -17.54%     -5.31%          1.99%
Mid Cap Core Equity II                                                    -12.95%       N/A           -5.55%
Money Market II                                                            -1.02%      1.79%          1.98%
New Technology II                                                         -46.23%     -16.11%         -3.11%
Premier Equity II                                                         -31.80%     -4.32%          5.49%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.56%       N/A           -6.17%
Balanced II                                                               -19.18%       N/A           -3.61%
Basic Value II                                                            -24.13%       N/A          -17.87%
Blue Chip II                                                              -28.02%       N/A          -21.29%
Capital Appreciation II                                                   -26.23%     -4.71%          4.62%
Capital Development II                                                    -23.37%       N/A           -3.82%
Core Equity II                                                            -17.70%     -3.43%          5.14%
Dent Demographic Trends II                                                -33.85%       N/A          -29.38%
Diversified Income II                                                      -0.29%     -0.93%          2.11%
Global Utilities II                                                       -27.34%     -6.38%          1.09%
Government Securities II                                                   6.77%       3.73%          3.23%
Growth II                                                                 -32.67%     -10.33%         1.19%
High Yield II                                                              -8.22%       N/A           -8.60%
International Growth II                                                   -17.83%     -5.64%          1.63%
Mid Cap Core Equity II                                                    -13.25%       N/A           -5.88%
Money Market II                                                            -1.36%      1.43%          1.63%
New Technology II                                                         -46.42%     -16.40%         -3.45%
Premier Equity II                                                         -32.03%     -4.65%          5.12%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.22%       N/A           -5.75%
Balanced II                                                               -18.82%       N/A           -3.18%
Basic Value II                                                            -23.79%       N/A          -17.49%
Blue Chip II                                                              -27.69%       N/A          -20.94%
Capital Appreciation II                                                   -25.89%     -4.28%          5.09%
Capital Development II                                                    -23.02%       N/A           -3.38%
Core Equity II                                                            -17.33%     -2.99%          5.61%
Dent Demographic Trends II                                                -33.55%       N/A          -29.06%
Diversified Income II                                                      0.16%      -0.48%          2.57%
Global Utilities II                                                       -27.02%     -5.96%          1.54%
Government Securities II                                                   7.25%       4.20%          3.69%
Growth II                                                                 -32.36%     -9.93%          1.65%
High Yield II                                                              -7.80%       N/A           -8.19%
International Growth II                                                   -17.46%     -5.22%          2.09%
Mid Cap Core Equity II                                                    -12.86%       N/A           -5.45%
Money Market II                                                            -0.92%      1.89%          2.09%
New Technology II                                                         -46.17%     -16.02%         -3.01%
Premier Equity II                                                         -31.73%     -4.22%          5.60%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.45%       N/A           -6.03%
Balanced II                                                               -19.06%       N/A           -3.47%
Basic Value II                                                            -24.02%       N/A          -17.74%
Blue Chip II                                                              -27.91%       N/A          -21.18%
Capital Appreciation II                                                   -26.12%     -4.57%          4.78%
Capital Development II                                                    -23.25%       N/A           -3.67%
Core Equity II                                                            -17.58%     -3.28%          5.29%
Dent Demographic Trends II                                                -33.75%       N/A          -29.27%
Diversified Income II                                                      -0.14%     -0.78%          2.27%
Global Utilities II                                                       -27.23%     -6.24%          1.24%
Government Securities II                                                   6.93%       3.89%          3.38%
Growth II                                                                 -32.56%     -10.20%         1.35%
High Yield II                                                              -8.08%       N/A           -8.47%
International Growth II                                                   -17.70%     -5.50%          1.79%
Mid Cap Core Equity II                                                    -13.12%       N/A           -5.73%
Money Market II                                                            -1.22%      1.58%          1.78%
New Technology II                                                         -46.34%     -16.27%         -3.30%
Premier Equity II                                                         -31.93%     -4.51%          5.28%



AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.41%       N/A           -5.98%
Balanced II                                                               -19.02%       N/A           -3.42%
Basic Value II                                                            -23.98%       N/A          -17.70%
Blue Chip II                                                              -27.87%       N/A          -21.14%
Capital Appreciation II                                                   -26.08%     -4.52%          4.83%
Capital Development II                                                    -23.21%       N/A           -3.62%
Core Equity II                                                            -17.54%     -3.24%          5.35%
Dent Demographic Trends II                                                -33.72%       N/A          -29.24%
Diversified Income II                                                      -0.09%     -0.73%          2.32%
Global Utilities II                                                       -27.20%     -6.20%          1.29%
Government Securities II                                                   6.98%       3.94%          3.43%
Growth II                                                                 -32.53%     -10.15%         1.40%
High Yield II                                                              -8.03%       N/A           -8.42%
International Growth II                                                   -17.66%     -5.45%          1.84%
Mid Cap Core Equity II                                                    -13.08%       N/A           -5.69%
Money Market II                                                            -1.17%      1.64%          1.83%
New Technology II                                                         -46.31%     -16.23%         -3.25%
Premier Equity II                                                         -31.90%     -4.46%          5.33%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.64%       N/A           -6.26%
Balanced II                                                               -19.26%       N/A           -3.71%
Basic Value II                                                            -24.21%       N/A          -17.95%
Blue Chip II                                                              -28.09%       N/A          -21.37%
Capital Appreciation II                                                   -26.30%     -4.80%          4.51%
Capital Development II                                                    -23.44%       N/A           -3.91%
Core Equity II                                                            -17.78%     -3.53%          5.03%
Dent Demographic Trends II                                                -33.92%       N/A          -29.45%
Diversified Income II                                                      -0.39%     -1.02%          2.01%
Global Utilities II                                                       -27.42%     -6.48%          0.98%
Government Securities II                                                   6.66%       3.63%          3.12%
Growth II                                                                 -32.73%     -10.42%         1.09%
High Yield II                                                              -8.31%       N/A           -8.70%
International Growth II                                                   -17.91%     -5.74%          1.53%
Mid Cap Core Equity II                                                    -13.34%       N/A           -5.97%
Money Market II                                                            -1.46%      1.33%          1.53%
New Technology II                                                         -46.47%     -16.48%         -3.54%
Premier Equity II                                                         -32.10%     -4.75%          5.02%






* The inception dates of the Funds corresponding to the Variable Sub-Accounts are as follows:


          AIM V.I. Aggressive Growth Fund II                    March
26, 2002
          AIM V.I. Balanced Fund II                             January
24, 2002
          AIM V.I. Basic Value Fund II
September 10, 2001
          AIM V.I. Blue Chip Fund II                            March
          AIM V.I. Capital Appreciation Fund II                August
21, 2001
          AIM V.I. Capital Development Fund II                   August
21, 2001
          AIM V.I. Core Equity Fund II                         October
24, 2001
          AIM V.I. Dent Demographics Fund II
November 7, 2001
          AIM V.I. Diversified Income Fund II                  March
14, 2002
          AIM V.I. Global Utilities Fund II                     March
26, 2002
          AIM V.I. Government Securities Fund II
September 19, 2001
          AIM V.I. Growth Fund II
September 19, 2001
          AIM V.I. High Yield Fund II                           March
26, 2002
          AIM V.I. International Equity Fund II
September 19, 2001
          AIM V.I. Mid Cap Core Equity Fund II
September 10, 2001
          AIM V.I. Money Market Fund II
December 14, 2001
          AIM V.I. New Technology II                            April
2, 2002
          AIM V.I. Premier Fund II
September 19, 2001



Adjusted Historical Total Returns Method 2

We also may advertise the adjusted historical total return using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract including the withdrawal charge [and contract maintenance charge]. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.


The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2002 are set out below.


AIM Lifetime America Classic TM (Base Contract)                                                  10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.75%       N/A           -6.36%
Balanced II                                                               -24.32%       N/A           -3.67%
Basic Value II                                                            -29.32%       N/A          -21.90%
Blue Chip II                                                              -33.24%       N/A          -23.29%
Capital Appreciation II                                                   -31.44%     -4.56%          5.67%
Capital Development II                                                    -28.55%       N/A           -3.88%
Core Equity II                                                            -22.82%     -3.22%          6.19%
Dent Demographic Trends II                                                -39.13%       N/A          -32.18%
Diversified Income II                                                      -5.24%     -0.62%          3.14%
Global Utilities II                                                       -32.56%     -6.31%          2.10%
Government Securities II                                                   1.89%       4.20%          4.26%
Growth II                                                                 -37.94%     -10.46%         2.21%
High Yield II                                                             -13.24%       N/A           -8.94%
International Growth II                                                   -22.95%     -5.53%          2.65%
Mid Cap Core Equity II                                                    -18.33%       N/A           -9.59%
Money Market II                                                            -6.32%      1.83%          2.65%
New Technology II                                                         -51.83%     -16.94%         -2.48%
Premier Equity II                                                         -37.30%     -4.50%          6.18%


AIM Lifetime America Classic TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.98%       N/A           -6.66%
Balanced II                                                               -24.56%       N/A           -3.97%
Basic Value II                                                            -29.55%       N/A          -22.16%
Blue Chip II                                                              -33.46%       N/A          -23.54%
Capital Appreciation II                                                   -31.66%     -4.86%          5.35%
Capital Development II                                                    -28.78%       N/A           -4.18%
Core Equity II                                                            -23.07%     -3.52%          5.87%
Dent Demographic Trends II                                                -39.34%       N/A          -32.42%
Diversified Income II                                                      -5.54%     -0.93%          2.83%
Global Utilities II                                                       -32.78%     -6.60%          1.80%
Government Securities II                                                   1.57%       3.88%          3.95%
Growth II                                                                 -38.14%     -10.75%         1.91%
High Yield II                                                             -13.52%       N/A           -9.23%
International Growth II                                                   -23.20%     -5.83%          2.35%
Mid Cap Core Equity II                                                    -18.59%       N/A           -9.87%
Money Market II                                                            -6.62%      1.51%          2.34%
New Technology II                                                         -51.99%     -17.21%         -2.77%
Premier Equity II                                                         -37.51%     -4.80%          5.86%


AIM Lifetime America Classic TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.94%       N/A           -6.61%
Balanced II                                                               -24.52%       N/A           -3.92%
Basic Value II                                                            -29.51%       N/A          -22.11%
Blue Chip II                                                              -33.42%       N/A          -23.50%
Capital Appreciation II                                                   -31.62%     -4.81%          5.41%
Capital Development II                                                    -28.74%       N/A           -4.13%
Core Equity II                                                            -23.03%     -3.47%          5.93%
Dent Demographic Trends II                                                -39.30%       N/A          -32.38%
Diversified Income II                                                      -5.49%     -0.87%          2.88%
Global Utilities II                                                       -32.75%     -6.55%          1.85%
Government Securities II                                                   1.62%       3.94%          4.00%
Growth II                                                                 -38.11%     -10.70%         1.96%
High Yield II                                                             -13.48%       N/A           -9.18%
International Growth II                                                   -23.16%     -5.78%          2.40%
Mid Cap Core Equity II                                                    -18.55%       N/A           -9.83%
Money Market II                                                            -6.57%      1.57%          2.39%
New Technology II                                                         -51.96%     -17.17%         -2.72%
Premier Equity II                                                         -37.47%     -4.75%          5.91%


AIM Lifetime America Classic TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.17%       N/A           -6.90%
Balanced II                                                               -24.77%       N/A           -4.23%
Basic Value II                                                            -29.74%       N/A          -22.37%
Blue Chip II                                                              -33.64%       N/A          -23.76%
Capital Appreciation II                                                   -31.84%     -5.10%          5.09%
Capital Development II                                                    -28.97%       N/A           -4.44%
Core Equity II                                                            -23.28%     -3.77%          5.61%
Dent Demographic Trends II                                                -39.50%       N/A          -32.61%
Diversified Income II                                                      -5.79%     -1.18%          2.57%
Global Utilities II                                                       -32.97%     -6.85%          1.54%
Government Securities II                                                   1.30%       3.62%          3.69%
Growth II                                                                 -38.31%     -10.98%         1.65%
High Yield II                                                             -13.75%       N/A           -9.47%
International Growth II                                                   -23.41%     -6.07%          2.09%
Mid Cap Core Equity II                                                    -18.81%       N/A          -10.11%
Money Market II                                                            -6.87%      1.25%          2.09%
New Technology II                                                         -52.12%     -17.44%         -3.01%
Premier Equity II                                                         -37.68%     -5.05%          5.60%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.87%       N/A           -6.51%
Balanced II                                                               -24.44%       N/A           -3.82%
Basic Value II                                                            -29.43%       N/A          -22.03%
Blue Chip II                                                              -33.35%       N/A          -23.42%
Capital Appreciation II                                                   -31.55%     -4.71%          5.51%
Capital Development II                                                    -28.66%       N/A           -4.03%
Core Equity II                                                            -22.95%     -3.37%          6.03%
Dent Demographic Trends II                                                -39.24%       N/A          -32.30%
Diversified Income II                                                      -5.39%     -0.77%          2.98%
Global Utilities II                                                       -32.67%     -6.46%          1.95%
Government Securities II                                                   1.73%       4.04%          4.11%
Growth II                                                                 -38.04%     -10.61%         2.06%
High Yield II                                                             -13.38%       N/A           -9.08%
International Growth II                                                   -23.08%     -5.68%          2.50%
Mid Cap Core Equity II                                                    -18.46%       N/A           -9.73%
Money Market II                                                            -6.47%      1.67%          2.49%
New Technology II                                                         -51.91%     -17.08%         -2.62%
Premier Equity II                                                         -37.40%     -4.65%          6.02%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.09%       N/A           -6.80%
Balanced II                                                               -24.68%       N/A           -4.12%
Basic Value II                                                            -29.66%       N/A          -22.28%
Blue Chip II                                                              -33.57%       N/A          -23.67%
Capital Appreciation II                                                   -31.77%     -5.00%          5.20%
Capital Development II                                                    -28.89%       N/A           -4.34%
Core Equity II                                                            -23.20%     -3.67%          5.71%
Dent Demographic Trends II                                                -39.44%       N/A          -32.53%
Diversified Income II                                                      -5.69%     -1.08%          2.68%
Global Utilities II                                                       -32.89%     -6.75%          1.64%
Government Securities II                                                   1.41%       3.72%          3.80%
Growth II                                                                 -38.24%     -10.89%         1.75%
High Yield II                                                             -13.66%       N/A           -9.37%
International Growth II                                                   -23.32%     -5.98%          2.19%
Mid Cap Core Equity II                                                    -18.72%       N/A          -10.02%
Money Market II                                                            -6.77%      1.36%          2.19%
New Technology II                                                         -52.07%     -17.35%         -2.92%
Premier Equity II                                                         -37.61%     -4.95%          5.70%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.06%       N/A           -6.75%
Balanced II                                                               -24.64%       N/A           -4.07%
Basic Value II                                                            -29.62%       N/A          -22.24%
Blue Chip II                                                              -33.53%       N/A          -23.63%
Capital Appreciation II                                                   -31.73%     -4.95%          5.25%
Capital Development II                                                    -28.86%       N/A           -4.29%
Core Equity II                                                            -23.16%     -3.62%          5.77%
Dent Demographic Trends II                                                -39.40%       N/A          -32.49%
Diversified Income II                                                      -5.64%     -1.03%          2.73%
Global Utilities II                                                       -32.86%     -6.70%          1.69%
Government Securities II                                                   1.46%       3.78%          3.85%
Growth II                                                                 -38.21%     -10.84%         1.80%
High Yield II                                                             -13.61%       N/A           -9.32%
International Growth II                                                   -23.28%     -5.93%          2.25%
Mid Cap Core Equity II                                                    -18.68%       N/A           -9.97%
Money Market II                                                            -6.72%      1.41%          2.24%
New Technology II                                                         -52.04%     -17.30%         -2.87%
Premier Equity II                                                         -37.57%     -4.90%          5.75%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.28%       N/A           -7.05%
Balanced II                                                               -24.89%       N/A           -4.38%
Basic Value II                                                            -29.85%       N/A          -22.49%
Blue Chip II                                                              -33.75%       N/A          -23.88%
Capital Appreciation II                                                   -31.96%     -5.25%          4.93%
Capital Development II                                                    -29.09%       N/A           -4.59%
Core Equity II                                                            -23.40%     -3.92%          5.45%
Dent Demographic Trends II                                                -39.60%       N/A          -32.73%
Diversified Income II                                                      -5.94%     -1.33%          2.42%
Global Utilities II                                                       -33.07%     -6.99%          1.39%
Government Securities II                                                   1.14%       3.46%          3.54%
Growth II                                                                 -38.41%     -11.13%         1.50%
High Yield II                                                             -13.89%       N/A           -9.61%
International Growth II                                                   -23.53%     -6.22%          1.94%
Mid Cap Core Equity II                                                    -18.94%       N/A          -10.26%
Money Market II                                                            -7.02%      1.09%          1.93%
New Technology II                                                         -52.21%     -17.57%         -3.16%
Premier Equity II                                                         -37.78%     -5.19%          5.44%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.94%       N/A           -6.61%
Balanced II                                                               -24.52%       N/A           -3.92%
Basic Value II                                                            -29.51%       N/A          -22.11%
Blue Chip II                                                              -33.42%       N/A          -23.50%
Capital Appreciation II                                                   -31.62%     -4.81%          5.41%
Capital Development II                                                    -28.74%       N/A           -4.13%
Core Equity II                                                            -23.03%     -3.47%          5.93%
Dent Demographic Trends II                                                -39.30%       N/A          -32.38%
Diversified Income II                                                      -5.49%     -0.87%          2.88%
Global Utilities II                                                       -32.75%     -6.55%          1.85%
Government Securities II                                                   1.62%       3.94%          4.00%
Growth II                                                                 -38.11%     -10.70%         1.96%
High Yield II                                                             -13.48%       N/A           -9.18%
International Growth II                                                   -23.16%     -5.78%          2.40%
Mid Cap Core Equity II                                                    -18.55%       N/A           -9.83%
Money Market II                                                            -6.57%      1.57%          2.39%
New Technology II                                                         -51.96%     -17.17%         -2.72%
Premier Equity II                                                         -37.47%     -4.75%          5.91%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.17%       N/A           -6.90%
Balanced II                                                               -24.77%       N/A           -4.23%
Basic Value II                                                            -29.74%       N/A          -22.37%
Blue Chip II                                                              -33.64%       N/A          -23.76%
Capital Appreciation II                                                   -31.84%     -5.10%          5.09%
Capital Development II                                                    -28.97%       N/A           -4.44%
Core Equity II                                                            -23.28%     -3.77%          5.61%
Dent Demographic Trends II                                                -39.50%       N/A          -32.61%
Diversified Income II                                                      -5.79%     -1.18%          2.57%
Global Utilities II                                                       -32.97%     -6.85%          1.54%
Government Securities II                                                   1.30%       3.62%          3.69%
Growth II                                                                 -38.31%     -10.98%         1.65%
High Yield II                                                             -13.75%       N/A           -9.47%
International Growth II                                                   -23.41%     -6.07%          2.09%
Mid Cap Core Equity II                                                    -18.81%       N/A          -10.11%
Money Market II                                                            -6.87%      1.25%          2.09%
New Technology II                                                         -52.12%     -17.44%         -3.01%
Premier Equity II                                                         -37.68%     -5.05%          5.60%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.13%       N/A           -6.85%
Balanced II                                                               -24.72%       N/A           -4.17%
Basic Value II                                                            -29.70%       N/A          -22.32%
Blue Chip II                                                              -33.60%       N/A          -23.71%
Capital Appreciation II                                                   -31.81%     -5.05%          5.14%
Capital Development II                                                    -28.93%       N/A           -4.39%
Core Equity II                                                            -23.24%     -3.72%          5.66%
Dent Demographic Trends II                                                -39.47%       N/A          -32.57%
Diversified Income II                                                      -5.74%     -1.13%          2.62%
Global Utilities II                                                       -32.93%     -6.80%          1.59%
Government Securities II                                                   1.36%       3.67%          3.74%
Growth II                                                                 -38.28%     -10.94%         1.70%
High Yield II                                                             -13.71%       N/A           -9.42%
International Growth II                                                   -23.37%     -6.02%          2.14%
Mid Cap Core Equity II                                                    -18.77%       N/A          -10.07%
Money Market II                                                            -6.82%      1.30%          2.14%
New Technology II                                                         -52.10%     -17.39%         -2.96%
Premier Equity II                                                         -37.64%     -5.00%          5.65%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.36%       N/A           -7.15%
Balanced II                                                               -24.97%       N/A           -4.48%
Basic Value II                                                            -29.93%       N/A          -22.58%
Blue Chip II                                                              -33.82%       N/A          -23.97%
Capital Appreciation II                                                   -32.03%     -5.35%          4.83%
Capital Development II                                                    -29.16%       N/A           -4.69%
Core Equity II                                                            -23.49%     -4.02%          5.35%
Dent Demographic Trends II                                                -39.67%       N/A          -32.81%
Diversified Income II                                                      -6.04%     -1.44%          2.32%
Global Utilities II                                                       -33.15%     -7.09%          1.29%
Government Securities II                                                   1.03%       3.35%          3.43%
Growth II                                                                 -38.48%     -11.22%         1.40%
High Yield II                                                             -13.98%       N/A           -9.71%
International Growth II                                                   -23.61%     -6.32%          1.84%
Mid Cap Core Equity II                                                    -19.03%       N/A          -10.35%
Money Market II                                                            -7.12%      0.99%          1.83%
New Technology II                                                         -52.26%     -17.66%         -3.25%
Premier Equity II                                                         -37.85%     -5.29%          5.33%


AIM Lifetime America Classic TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.02%       N/A           -6.71%
Balanced II                                                               -24.60%       N/A           -4.02%
Basic Value II                                                            -29.58%       N/A          -22.20%
Blue Chip II                                                              -33.50%       N/A          -23.59%
Capital Appreciation II                                                   -31.70%     -4.90%          5.30%
Capital Development II                                                    -28.82%       N/A           -4.24%
Core Equity II                                                            -23.12%     -3.57%          5.82%
Dent Demographic Trends II                                                -39.37%       N/A          -32.45%
Diversified Income II                                                      -5.59%     -0.98%          2.78%
Global Utilities II                                                       -32.82%     -6.65%          1.74%
Government Securities II                                                   1.52%       3.83%          3.90%
Growth II                                                                 -38.18%     -10.79%         1.85%
High Yield II                                                             -13.57%       N/A           -9.28%
International Growth II                                                   -23.24%     -5.88%          2.30%
Mid Cap Core Equity II                                                    -18.64%       N/A           -9.92%
Money Market II                                                            -6.67%      1.46%          2.29%
New Technology II                                                         -52.02%     -17.26%         -2.82%
Premier Equity II                                                         -37.54%     -4.85%          5.81%


AIM Lifetime America Classic TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.25%       N/A           -7.00%
Balanced II                                                               -24.85%       N/A           -4.33%
Basic Value II                                                            -29.81%       N/A          -22.45%
Blue Chip II                                                              -33.71%       N/A          -23.84%
Capital Appreciation II                                                   -31.92%     -5.20%          4.99%
Capital Development II                                                    -29.05%       N/A           -4.54%
Core Equity II                                                            -23.36%     -3.87%          5.50%
Dent Demographic Trends II                                                -39.57%       N/A          -32.69%
Diversified Income II                                                      -5.89%     -1.28%          2.47%
Global Utilities II                                                       -33.04%     -6.95%          1.44%
Government Securities II                                                   1.19%       3.51%          3.59%
Growth II                                                                 -38.38%     -11.08%         1.55%
High Yield II                                                             -13.85%       N/A           -9.57%
International Growth II                                                   -23.49%     -6.17%          1.99%
Mid Cap Core Equity II                                                    -18.90%       N/A          -10.21%
Money Market II                                                            -6.97%      1.15%          1.98%
New Technology II                                                         -52.18%     -17.53%         -3.11%
Premier Equity II                                                         -37.75%     -5.14%          5.49%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.21%       N/A           -6.95%
Balanced II                                                               -24.81%       N/A           -4.28%
Basic Value II                                                            -29.78%       N/A          -22.41%
Blue Chip II                                                              -33.68%       N/A          -23.80%
Capital Appreciation II                                                   -31.88%     -5.15%          5.04%
Capital Development II                                                    -29.01%       N/A           -4.49%
Core Equity II                                                            -23.32%     -3.82%          5.56%
Dent Demographic Trends II                                                -39.54%       N/A          -32.65%
Diversified Income II                                                      -5.84%     -1.23%          2.52%
Global Utilities II                                                       -33.00%     -6.90%          1.49%
Government Securities II                                                   1.25%       3.56%          3.64%
Growth II                                                                 -38.35%     -11.03%         1.60%
High Yield II                                                             -13.80%       N/A           -9.52%
International Growth II                                                   -23.45%     -6.12%          2.04%
Mid Cap Core Equity II                                                    -18.85%       N/A          -10.16%
Money Market II                                                            -6.92%      1.20%          2.04%
New Technology II                                                         -52.15%     -17.48%         -3.06%
Premier Equity II                                                         -37.71%     -5.09%          5.54%


AIM Lifetime America Classic TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -30.44%       N/A           -7.25%
Balanced II                                                               -25.05%       N/A           -4.58%
Basic Value II                                                            -30.00%       N/A          -22.66%
Blue Chip II                                                              -33.89%       N/A          -24.05%
Capital Appreciation II                                                   -32.10%     -5.45%          4.72%
Capital Development II                                                    -29.24%       N/A           -4.79%
Core Equity II                                                            -23.57%     -4.12%          5.24%
Dent Demographic Trends II                                                -39.74%       N/A          -32.89%
Diversified Income II                                                      -6.14%     -1.54%          2.22%
Global Utilities II                                                       -33.22%     -7.19%          1.19%
Government Securities II                                                   0.93%       3.24%          3.33%
Growth II                                                                 -38.55%     -11.31%         1.30%
High Yield II                                                             -14.08%       N/A           -9.81%
International Growth II                                                   -23.70%     -6.42%          1.74%
Mid Cap Core Equity II                                                    -19.12%       N/A          -10.45%
Money Market II                                                            -7.22%      0.89%          1.73%
New Technology II                                                         -52.31%     -17.75%         -3.35%
Premier Equity II                                                         -37.92%     -5.39%          5.23%



AIM Lifetime America Regal TM (Base Contract)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.02%       N/A           -5.37%
Balanced II                                                               -23.59%       N/A           -2.79%
Basic Value II                                                            -28.58%       N/A          -21.33%
Blue Chip II                                                              -32.50%       N/A          -20.62%
Capital Appreciation II                                                   -30.70%     -3.90%          5.51%
Capital Development II                                                    -27.81%       N/A           -3.00%
Core Equity II                                                            -22.10%     -2.60%          6.03%
Dent Demographic Trends II                                                -38.39%       N/A          -28.77%
Diversified Income II                                                      -4.54%     -0.08%          2.98%
Global Utilities II                                                       -31.82%     -5.58%          1.95%
Government Securities II                                                   2.58%       4.62%          4.11%
Growth II                                                                 -37.19%     -9.57%          2.06%
High Yield II                                                             -12.53%       N/A           -7.82%
International Growth II                                                   -22.23%     -4.84%          2.50%
Mid Cap Core Equity II                                                    -17.61%       N/A           -9.06%
Money Market II                                                            -5.62%      2.30%          2.49%
New Technology II                                                         -51.06%     -15.69%         -2.62%
Premier Equity II                                                         -36.55%     -3.84%          6.02%


AIM Lifetime America Regal TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.24%       N/A           -5.65%
Balanced II                                                               -23.83%       N/A           -3.08%
Basic Value II                                                            -28.81%       N/A          -21.58%
Blue Chip II                                                              -32.72%       N/A          -20.86%
Capital Appreciation II                                                   -30.92%     -4.18%          5.20%
Capital Development II                                                    -28.04%       N/A           -3.29%
Core Equity II                                                            -22.35%     -2.90%          5.71%
Dent Demographic Trends II                                                -38.59%       N/A          -28.99%
Diversified Income II                                                      -4.84%     -0.38%          2.68%
Global Utilities II                                                       -32.04%     -5.87%          1.64%
Government Securities II                                                   2.26%       4.30%          3.80%
Growth II                                                                 -37.39%     -9.84%          1.75%
High Yield II                                                             -12.81%       N/A           -8.10%
International Growth II                                                   -22.47%     -5.12%          2.19%
Mid Cap Core Equity II                                                    -17.87%       N/A           -9.35%
Money Market II                                                            -5.92%      1.99%          2.19%
New Technology II                                                         -51.22%     -15.94%         -2.92%
Premier Equity II                                                         -36.76%     -4.13%          5.70%


AIM Lifetime America Regal TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.21%       N/A           -5.60%
Balanced II                                                               -23.79%       N/A           -3.04%
Basic Value II                                                            -28.77%       N/A          -21.54%
Blue Chip II                                                              -32.68%       N/A          -20.82%
Capital Appreciation II                                                   -30.88%     -4.14%          5.25%
Capital Development II                                                    -28.01%       N/A           -3.24%
Core Equity II                                                            -22.31%     -2.85%          5.77%
Dent Demographic Trends II                                                -38.55%       N/A          -28.95%
Diversified Income II                                                      -4.79%     -0.33%          2.73%
Global Utilities II                                                       -32.01%     -5.82%          1.69%
Government Securities II                                                   2.31%       4.36%          3.85%
Growth II                                                                 -37.36%     -9.79%          1.80%
High Yield II                                                             -12.76%       N/A           -8.05%
International Growth II                                                   -22.43%     -5.07%          2.25%
Mid Cap Core Equity II                                                    -17.83%       N/A           -9.30%
Money Market II                                                            -5.87%      2.04%          2.24%
New Technology II                                                         -51.19%     -15.90%         -2.87%
Premier Equity II                                                         -36.72%     -4.08%          5.75%


AIM Lifetime America Regal TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.43%       N/A           -5.89%
Balanced II                                                               -24.04%       N/A           -3.33%
Basic Value II                                                            -29.00%       N/A          -21.79%
Blue Chip II                                                              -32.90%       N/A          -21.06%
Capital Appreciation II                                                   -31.11%     -4.42%          4.93%
Capital Development II                                                    -28.24%       N/A           -3.53%
Core Equity II                                                            -22.55%     -3.14%          5.45%
Dent Demographic Trends II                                                -38.75%       N/A          -29.16%
Diversified Income II                                                      -5.09%     -0.63%          2.42%
Global Utilities II                                                       -32.22%     -6.10%          1.39%
Government Securities II                                                   1.99%       4.04%          3.54%
Growth II                                                                 -37.56%     -10.06%         1.50%
High Yield II                                                             -13.04%       N/A           -8.33%
International Growth II                                                   -22.68%     -5.36%          1.94%
Mid Cap Core Equity II                                                    -18.09%       N/A           -9.59%
Money Market II                                                            -6.17%      1.74%          1.93%
New Technology II                                                         -51.36%     -16.15%         -3.16%
Premier Equity II                                                         -36.93%     -4.37%          5.44%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.13%       N/A           -5.51%
Balanced II                                                               -23.71%       N/A           -2.94%
Basic Value II                                                            -28.70%       N/A          -21.45%
Blue Chip II                                                              -32.61%       N/A          -20.74%
Capital Appreciation II                                                   -30.81%     -4.04%          5.35%
Capital Development II                                                    -27.93%       N/A           -3.14%
Core Equity II                                                            -22.22%     -2.75%          5.87%
Dent Demographic Trends II                                                -38.49%       N/A          -28.88%
Diversified Income II                                                      -4.69%     -0.23%          2.83%
Global Utilities II                                                       -31.93%     -5.73%          1.80%
Government Securities II                                                   2.42%       4.46%          3.95%
Growth II                                                                 -37.29%     -9.70%          1.91%
High Yield II                                                             -12.67%       N/A           -7.96%
International Growth II                                                   -22.35%     -4.98%          2.35%
Mid Cap Core Equity II                                                    -17.74%       N/A           -9.20%
Money Market II                                                            -5.77%      2.15%          2.34%
New Technology II                                                         -51.14%     -15.81%         -2.77%
Premier Equity II                                                         -36.66%     -3.98%          5.86%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.36%       N/A           -5.79%
Balanced II                                                               -23.96%       N/A           -3.23%
Basic Value II                                                            -28.93%       N/A          -21.71%
Blue Chip II                                                              -32.83%       N/A          -20.98%
Capital Appreciation II                                                   -31.03%     -4.33%          5.04%
Capital Development II                                                    -28.16%       N/A           -3.43%
Core Equity II                                                            -22.47%     -3.04%          5.56%
Dent Demographic Trends II                                                -38.69%       N/A          -29.09%
Diversified Income II                                                      -4.99%     -0.53%          2.52%
Global Utilities II                                                       -32.15%     -6.01%          1.49%
Government Securities II                                                   2.10%       4.15%          3.64%
Growth II                                                                 -37.50%     -9.97%          1.60%
High Yield II                                                             -12.95%       N/A           -8.24%
International Growth II                                                   -22.60%     -5.26%          2.04%
Mid Cap Core Equity II                                                    -18.00%       N/A           -9.49%
Money Market II                                                            -6.07%      1.84%          2.04%
New Technology II                                                         -51.30%     -16.06%         -3.06%
Premier Equity II                                                         -36.86%     -4.27%          5.54%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.32%       N/A           -5.75%
Balanced II                                                               -23.92%       N/A           -3.18%
Basic Value II                                                            -28.89%       N/A          -21.66%
Blue Chip II                                                              -32.79%       N/A          -20.94%
Capital Appreciation II                                                   -30.99%     -4.28%          5.09%
Capital Development II                                                    -28.12%       N/A           -3.38%
Core Equity II                                                            -22.43%     -2.99%          5.61%
Dent Demographic Trends II                                                -38.65%       N/A          -29.06%
Diversified Income II                                                      -4.94%     -0.48%          2.57%
Global Utilities II                                                       -32.12%     -5.96%          1.54%
Government Securities II                                                   2.15%       4.20%          3.69%
Growth II                                                                 -37.46%     -9.93%          1.65%
High Yield II                                                             -12.90%       N/A           -8.19%
International Growth II                                                   -22.56%     -5.22%          2.09%
Mid Cap Core Equity II                                                    -17.96%       N/A           -9.44%
Money Market II                                                            -6.02%      1.89%          2.09%
New Technology II                                                         -51.27%     -16.02%         -3.01%
Premier Equity II                                                         -36.83%     -4.22%          5.60%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.55%       N/A           -6.03%
Balanced II                                                               -24.16%       N/A           -3.47%
Basic Value II                                                            -29.12%       N/A          -21.92%
Blue Chip II                                                              -33.01%       N/A          -21.18%
Capital Appreciation II                                                   -31.22%     -4.57%          4.78%
Capital Development II                                                    -28.35%       N/A           -3.67%
Core Equity II                                                            -22.68%     -3.28%          5.29%
Dent Demographic Trends II                                                -38.85%       N/A          -29.27%
Diversified Income II                                                      -5.24%     -0.78%          2.27%
Global Utilities II                                                       -32.33%     -6.24%          1.24%
Government Securities II                                                   1.83%       3.89%          3.38%
Growth II                                                                 -37.66%     -10.20%         1.35%
High Yield II                                                             -13.18%       N/A           -8.47%
International Growth II                                                   -22.80%     -5.50%          1.79%
Mid Cap Core Equity II                                                    -18.22%       N/A           -9.73%
Money Market II                                                            -6.32%      1.58%          1.78%
New Technology II                                                         -51.44%     -16.27%         -3.30%
Premier Equity II                                                         -37.03%     -4.51%          5.28%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.21%       N/A           -5.60%
Balanced II                                                               -23.79%       N/A           -3.04%
Basic Value II                                                            -28.77%       N/A          -21.54%
Blue Chip II                                                              -32.68%       N/A          -20.82%
Capital Appreciation II                                                   -30.88%     -4.14%          5.25%
Capital Development II                                                    -28.01%       N/A           -3.24%
Core Equity II                                                            -22.31%     -2.85%          5.77%
Dent Demographic Trends II                                                -38.55%       N/A          -28.95%
Diversified Income II                                                      -4.79%     -0.33%          2.73%
Global Utilities II                                                       -32.01%     -5.82%          1.69%
Government Securities II                                                   2.31%       4.36%          3.85%
Growth II                                                                 -37.36%     -9.79%          1.80%
High Yield II                                                             -12.76%       N/A           -8.05%
International Growth II                                                   -22.43%     -5.07%          2.25%
Mid Cap Core Equity II                                                    -17.83%       N/A           -9.30%
Money Market II                                                            -5.87%      2.04%          2.24%
New Technology II                                                         -51.19%     -15.90%         -2.87%
Premier Equity II                                                         -36.72%     -4.08%          5.75%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.43%       N/A           -5.89%
Balanced II                                                               -24.04%       N/A           -3.33%
Basic Value II                                                            -29.00%       N/A          -21.79%
Blue Chip II                                                              -32.90%       N/A          -21.06%
Capital Appreciation II                                                   -31.11%     -4.42%          4.93%
Capital Development II                                                    -28.24%       N/A           -3.53%
Core Equity II                                                            -22.55%     -3.14%          5.45%
Dent Demographic Trends II                                                -38.75%       N/A          -29.16%
Diversified Income II                                                      -5.09%     -0.63%          2.42%
Global Utilities II                                                       -32.22%     -6.10%          1.39%
Government Securities II                                                   1.99%       4.04%          3.54%
Growth II                                                                 -37.56%     -10.06%         1.50%
High Yield II                                                             -13.04%       N/A           -8.33%
International Growth II                                                   -22.68%     -5.36%          1.94%
Mid Cap Core Equity II                                                    -18.09%       N/A           -9.59%
Money Market II                                                            -6.17%      1.74%          1.93%
New Technology II                                                         -51.36%     -16.15%         -3.16%
Premier Equity II                                                         -36.93%     -4.37%          5.44%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.40%       N/A           -5.84%
Balanced II                                                               -24.00%       N/A           -3.28%
Basic Value II                                                            -28.96%       N/A          -21.75%
Blue Chip II                                                              -32.86%       N/A          -21.02%
Capital Appreciation II                                                   -31.07%     -4.37%          4.99%
Capital Development II                                                    -28.20%       N/A           -3.48%
Core Equity II                                                            -22.51%     -3.09%          5.50%
Dent Demographic Trends II                                                -38.72%       N/A          -29.13%
Diversified Income II                                                      -5.04%     -0.58%          2.47%
Global Utilities II                                                       -32.19%     -6.06%          1.44%
Government Securities II                                                   2.04%       4.10%          3.59%
Growth II                                                                 -37.53%     -10.02%         1.55%
High Yield II                                                             -13.00%       N/A           -8.28%
International Growth II                                                   -22.64%     -5.31%          1.99%
Mid Cap Core Equity II                                                    -18.05%       N/A           -9.54%
Money Market II                                                            -6.12%      1.79%          1.98%
New Technology II                                                         -51.33%     -16.11%         -3.11%
Premier Equity II                                                         -36.90%     -4.32%          5.49%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.62%       N/A           -6.12%
Balanced II                                                               -24.24%       N/A           -3.57%
Basic Value II                                                            -29.19%       N/A          -22.00%
Blue Chip II                                                              -33.08%       N/A          -21.25%
Capital Appreciation II                                                   -31.29%     -4.66%          4.67%
Capital Development II                                                    -28.43%       N/A           -3.77%
Core Equity II                                                            -22.76%     -3.38%          5.19%
Dent Demographic Trends II                                                -38.92%       N/A          -29.34%
Diversified Income II                                                      -5.34%     -0.88%          2.16%
Global Utilities II                                                       -32.41%     -6.34%          1.14%
Government Securities II                                                   1.72%       3.78%          3.28%
Growth II                                                                 -37.73%     -10.29%         1.25%
High Yield II                                                             -13.27%       N/A           -8.56%
International Growth II                                                   -22.89%     -5.59%          1.68%
Mid Cap Core Equity II                                                    -18.31%       N/A           -9.83%
Money Market II                                                            -6.41%      1.48%          1.68%
New Technology II                                                         -51.49%     -16.36%         -3.40%
Premier Equity II                                                         -37.10%     -4.61%          5.17%


AIM Lifetime America Regal TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.28%       N/A           -5.70%
Balanced II                                                               -23.87%       N/A           -3.13%
Basic Value II                                                            -28.85%       N/A          -21.62%
Blue Chip II                                                              -32.75%       N/A          -20.90%
Capital Appreciation II                                                   -30.96%     -4.23%          5.14%
Capital Development II                                                    -28.08%       N/A           -3.34%
Core Equity II                                                            -22.39%     -2.94%          5.66%
Dent Demographic Trends II                                                -38.62%       N/A          -29.02%
Diversified Income II                                                      -4.89%     -0.43%          2.62%
Global Utilities II                                                       -32.08%     -5.91%          1.59%
Government Securities II                                                   2.21%       4.25%          3.74%
Growth II                                                                 -37.43%     -9.88%          1.70%
High Yield II                                                             -12.86%       N/A           -8.15%
International Growth II                                                   -22.52%     -5.17%          2.14%
Mid Cap Core Equity II                                                    -17.92%       N/A           -9.40%
Money Market II                                                            -5.97%      1.94%          2.14%
New Technology II                                                         -51.25%     -15.98%         -2.96%
Premier Equity II                                                         -36.79%     -4.18%          5.65%


AIM Lifetime America Regal TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.51%       N/A           -5.98%
Balanced II                                                               -24.12%       N/A           -3.42%
Basic Value II                                                            -29.08%       N/A          -21.87%
Blue Chip II                                                              -32.97%       N/A          -21.14%
Capital Appreciation II                                                   -31.18%     -4.52%          4.83%
Capital Development II                                                    -28.31%       N/A           -3.62%
Core Equity II                                                            -22.64%     -3.24%          5.35%
Dent Demographic Trends II                                                -38.82%       N/A          -29.24%
Diversified Income II                                                      -5.19%     -0.73%          2.32%
Global Utilities II                                                       -32.30%     -6.20%          1.29%
Government Securities II                                                   1.88%       3.94%          3.43%
Growth II                                                                 -37.63%     -10.15%         1.40%
High Yield II                                                             -13.13%       N/A           -8.42%
International Growth II                                                   -22.76%     -5.45%          1.84%
Mid Cap Core Equity II                                                    -18.18%       N/A           -9.68%
Money Market II                                                            -6.27%      1.64%          1.83%
New Technology II                                                         -51.41%     -16.23%         -3.25%
Premier Equity II                                                         -37.00%     -4.46%          5.33%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.47%       N/A           -5.93%
Balanced II                                                               -24.08%       N/A           -3.37%
Basic Value II                                                            -29.04%       N/A          -21.83%
Blue Chip II                                                              -32.94%       N/A          -21.10%
Capital Appreciation II                                                   -31.14%     -4.47%          4.88%
Capital Development II                                                    -28.28%       N/A           -3.58%
Core Equity II                                                            -22.60%     -3.19%          5.40%
Dent Demographic Trends II                                                -38.79%       N/A          -29.20%
Diversified Income II                                                      -5.14%     -0.68%          2.37%
Global Utilities II                                                       -32.26%     -6.15%          1.34%
Government Securities II                                                   1.94%       3.99%          3.49%
Growth II                                                                 -37.60%     -10.11%         1.45%
High Yield II                                                             -13.09%       N/A           -8.38%
International Growth II                                                   -22.72%     -5.41%          1.89%
Mid Cap Core Equity II                                                    -18.13%       N/A           -9.64%
Money Market II                                                            -6.22%      1.69%          1.88%
New Technology II                                                         -51.38%     -16.19%         -3.21%
Premier Equity II                                                         -36.96%     -4.41%          5.38%


AIM Lifetime America Regal TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -29.70%       N/A           -6.22%
Balanced II                                                               -24.32%       N/A           -3.66%
Basic Value II                                                            -29.27%       N/A          -22.08%
Blue Chip II                                                              -33.15%       N/A          -21.33%
Capital Appreciation II                                                   -31.36%     -4.76%          4.57%
Capital Development II                                                    -28.51%       N/A           -3.87%
Core Equity II                                                            -22.84%     -3.48%          5.08%
Dent Demographic Trends II                                                -38.98%       N/A          -29.41%
Diversified Income II                                                      -5.44%     -0.97%          2.06%
Global Utilities II                                                       -32.48%     -6.43%          1.03%
Government Securities II                                                   1.62%       3.68%          3.18%
Growth II                                                                 -37.80%     -10.38%         1.14%
High Yield II                                                             -13.36%       N/A           -8.65%
International Growth II                                                   -22.97%     -5.69%          1.58%
Mid Cap Core Equity II                                                    -18.40%       N/A           -9.92%
Money Market II                                                            -6.51%      1.38%          1.58%
New Technology II                                                         -51.54%     -16.44%         -3.50%
Premier Equity II                                                         -37.17%     -4.70%          5.07%




AIM Lifetime America Freedom TM (Base Contract)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -23.95%       N/A           -5.42%
Balanced II                                                               -18.53%       N/A           -2.84%
Basic Value II                                                            -23.52%       N/A          -17.21%
Blue Chip II                                                              -27.44%       N/A          -20.66%
Capital Appreciation II                                                   -25.63%     -3.94%          5.46%
Capital Development II                                                    -22.75%       N/A           -3.04%
Core Equity II                                                            -17.04%     -2.65%          5.98%
Dent Demographic Trends II                                                -33.32%       N/A          -28.81%
Diversified Income II                                                      0.51%      -0.13%          2.93%
Global Utilities II                                                       -26.76%     -5.63%          1.90%
Government Securities II                                                   7.63%       4.56%          4.06%
Growth II                                                                 -32.12%     -9.61%          2.01%
High Yield II                                                              -7.48%       N/A           -7.87%
International Growth II                                                   -17.17%     -4.88%          2.45%
Mid Cap Core Equity II                                                    -12.55%       N/A           -5.12%
Money Market II                                                            -0.57%      2.25%          2.44%
New Technology II                                                         -45.98%     -15.73%         -2.67%
Premier Equity II                                                         -31.49%     -3.89%          5.97%


AIM Lifetime America Freedom TM (Contract with Income Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.18%       N/A           -5.70%
Balanced II                                                               -18.77%       N/A           -3.13%
Basic Value II                                                            -23.75%       N/A          -17.45%
Blue Chip II                                                              -27.65%       N/A          -20.90%
Capital Appreciation II                                                   -25.86%     -4.23%          5.14%
Capital Development II                                                    -22.98%       N/A           -3.34%
Core Equity II                                                            -17.29%     -2.94%          5.66%
Dent Demographic Trends II                                                -33.52%       N/A          -29.02%
Diversified Income II                                                      0.21%      -0.43%          2.62%
Global Utilities II                                                       -26.98%     -5.91%          1.59%
Government Securities II                                                   7.31%       4.25%          3.74%
Growth II                                                                 -32.33%     -9.88%          1.70%
High Yield II                                                              -7.76%       N/A           -8.15%
International Growth II                                                   -17.42%     -5.17%          2.14%
Mid Cap Core Equity II                                                    -12.82%       N/A           -5.40%
Money Market II                                                            -0.87%      1.94%          2.14%
New Technology II                                                         -46.15%     -15.98%         -2.96%
Premier Equity II                                                         -31.69%     -4.18%          5.65%


AIM Lifetime America Freedom TM (Contract with Enhanced Earnings Death Benefit)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.14%       N/A           -5.65%
Balanced II                                                               -18.73%       N/A           -3.08%
Basic Value II                                                            -23.71%       N/A          -17.41%
Blue Chip II                                                              -27.62%       N/A          -20.86%
Capital Appreciation II                                                   -25.82%     -4.18%          5.20%
Capital Development II                                                    -22.94%       N/A           -3.29%
Core Equity II                                                            -17.25%     -2.90%          5.71%
Dent Demographic Trends II                                                -33.49%       N/A          -28.99%
Diversified Income II                                                      0.26%      -0.38%          2.68%
Global Utilities II                                                       -26.94%     -5.87%          1.64%
Government Securities II                                                   7.36%       4.30%          3.80%
Growth II                                                                 -32.29%     -9.84%          1.75%
High Yield II                                                              -7.71%       N/A           -8.10%
International Growth II                                                   -17.37%     -5.12%          2.19%
Mid Cap Core Equity II                                                    -12.77%       N/A           -5.36%
Money Market II                                                            -0.82%      1.99%          2.19%
New Technology II                                                         -46.12%     -15.94%         -2.92%
Premier Equity II                                                         -31.66%     -4.13%          5.70%


AIM Lifetime America Freedom TM (Contract with Combo)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.37%       N/A           -5.93%
Balanced II                                                               -18.98%       N/A           -3.37%
Basic Value II                                                            -23.94%       N/A          -17.66%
Blue Chip II                                                              -27.84%       N/A          -21.10%
Capital Appreciation II                                                   -26.04%     -4.47%          4.88%
Capital Development II                                                    -23.18%       N/A           -3.58%
Core Equity II                                                            -17.50%     -3.19%          5.40%
Dent Demographic Trends II                                                -33.69%       N/A          -29.20%
Diversified Income II                                                      -0.04%     -0.68%          2.37%
Global Utilities II                                                       -27.16%     -6.15%          1.34%
Government Securities II                                                   7.04%       3.99%          3.49%
Growth II                                                                 -32.50%     -10.11%         1.45%
High Yield II                                                              -7.99%       N/A           -8.38%
International Growth II                                                   -17.62%     -5.41%          1.89%
Mid Cap Core Equity II                                                    -13.03%       N/A           -5.64%
Money Market II                                                            -1.12%      1.69%          1.88%
New Technology II                                                         -46.28%     -16.19%         -3.21%
Premier Equity II                                                         -31.86%     -4.41%          5.38%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.07%       N/A           -5.56%
Balanced II                                                               -18.65%       N/A           -2.99%
Basic Value II                                                            -23.63%       N/A          -17.33%
Blue Chip II                                                              -27.55%       N/A          -20.78%
Capital Appreciation II                                                   -25.75%     -4.09%          5.30%
Capital Development II                                                    -22.87%       N/A           -3.19%
Core Equity II                                                            -17.17%     -2.80%          5.82%
Dent Demographic Trends II                                                -33.42%       N/A          -28.92%
Diversified Income II                                                      0.36%      -0.28%          2.78%
Global Utilities II                                                       -26.87%     -5.77%          1.74%
Government Securities II                                                   7.47%       4.41%          3.90%
Growth II                                                                 -32.23%     -9.75%          1.85%
High Yield II                                                              -7.62%       N/A           -8.01%
International Growth II                                                   -17.29%     -5.03%          2.30%
Mid Cap Core Equity II                                                    -12.69%       N/A           -5.26%
Money Market II                                                            -0.72%      2.09%          2.29%
New Technology II                                                         -46.07%     -15.85%         -2.82%
Premier Equity II                                                         -31.59%     -4.03%          5.81%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.30%       N/A           -5.84%
Balanced II                                                               -18.90%       N/A           -3.28%
Basic Value II                                                            -23.86%       N/A          -17.58%
Blue Chip II                                                              -27.76%       N/A          -21.02%
Capital Appreciation II                                                   -25.97%     -4.37%          4.99%
Capital Development II                                                    -23.10%       N/A           -3.48%
Core Equity II                                                            -17.41%     -3.09%          5.50%
Dent Demographic Trends II                                                -33.62%       N/A          -29.13%
Diversified Income II                                                      0.06%      -0.58%          2.47%
Global Utilities II                                                       -27.09%     -6.06%          1.44%
Government Securities II                                                   7.14%       4.10%          3.59%
Growth II                                                                 -32.43%     -10.02%         1.55%
High Yield II                                                              -7.90%       N/A           -8.28%
International Growth II                                                   -17.54%     -5.31%          1.99%
Mid Cap Core Equity II                                                    -12.95%       N/A           -5.55%
Money Market II                                                            -1.02%      1.79%          1.98%
New Technology II                                                         -46.23%     -16.11%         -3.11%
Premier Equity II                                                         -31.80%     -4.32%          5.49%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.26%       N/A           -5.79%
Balanced II                                                               -18.86%       N/A           -3.23%
Basic Value II                                                            -23.83%       N/A          -17.54%
Blue Chip II                                                              -27.73%       N/A          -20.98%
Capital Appreciation II                                                   -25.93%     -4.33%          5.04%
Capital Development II                                                    -23.06%       N/A           -3.43%
Core Equity II                                                            -17.37%     -3.04%          5.56%
Dent Demographic Trends II                                                -33.59%       N/A          -29.09%
Diversified Income II                                                      0.11%      -0.53%          2.52%
Global Utilities II                                                       -27.05%     -6.01%          1.49%
Government Securities II                                                   7.20%       4.15%          3.64%
Growth II                                                                 -32.40%     -9.97%          1.60%
High Yield II                                                              -7.85%       N/A           -8.24%
International Growth II                                                   -17.50%     -5.26%          2.04%
Mid Cap Core Equity II                                                    -12.90%       N/A           -5.50%
Money Market II                                                            -0.97%      1.84%          2.04%
New Technology II                                                         -46.20%     -16.06%         -3.06%
Premier Equity II                                                         -31.76%     -4.27%          5.54%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 0-55)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.49%       N/A           -6.08%
Balanced II                                                               -19.10%       N/A           -3.52%
Basic Value II                                                            -24.05%       N/A          -17.78%
Blue Chip II                                                              -27.94%       N/A          -21.22%
Capital Appreciation II                                                   -26.15%     -4.61%          4.72%
Capital Development II                                                    -23.29%       N/A           -3.72%
Core Equity II                                                            -17.62%     -3.33%          5.24%
Dent Demographic Trends II                                                -33.79%       N/A          -29.31%
Diversified Income II                                                      -0.19%     -0.83%          2.22%
Global Utilities II                                                       -27.27%     -6.29%          1.19%
Government Securities II                                                   6.88%       3.84%          3.33%
Growth II                                                                 -32.60%     -10.24%         1.30%
High Yield II                                                              -8.13%       N/A           -8.51%
International Growth II                                                   -17.75%     -5.55%          1.74%
Mid Cap Core Equity II                                                    -13.17%       N/A           -5.78%
Money Market II                                                            -1.27%      1.53%          1.73%
New Technology II                                                         -46.36%     -16.32%         -3.35%
Premier Equity II                                                         -31.97%     -4.56%          5.23%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.14%       N/A           -5.65%
Balanced II                                                               -18.73%       N/A           -3.08%
Basic Value II                                                            -23.71%       N/A          -17.41%
Blue Chip II                                                              -27.62%       N/A          -20.86%
Capital Appreciation II                                                   -25.82%     -4.18%          5.20%
Capital Development II                                                    -22.94%       N/A           -3.29%
Core Equity II                                                            -17.25%     -2.90%          5.71%
Dent Demographic Trends II                                                -33.49%       N/A          -28.99%
Diversified Income II                                                      0.26%      -0.38%          2.68%
Global Utilities II                                                       -26.94%     -5.87%          1.64%
Government Securities II                                                   7.36%       4.30%          3.80%
Growth II                                                                 -32.29%     -9.84%          1.75%
High Yield II                                                              -7.71%       N/A           -8.10%
International Growth II                                                   -17.37%     -5.12%          2.19%
Mid Cap Core Equity II                                                    -12.77%       N/A           -5.36%
Money Market II                                                            -0.82%      1.99%          2.19%
New Technology II                                                         -46.12%     -15.94%         -2.92%
Premier Equity II                                                         -31.66%     -4.13%          5.70%



AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.37%       N/A           -5.93%
Balanced II                                                               -18.98%       N/A           -3.37%
Basic Value II                                                            -23.94%       N/A          -17.66%
Blue Chip II                                                              -27.84%       N/A          -21.10%
Capital Appreciation II                                                   -26.04%     -4.47%          4.88%
Capital Development II                                                    -23.18%       N/A           -3.58%
Core Equity II                                                            -17.50%     -3.19%          5.40%
Dent Demographic Trends II                                                -33.69%       N/A          -29.20%
Diversified Income II                                                      -0.04%     -0.68%          2.37%
Global Utilities II                                                       -27.16%     -6.15%          1.34%
Government Securities II                                                   7.04%       3.99%          3.49%
Growth II                                                                 -32.50%     -10.11%         1.45%
High Yield II                                                              -7.99%       N/A           -8.38%
International Growth II                                                   -17.62%     -5.41%          1.89%
Mid Cap Core Equity II                                                    -13.03%       N/A           -5.64%
Money Market II                                                            -1.12%      1.69%          1.88%
New Technology II                                                         -46.28%     -16.19%         -3.21%
Premier Equity II                                                         -31.86%     -4.41%          5.38%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.30%       N/A           -5.84%
Balanced II                                                               -18.90%       N/A           -3.28%
Basic Value II                                                            -23.86%       N/A          -17.58%
Blue Chip II                                                              -27.76%       N/A          -21.02%
Capital Appreciation II                                                   -25.97%     -4.37%          4.99%
Capital Development II                                                    -23.10%       N/A           -3.48%
Core Equity II                                                            -17.41%     -3.09%          5.50%
Dent Demographic Trends II                                                -33.62%       N/A          -29.13%
Diversified Income II                                                      0.06%      -0.58%          2.47%
Global Utilities II                                                       -27.09%     -6.06%          1.44%
Government Securities II                                                   7.14%       4.10%          3.59%
Growth II                                                                 -32.43%     -10.02%         1.55%
High Yield II                                                              -7.90%       N/A           -8.28%
International Growth II                                                   -17.54%     -5.31%          1.99%
Mid Cap Core Equity II                                                    -12.95%       N/A           -5.55%
Money Market II                                                            -1.02%      1.79%          1.98%
New Technology II                                                         -46.23%     -16.11%         -3.11%
Premier Equity II                                                         -31.80%     -4.32%          5.49%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 56-65)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.56%       N/A           -6.17%
Balanced II                                                               -19.18%       N/A           -3.61%
Basic Value II                                                            -24.13%       N/A          -17.87%
Blue Chip II                                                              -28.02%       N/A          -21.29%
Capital Appreciation II                                                   -26.23%     -4.71%          4.62%
Capital Development II                                                    -23.37%       N/A           -3.82%
Core Equity II                                                            -17.70%     -3.43%          5.14%
Dent Demographic Trends II                                                -33.85%       N/A          -29.38%
Diversified Income II                                                      -0.29%     -0.93%          2.11%
Global Utilities II                                                       -27.34%     -6.38%          1.09%
Government Securities II                                                   6.77%       3.73%          3.23%
Growth II                                                                 -32.67%     -10.33%         1.19%
High Yield II                                                              -8.22%       N/A           -8.60%
International Growth II                                                   -17.83%     -5.64%          1.63%
Mid Cap Core Equity II                                                    -13.25%       N/A           -5.88%
Money Market II                                                            -1.36%      1.43%          1.63%
New Technology II                                                         -46.42%     -16.40%         -3.45%
Premier Equity II                                                         -32.03%     -4.65%          5.12%


AIM Lifetime America Freedom TM (Base Contract with Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.22%       N/A           -5.75%
Balanced II                                                               -18.82%       N/A           -3.18%
Basic Value II                                                            -23.79%       N/A          -17.49%
Blue Chip II                                                              -27.69%       N/A          -20.94%
Capital Appreciation II                                                   -25.89%     -4.28%          5.09%
Capital Development II                                                    -23.02%       N/A           -3.38%
Core Equity II                                                            -17.33%     -2.99%          5.61%
Dent Demographic Trends II                                                -33.55%       N/A          -29.06%
Diversified Income II                                                      0.16%      -0.48%          2.57%
Global Utilities II                                                       -27.02%     -5.96%          1.54%
Government Securities II                                                   7.25%       4.20%          3.69%
Growth II                                                                 -32.36%     -9.93%          1.65%
High Yield II                                                              -7.80%       N/A           -8.19%
International Growth II                                                   -17.46%     -5.22%          2.09%
Mid Cap Core Equity II                                                    -12.86%       N/A           -5.45%
Money Market II                                                            -0.92%      1.89%          2.09%
New Technology II                                                         -46.17%     -16.02%         -3.01%
Premier Equity II                                                         -31.73%     -4.22%          5.60%


AIM Lifetime America Freedom TM (Contract with Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.45%       N/A           -6.03%
Balanced II                                                               -19.06%       N/A           -3.47%
Basic Value II                                                            -24.02%       N/A          -17.74%
Blue Chip II                                                              -27.91%       N/A          -21.18%
Capital Appreciation II                                                   -26.12%     -4.57%          4.78%
Capital Development II                                                    -23.25%       N/A           -3.67%
Core Equity II                                                            -17.58%     -3.28%          5.29%
Dent Demographic Trends II                                                -33.75%       N/A          -29.27%
Diversified Income II                                                      -0.14%     -0.78%          2.27%
Global Utilities II                                                       -27.23%     -6.24%          1.24%
Government Securities II                                                   6.93%       3.89%          3.38%
Growth II                                                                 -32.56%     -10.20%         1.35%
High Yield II                                                              -8.08%       N/A           -8.47%
International Growth II                                                   -17.70%     -5.50%          1.79%
Mid Cap Core Equity II                                                    -13.12%       N/A           -5.73%
Money Market II                                                            -1.22%      1.58%          1.78%
New Technology II                                                         -46.34%     -16.27%         -3.30%
Premier Equity II                                                         -31.93%     -4.51%          5.28%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.41%       N/A           -5.98%
Balanced II                                                               -19.02%       N/A           -3.42%
Basic Value II                                                            -23.98%       N/A          -17.70%
Blue Chip II                                                              -27.87%       N/A          -21.14%
Capital Appreciation II                                                   -26.08%     -4.52%          4.83%
Capital Development II                                                    -23.21%       N/A           -3.62%
Core Equity II                                                            -17.54%     -3.24%          5.35%
Dent Demographic Trends II                                                -33.72%       N/A          -29.24%
Diversified Income II                                                      -0.09%     -0.73%          2.32%
Global Utilities II                                                       -27.20%     -6.20%          1.29%
Government Securities II                                                   6.98%       3.94%          3.43%
Growth II                                                                 -32.53%     -10.15%         1.40%
High Yield II                                                              -8.03%       N/A           -8.42%
International Growth II                                                   -17.66%     -5.45%          1.84%
Mid Cap Core Equity II                                                    -13.08%       N/A           -5.69%
Money Market II                                                            -1.17%      1.64%          1.83%
New Technology II                                                         -46.31%     -16.23%         -3.25%
Premier Equity II                                                         -31.90%     -4.46%          5.33%


AIM Lifetime America Freedom TM (Contract with Enhanced Death Benefit and Income Benefit and Enhanced Earnings Death Benefit 66-75)
                                                                                                 10 Year or Since
Fund                                                                       1 Year     5 Year        Inception
Aggressive Growth II                                                      -24.64%       N/A           -6.26%
Balanced II                                                               -19.26%       N/A           -3.71%
Basic Value II                                                            -24.21%       N/A          -17.95%
Blue Chip II                                                              -28.09%       N/A          -21.37%
Capital Appreciation II                                                   -26.30%     -4.80%          4.51%
Capital Development II                                                    -23.44%       N/A           -3.91%
Core Equity II                                                            -17.78%     -3.53%          5.03%
Dent Demographic Trends II                                                -33.92%       N/A          -29.45%
Diversified Income II                                                      -0.39%     -1.02%          2.01%
Global Utilities II                                                       -27.42%     -6.48%          0.98%
Government Securities II                                                   6.66%       3.63%          3.12%
Growth II                                                                 -32.73%     -10.42%         1.09%
High Yield II                                                              -8.31%       N/A           -8.70%
International Growth II                                                   -17.91%     -5.74%          1.53%
Mid Cap Core Equity II                                                    -13.34%       N/A           -5.97%
Money Market II                                                            -1.46%      1.33%          1.53%
New Technology II                                                         -46.47%     -16.48%         -3.54%
Premier Equity II                                                         -32.10%     -4.75%          5.02%














CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-
Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current
Valuation
               Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable
Sub-
               Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding
          Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of
          calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

.. multiplying the Annuity Unit Value at the end of the immediately preceding
     Valuation Period by the Variable Sub-Account's Net Investment
Factor
     (described in the preceding section) for the Period; and then

.. dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.



EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule incorporated by reference in the prospectus and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the prospectus, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life and Annuity Company Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for the periods in the two year period then ended, the financial statements and related financial statement schedule of Glenbrook as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2001 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contacts.

APPENDIX A ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


AMERICA CLASSIC/SM/

BASIC POLICY

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.050
 Number of Units Outstanding, End of Period                              1,206
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.286
 Number of Units Outstanding, End of Period                             18,196
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.665
 Number of Units Outstanding, End of Period                             20,781
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.717
 Number of Units Outstanding, End of Period                             13,932
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.450
 Number of Units Outstanding, End of Period                              3,403
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.737
 Number of Units Outstanding, End of Period                              7,435
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.311
 Number of Units Outstanding, End of Period                              3,222
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.686
 Number of Units Outstanding, End of Period                              8,038
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.022
 Number of Units Outstanding, End of Period                                820
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.862
 Number of Units Outstanding, End of Period                              4,069
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.783
 Number of Units Outstanding, End of Period                             11,695
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.799
 Number of Units Outstanding, End of Period                             12,940
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.304
 Number of Units Outstanding, End of Period                              8,971


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.302
 Number of Units Outstanding, End of Period                              2,434
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.764
 Number of Units Outstanding, End of Period                             12,168
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.959
 Number of Units Outstanding, End of Period                              2,409
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.960
 Number of Units Outstanding, End of Period                                579
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.865
 Number of Units Outstanding, End of Period                              7,450

AMERICA CLASSIC/SM/

WITH INCOME BENEFIT RIDER

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.028
 Number of Units Outstanding, End of Period                             12,538
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.262
 Number of Units Outstanding, End of Period                              2,727
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.641
 Number of Units Outstanding, End of Period                             33,174
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.696
 Number of Units Outstanding, End of Period                                500
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.427
 Number of Units Outstanding, End of Period                             12,167
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.714
 Number of Units Outstanding, End of Period                             11,094
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.286
 Number of Units Outstanding, End of Period                              2,477
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.666
 Number of Units Outstanding, End of Period                              2,245
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.995
 Number of Units Outstanding, End of Period                                212
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.841
 Number of Units Outstanding, End of Period                                402
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.750
 Number of Units Outstanding, End of Period                              3,326
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.778
 Number of Units Outstanding, End of Period                             12,248
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.279
 Number of Units Outstanding, End of Period                                561


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.277
 Number of Units Outstanding, End of Period                                373
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.737
 Number of Units Outstanding, End of Period                             11,778
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.929
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.944
 Number of Units Outstanding, End of Period                                732
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.844
 Number of Units Outstanding, End of Period                             15,794

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (56-65) OR ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.032
 Number of Units Outstanding, End of Period                                382
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.266
 Number of Units Outstanding, End of Period                              3,612
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.645
 Number of Units Outstanding, End of Period                             14,671
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.700
 Number of Units Outstanding, End of Period                              3,359
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.431
 Number of Units Outstanding, End of Period                              1,396
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.717
 Number of Units Outstanding, End of Period                                468
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.290
 Number of Units Outstanding, End of Period                              3,586
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.669
 Number of Units Outstanding, End of Period                                681
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.999
 Number of Units Outstanding, End of Period                              3,613
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.844
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.756
 Number of Units Outstanding, End of Period                             34,976
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.782
 Number of Units Outstanding, End of Period                              2,733
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.283
 Number of Units Outstanding, End of Period                              1,121


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.281
 Number of Units Outstanding, End of Period                                187
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.742
 Number of Units Outstanding, End of Period                             11,666
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.934
 Number of Units Outstanding, End of Period                              1,296
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.946
 Number of Units Outstanding, End of Period                                232
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.848
 Number of Units Outstanding, End of Period                                826

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (56-65) AND INCOME BENEFIT OR ENHANCED DEATH BENEFIT
RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                   2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.010
 Number of Units Outstanding, End of Period                                  13,099
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.242
 Number of Units Outstanding, End of Period                                   3,504
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.622
 Number of Units Outstanding, End of Period                                  20,687
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.678
 Number of Units Outstanding, End of Period                                     268
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.408
 Number of Units Outstanding, End of Period                                  14,642
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.694
 Number of Units Outstanding, End of Period                                   1,833
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.265
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.649
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.972
 Number of Units Outstanding, End of Period                                     132
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.823
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $10.723
 Number of Units Outstanding, End of Period                                  11,903
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.761
 Number of Units Outstanding, End of Period                                   1,324
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.257
 Number of Units Outstanding, End of Period                                       0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.256
 Number of Units Outstanding, End of Period                                     104
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.715
 Number of Units Outstanding, End of Period                                  16,975
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.904
 Number of Units Outstanding, End of Period                                       0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 5.930
 Number of Units Outstanding, End of Period                                       0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.827
 Number of Units Outstanding, End of Period                                   6,750

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS RIDER (0-55)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.039
 Number of Units Outstanding, End of Period                                999
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.274
 Number of Units Outstanding, End of Period                              9,227
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.653
 Number of Units Outstanding, End of Period                              3,810
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.707
 Number of Units Outstanding, End of Period                              5,033
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.439
 Number of Units Outstanding, End of Period                                149
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.725
 Number of Units Outstanding, End of Period                                206
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.299
 Number of Units Outstanding, End of Period                              1,769
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.676
 Number of Units Outstanding, End of Period                                428
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.008
 Number of Units Outstanding, End of Period                              1,140
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.852
 Number of Units Outstanding, End of Period                                209
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.767
 Number of Units Outstanding, End of Period                             48,767
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.789
 Number of Units Outstanding, End of Period                                266
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.292
 Number of Units Outstanding, End of Period                              2,195


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.289
 Number of Units Outstanding, End of Period                                612
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.751
 Number of Units Outstanding, End of Period                              6,990
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.944
 Number of Units Outstanding, End of Period                             11,483
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.952
 Number of Units Outstanding, End of Period                                 43
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.855
 Number of Units Outstanding, End of Period                                560

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (0-55) AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.017
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.250
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.630
 Number of Units Outstanding, End of Period                              1,951
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.685
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.416
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.702
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.273
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.655
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.981
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.830
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.734
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.768
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.266
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.264
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.724
 Number of Units Outstanding, End of Period                              1,726
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.914
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.936
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.834
 Number of Units Outstanding, End of Period                                  0

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (0-55) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.021
 Number of Units Outstanding, End of Period                              1,050
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.254
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.634
 Number of Units Outstanding, End of Period                                286
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.689
 Number of Units Outstanding, End of Period                                283
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.420
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.706
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.278
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.659
 Number of Units Outstanding, End of Period                              2,393
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.985
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.834
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.739
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.771
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.270
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.268
 Number of Units Outstanding, End of Period                                525
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.728
 Number of Units Outstanding, End of Period                              1,244
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.919
 Number of Units Outstanding, End of Period                              1,898
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.938
 Number of Units Outstanding, End of Period                                642
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.837
 Number of Units Outstanding, End of Period                                304

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (0-55) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT
RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                   2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.999
 Number of Units Outstanding, End of Period                                     215
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.231
 Number of Units Outstanding, End of Period                                   2,434
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.610
 Number of Units Outstanding, End of Period                                   4,696
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.668
 Number of Units Outstanding, End of Period                                     935
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.397
 Number of Units Outstanding, End of Period                                   2,157
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.682
 Number of Units Outstanding, End of Period                                     627
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.252
 Number of Units Outstanding, End of Period                                   2,058
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.638
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.958
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.812
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $10.707
 Number of Units Outstanding, End of Period                                   2,017
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.751
 Number of Units Outstanding, End of Period                                     162
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.245
 Number of Units Outstanding, End of Period                                     125


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.243
 Number of Units Outstanding, End of Period                                       0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.702
 Number of Units Outstanding, End of Period                                     733
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.889
 Number of Units Outstanding, End of Period                                     113
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 5.922
 Number of Units Outstanding, End of Period                                       0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.816
 Number of Units Outstanding, End of Period                                       0

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (56-65) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.013
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.246
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.626
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.682
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.412
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.698
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.269
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.652
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.976
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.826
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.728
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.764
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.262
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.260
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.720
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.909
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.933
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.830
 Number of Units Outstanding, End of Period                                  0

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (56-65) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.991
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.223
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.603
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.661
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.390
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.674
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.244
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.632
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.949
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.805
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.696
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.744
 Number of Units Outstanding, End of Period                                        0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.236
 Number of Units Outstanding, End of Period                                        0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.235
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.693
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.879
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.916
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.809
 Number of Units Outstanding, End of Period                                        0

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS RIDER (66-75)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.025
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.258
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.638
 Number of Units Outstanding, End of Period                              4,629
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.692
 Number of Units Outstanding, End of Period                              3,421
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.424
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.710
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.282
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.662
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.990
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.837
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.745
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.775
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.275
 Number of Units Outstanding, End of Period                              1,149


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.272
 Number of Units Outstanding, End of Period                              1,257
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.733
 Number of Units Outstanding, End of Period                              2,389
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.924
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.941
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.841
 Number of Units Outstanding, End of Period                                  0

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (66-75) AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.002
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.235
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.614
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.671
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.401
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.686
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.256
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.642
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.962
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.815
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.712
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.754
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.249
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.247
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.706
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.894
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.925
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.820
 Number of Units Outstanding, End of Period                                  0

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.006
 Number of Units Outstanding, End of Period                              1,998
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.238
 Number of Units Outstanding, End of Period                              1,159
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.618
 Number of Units Outstanding, End of Period                              2,052
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.675
 Number of Units Outstanding, End of Period                                833
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.405
 Number of Units Outstanding, End of Period                              2,176
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.690
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.261
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.645
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.967
 Number of Units Outstanding, End of Period                                634
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.819
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.718
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                  6.758
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.253
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.251
 Number of Units Outstanding, End of Period                              1,830
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.711
 Number of Units Outstanding, End of Period                              1,911
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.899
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.927
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.823
 Number of Units Outstanding, End of Period                              1,417

AMERICA CLASSIC/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.984
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.215
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.595
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.653
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.382
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.666
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.235
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.625
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.939
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.797
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.685
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.737
 Number of Units Outstanding, End of Period                                        0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.228
 Number of Units Outstanding, End of Period                                        0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.226
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.684
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.868
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.911
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.802
 Number of Units Outstanding, End of Period                                        0

AMERICA FREEDOM/SM/

BASIC POLICY

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.036
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.270
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.649
 Number of Units Outstanding, End of Period                              6,281
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.703
 Number of Units Outstanding, End of Period                              1,265
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.435
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.721
 Number of Units Outstanding, End of Period                                696
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.294
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  6.672
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $ 10.004
 Number of Units Outstanding, End of Period                              1,076
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  7.848
 Number of Units Outstanding, End of Period                              5,448
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $ 10.761
 Number of Units Outstanding, End of Period                             61,327
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  6.785
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  9.287
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.285
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  8.746
 Number of Units Outstanding, End of Period                              1,034
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  9.939
 Number of Units Outstanding, End of Period                            746,618
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  5.949
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         $ 10.000
 Accumulation Unit Value, End of Period                               $  6.851
 Number of Units Outstanding, End of Period                              1,460

AMERICA FREEDOM/SM/

WITH INCOME BENEFIT RIDER

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.013
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.246
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.626
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.682
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.412
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.698
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.269
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.652
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.976
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.826
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.728
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.764
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.262
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.260
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.720
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.909
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.933
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.830
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (56-65) OR ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.017
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.250
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.630
 Number of Units Outstanding, End of Period                              1,951
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.685
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.416
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.702
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.273
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.655
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.981
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.830
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.734
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.768
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.266
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.264
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.724
 Number of Units Outstanding, End of Period                              1,726
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.914
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.936
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.834
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (56-65) AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.995
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.227
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.606
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.664
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.393
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.678
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.248
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.635
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.953
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.808
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.701
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.747
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.240
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.239
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.697
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.884
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.919
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.813
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS RIDER (0-55)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.025
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.258
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.638
 Number of Units Outstanding, End of Period                              4,629
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.692
 Number of Units Outstanding, End of Period                              3,421
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.424
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.710
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.282
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.662
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.990
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.837
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.745
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.775
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.275
 Number of Units Outstanding, End of Period                              1,149


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.272
 Number of Units Outstanding, End of Period                              1,257
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.733
 Number of Units Outstanding, End of Period                              2,389
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.924
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.941
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.841
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (0-55) AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.002
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.235
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.614
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.671
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.401
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.686
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.256
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.642
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.962
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.815
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.712
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.754
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.249
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.247
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.706
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.894
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.925
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.820
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (0-55) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.006
 Number of Units Outstanding, End of Period                              1,998
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.238
 Number of Units Outstanding, End of Period                              1,159
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.618
 Number of Units Outstanding, End of Period                              2,052
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.675
 Number of Units Outstanding, End of Period                                833
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.405
 Number of Units Outstanding, End of Period                              2,176
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.690
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.261
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.645
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.967
 Number of Units Outstanding, End of Period                                634
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.819
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.718
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.758
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.253
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.251
 Number of Units Outstanding, End of Period                              1,830
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.711
 Number of Units Outstanding, End of Period                              1,911
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.899
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.927
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.823
 Number of Units Outstanding, End of Period                              1,417

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (0-55) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT
RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                   2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.984
 Number of Units Outstanding, End of Period                                       0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.215
 Number of Units Outstanding, End of Period                                       0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.595
 Number of Units Outstanding, End of Period                                       0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.653
 Number of Units Outstanding, End of Period                                       0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.382
 Number of Units Outstanding, End of Period                                       0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.666
 Number of Units Outstanding, End of Period                                       0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.235
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.625
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.939
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.797
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $10.685
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.737
 Number of Units Outstanding, End of Period                                       0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.228
 Number of Units Outstanding, End of Period                                       0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.226
 Number of Units Outstanding, End of Period                                       0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.684
 Number of Units Outstanding, End of Period                                       0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.868
 Number of Units Outstanding, End of Period                                       0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 5.911
 Number of Units Outstanding, End of Period                                       0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.802
 Number of Units Outstanding, End of Period                                       0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (56-65) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.999
 Number of Units Outstanding, End of Period                                215
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.231
 Number of Units Outstanding, End of Period                              2,434
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.610
 Number of Units Outstanding, End of Period                              4,696
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.668
 Number of Units Outstanding, End of Period                                935
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.397
 Number of Units Outstanding, End of Period                              2,157
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.682
 Number of Units Outstanding, End of Period                                627
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.252
 Number of Units Outstanding, End of Period                              2,058
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.638
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.958
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.812
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.707
 Number of Units Outstanding, End of Period                              2,017
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.751
 Number of Units Outstanding, End of Period                                162
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.245
 Number of Units Outstanding, End of Period                                125


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.243
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.702
 Number of Units Outstanding, End of Period                                733
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.889
 Number of Units Outstanding, End of Period                                113
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.922
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.816
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (56-65) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.976
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.207
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.587
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.646
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.374
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.659
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.227
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.618
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.930
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.790
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.674
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.730
 Number of Units Outstanding, End of Period                                        0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.219
 Number of Units Outstanding, End of Period                                        0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.218
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.675
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.858
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.905
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.795
 Number of Units Outstanding, End of Period                                        0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS RIDER (66-75)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.010
 Number of Units Outstanding, End of Period                             13,099
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.242
 Number of Units Outstanding, End of Period                              3,504
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.622
 Number of Units Outstanding, End of Period                             20,687
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.678
 Number of Units Outstanding, End of Period                                268
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.408
 Number of Units Outstanding, End of Period                             14,642
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.694
 Number of Units Outstanding, End of Period                              1,833
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.265
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.649
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.972
 Number of Units Outstanding, End of Period                                132
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.823
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.723
 Number of Units Outstanding, End of Period                             11,903
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.761
 Number of Units Outstanding, End of Period                              1,324
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.257
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.256
 Number of Units Outstanding, End of Period                                104
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.715
 Number of Units Outstanding, End of Period                             16,975
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.904
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.930
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.827
 Number of Units Outstanding, End of Period                              6,750

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (66-75) AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.988
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.219
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.599
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.657
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.386
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.670
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.240
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.628
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.944
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.801
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.690
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.740
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.232
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.230
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.688
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.874
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.914
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.806
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.991
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.223
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.603
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.661
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.390
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.674
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.244
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.632
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.949
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.805
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.696
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.744
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.236
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.235
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.693
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.879
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.916
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.809
 Number of Units Outstanding, End of Period                                  0

AMERICA FREEDOM/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.969
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.199
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.579
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.639
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.367
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.651
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.219
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.611
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.921
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.783
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.663
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.723
 Number of Units Outstanding, End of Period                                        0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.211
 Number of Units Outstanding, End of Period                                        0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.209
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.666
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.848
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.900
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.788
 Number of Units Outstanding, End of Period                                        0

AMERICA REGAL/SM/

BASIC POLICY

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.039
 Number of Units Outstanding, End of Period                                999
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.274
 Number of Units Outstanding, End of Period                              9,227
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.653
 Number of Units Outstanding, End of Period                              3,810
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.707
 Number of Units Outstanding, End of Period                              5,033
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.439
 Number of Units Outstanding, End of Period                                149
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.725
 Number of Units Outstanding, End of Period                                206
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.299
 Number of Units Outstanding, End of Period                              1,769
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.676
 Number of Units Outstanding, End of Period                                428
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.008
 Number of Units Outstanding, End of Period                              1,140
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.852
 Number of Units Outstanding, End of Period                                209
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.767
 Number of Units Outstanding, End of Period                             48,767
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.789
 Number of Units Outstanding, End of Period                                266
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.292
 Number of Units Outstanding, End of Period                              2,195


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.289
 Number of Units Outstanding, End of Period                                612
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.751
 Number of Units Outstanding, End of Period                              6,690
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.944
 Number of Units Outstanding, End of Period                             11,483
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.952
 Number of Units Outstanding, End of Period                                 43
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.855
 Number of Units Outstanding, End of Period                                560

AMERICA REGAL/SM/

WITH INCOME BENEFIT RIDER

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.017
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.250
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.630
 Number of Units Outstanding, End of Period                              1,951
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.685
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.416
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.702
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.273
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.655
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.981
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.830
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.734
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.768
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.266
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.264
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.724
 Number of Units Outstanding, End of Period                              1,726
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.914
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.936
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.834
 Number of Units Outstanding, End of Period                                  0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (56-65) OR ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.021
 Number of Units Outstanding, End of Period                              1,050
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.254
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.634
 Number of Units Outstanding, End of Period                                286
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.689
 Number of Units Outstanding, End of Period                                283
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.420
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.706
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.278
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.659
 Number of Units Outstanding, End of Period                              2,393
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.985
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.834
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.739
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.771
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.270
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.268
 Number of Units Outstanding, End of Period                                525
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.728
 Number of Units Outstanding, End of Period                              1,244
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.919
 Number of Units Outstanding, End of Period                              1,898
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.938
 Number of Units Outstanding, End of Period                                642
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.837
 Number of Units Outstanding, End of Period                                304

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (56-65) AND INCOME BENEFIT OR ENAHNCED DEATH BENEFIT

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                   2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.999
 Number of Units Outstanding, End of Period                                     215
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.231
 Number of Units Outstanding, End of Period                                   2,434
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.610
 Number of Units Outstanding, End of Period                                   4,696
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.668
 Number of Units Outstanding, End of Period                                     935
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.397
 Number of Units Outstanding, End of Period                                   2,157
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.682
 Number of Units Outstanding, End of Period                                     627
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.252
 Number of Units Outstanding, End of Period                                   2,058
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.638
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.958
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.812
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $10.707
 Number of Units Outstanding, End of Period                                   2,017
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.751
 Number of Units Outstanding, End of Period                                     162
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.245
 Number of Units Outstanding, End of Period                                     125


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.243
 Number of Units Outstanding, End of Period                                       0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.702
 Number of Units Outstanding, End of Period                                     733
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.889
 Number of Units Outstanding, End of Period                                     113
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 5.922
 Number of Units Outstanding, End of Period                                       0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.816
 Number of Units Outstanding, End of Period                                       0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS RIDER-(0-55)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.028
 Number of Units Outstanding, End of Period                             12,538
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.262
 Number of Units Outstanding, End of Period                              2,727
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.641
 Number of Units Outstanding, End of Period                             33,174
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.696
 Number of Units Outstanding, End of Period                                500
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.427
 Number of Units Outstanding, End of Period                             12,167
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.714
 Number of Units Outstanding, End of Period                             11,094
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.286
 Number of Units Outstanding, End of Period                              2,477
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.666
 Number of Units Outstanding, End of Period                              2,245
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.995
 Number of Units Outstanding, End of Period                                212
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.841
 Number of Units Outstanding, End of Period                                402
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.750
 Number of Units Outstanding, End of Period                              3,326
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.778
 Number of Units Outstanding, End of Period                             12,248
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.279
 Number of Units Outstanding, End of Period                                561


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.277
 Number of Units Outstanding, End of Period                                373
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.737
 Number of Units Outstanding, End of Period                             11,778
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.929
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.944
 Number of Units Outstanding, End of Period                                732
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.844
 Number of Units Outstanding, End of Period                             15,794

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (0-55) AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.006
 Number of Units Outstanding, End of Period                              1,998
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.238
 Number of Units Outstanding, End of Period                              1,159
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.618
 Number of Units Outstanding, End of Period                              2,052
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.675
 Number of Units Outstanding, End of Period                                833
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.405
 Number of Units Outstanding, End of Period                              2,176
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.690
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.261
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.645
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.967
 Number of Units Outstanding, End of Period                                634
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.819
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.718
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.758
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.253
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.251
 Number of Units Outstanding, End of Period                              1,830
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.711
 Number of Units Outstanding, End of Period                              1,911
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.899
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.927
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.823
 Number of Units Outstanding, End of Period                              1,417

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (0-55) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.010
 Number of Units Outstanding, End of Period                             13,099
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.242
 Number of Units Outstanding, End of Period                              3,504
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.622
 Number of Units Outstanding, End of Period                             20,687
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.678
 Number of Units Outstanding, End of Period                                268
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.408
 Number of Units Outstanding, End of Period                             14,642
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.694
 Number of Units Outstanding, End of Period                              1,833
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.265
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.649
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.972
 Number of Units Outstanding, End of Period                                132
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.823
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.723
 Number of Units Outstanding, End of Period                             11,903
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.761
 Number of Units Outstanding, End of Period                              1,324
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.257
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.256
 Number of Units Outstanding, End of Period                                104
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.715
 Number of Units Outstanding, End of Period                             16,975
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.904
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.930
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.827
 Number of Units Outstanding, End of Period                              6,750

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (0-55) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT
RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                   2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.988
 Number of Units Outstanding, End of Period                                       0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.219
 Number of Units Outstanding, End of Period                                       0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.599
 Number of Units Outstanding, End of Period                                       0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.657
 Number of Units Outstanding, End of Period                                       0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.386
 Number of Units Outstanding, End of Period                                       0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.670
 Number of Units Outstanding, End of Period                                       0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.240
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.628
 Number of Units Outstanding, End of Period                                       0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.944
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 7.801
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $10.690
 Number of Units Outstanding, End of Period                                       0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.740
 Number of Units Outstanding, End of Period                                       0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.232
 Number of Units Outstanding, End of Period                                       0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.230
 Number of Units Outstanding, End of Period                                       0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 8.688
 Number of Units Outstanding, End of Period                                       0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 9.874
 Number of Units Outstanding, End of Period                                       0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 5.914
 Number of Units Outstanding, End of Period                                       0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                               $10.000
 Accumulation Unit Value, End of Period                                     $ 6.806
 Number of Units Outstanding, End of Period                                       0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (56-65) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.002
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.235
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.614
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.671
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.401
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.686
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.256
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.642
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.962
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.815
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.712
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.754
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.249
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.247
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.706
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.894
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.925
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.820
 Number of Units Outstanding, End of Period                                  0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (56-65) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.980
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.211
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.591
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.650
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.378
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.662
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.231
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.621
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.935
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.794
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.679
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.733
 Number of Units Outstanding, End of Period                                        0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.223
 Number of Units Outstanding, End of Period                                        0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.222
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.680
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.863
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.908
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.799
 Number of Units Outstanding, End of Period                                        0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS RIDER (66-75)

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.013
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.246
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.626
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.682
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.412
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.698
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.269
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.652
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.976
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.826
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.728
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.764
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.262
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.260
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.720
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.909
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.933
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.830
 Number of Units Outstanding, End of Period                                  0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (66-75) AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.991
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.223
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.603
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.661
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.390
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.674
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.244
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.632
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.949
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.805
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.696
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.744
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.236
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.235
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.693
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.879
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.916
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.809
 Number of Units Outstanding, End of Period                                  0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,              2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.995
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.227
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.606
 Number of Units Outstanding, End of Period                                  0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.664
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.393
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.678
 Number of Units Outstanding, End of Period                                  0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.248
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.635
 Number of Units Outstanding, End of Period                                  0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.953
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 7.808
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $10.701
 Number of Units Outstanding, End of Period                                  0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.747
 Number of Units Outstanding, End of Period                                  0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.240
 Number of Units Outstanding, End of Period                                  0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.239
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 8.697
 Number of Units Outstanding, End of Period                                  0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 9.884
 Number of Units Outstanding, End of Period                                  0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 5.919
 Number of Units Outstanding, End of Period                                  0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          $10.000
 Accumulation Unit Value, End of Period                                $ 6.813
 Number of Units Outstanding, End of Period                                  0

AMERICA REGAL/SM/

WITH ENHANCED EARNINGS (66-75) AND ENHANCED DEATH BENEFIT AND INCOME BENEFIT RIDERS

FOR THE PERIOD BEGINNING JANUARY 1 AND ENDING DECEMBER 31,                    2002
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.973
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.203
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.583
 Number of Units Outstanding, End of Period                                        0
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.643
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.371
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.655
 Number of Units Outstanding, End of Period                                        0
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.223
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.615
 Number of Units Outstanding, End of Period                                        0
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.926
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 7.787
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $10.668
 Number of Units Outstanding, End of Period                                        0
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.726
 Number of Units Outstanding, End of Period                                        0
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.215
 Number of Units Outstanding, End of Period                                        0


AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.213
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 8.671
 Number of Units Outstanding, End of Period                                        0
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 9.853
 Number of Units Outstanding, End of Period                                        0
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 5.903
 Number of Units Outstanding, End of Period                                        0
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                $10.000
 Accumulation Unit Value, End of Period                                      $ 6.792
 Number of Units Outstanding, End of Period                                        0

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------
(IN THOUSANDS)                                                 2002          2001          2000
                                                            ----------    ----------    -----------
REVENUES
Net investment income                                       $   10,335    $   10,715    $    10,808
Realized capital gains and losses                               (1,984)          435            419
                                                            ----------    ----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                 8,351        11,150         11,227
Income tax expense                                               2,839         3,896          3,925
                                                            ----------    ----------    -----------

NET INCOME                                                       5,512         7,254          7,302
                                                            ----------    ----------    -----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                5,088         1,633          3,603
                                                            ----------    ----------    -----------

COMPREHENSIVE INCOME                                        $   10,600    $    8,887    $    10,905
                                                            ==========    ==========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                              DECEMBER 31,
                                                                                      ---------------------------

                                                                                          2002           2001
                                                                                      ------------    -----------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $158,963 and $154,154)      $    173,611    $   160,974
   Short-term                                                                                2,778          6,592
                                                                                      ------------    -----------
      Total investments                                                                    176,389        167,566

Cash                                                                                         1,235              -
Reinsurance recoverable from Allstate Life Insurance Company, net                        6,203,516      5,378,036
Other assets                                                                                 3,388          3,404
Current income taxes receivable                                                                 20              -
Receivable from affiliates, net                                                              5,680              -
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL ASSETS                                                                  $  7,545,340    $ 7,096,959
                                                                                      ============    ===========
LIABILITIES
Contractholder funds                                                                  $  6,195,649    $ 5,370,475
Reserve for life-contingent contract benefits                                                7,867          7,561
Current income taxes payable                                                                     -          3,844
Deferred income taxes                                                                        4,629          2,610
Other liabilities and accrued expenses                                                       9,165              -
Payable to affiliates, net                                                                       -          2,198
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL LIABILITIES                                                                7,372,422      6,934,641
                                                                                      ------------    -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized, 5,000 shares issued and
   outstanding                                                                               2,500           2,500
Additional capital paid-in                                                                 119,241         119,241
Retained income                                                                             41,656          36,144
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   9,521           4,433
                                                                                      ------------     -----------
        Total accumulated other comprehensive income                                         9,521           4,433
                                                                                      ------------     -----------
        TOTAL SHAREHOLDER'S EQUITY                                                         172,918         162,318
                                                                                      ------------     -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  7,545,340     $ 7,096,959
                                                                                      ============     ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------
(IN THOUSANDS)                                                            2002          2001           2000
                                                                      ------------  ------------    -----------
COMMON STOCK                                                          $      2,500         2,500    $     2,500
                                                                      ------------  ------------    -----------

ADDITIONAL CAPITAL PAID-IN                                                 119,241       119,241        119,241
                                                                      ------------  ------------    -----------

RETAINED INCOME
Balance, beginning of year                                                  36,144        28,890         21,588
Net income                                                                   5,512         7,254          7,302
                                                                      ------------  ------------    -----------
Balance, end of year                                                        41,656        36,144         28,890
                                                                      ------------  ------------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Balance, beginning of year                                                   4,433         2,800           (803)
Change in unrealized net capital gains and losses                            5,088         1,633          3,603
                                                                      ------------  ------------    -----------
Balance, end of year                                                         9,521         4,433          2,800
                                                                      ------------  ------------    -----------

TOTAL SHAREHOLDER'S EQUITY                                            $    172,918  $    162,318    $   153,431
                                                                      ============  ============    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                 YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------
(IN THOUSANDS)                                                              2002          2001          2000
                                                                        -----------    ---------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $     5,512    $   7,254    $     7,302
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                  (6)         (77)          (468)
          Realized capital gains and losses                                   1,984         (435)          (419)
          Changes in:
             Income taxes                                                    (4,585)           4          1,563
             Receivable/payable to affiliates, net                           (7,878)      (2,903)           979
             Other operating assets and liabilities                           9,181       (1,491)          (725)
                                                                        -----------    ---------    -----------
                Net cash provided by operating activities                     4,208        2,352          8,232
                                                                        -----------    ---------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                 4,885       14,535         20,682
          Investment collections                                             18,720        9,553          3,163
          Investments purchases                                             (30,392)     (36,433)       (68,967)
Change in short-term investments, net                                         3,814       (3,507)        50,381
                                                                        -----------    ---------    -----------
                Net cash (used in) provided by investing activities          (2,973)     (15,852)         5,259
                                                                        -----------    ---------    -----------

NET INCREASE (DECREASE) IN CASH                                               1,235      (13,500)        13,491
CASH AT BEGINNING OF YEAR                                                         -       13,500              9
                                                                        -----------    ---------    -----------
CASH AT END OF YEAR                                                     $     1,235    $       -    $    13,500
                                                                        ===========    =========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Glenbrook Life, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through financial services firms. These products include interest-sensitive life insurance, including single premium life insurance and variable life insurance; fixed annuities including market value adjusted annuities and equity-indexed annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker-dealer under the Securities Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred annuities and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based on independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Payout annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on payout annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and payout annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to payout annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in
Note 6.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company adopted SFAS No. 142 effective January 1, 2002. The non-amortization provisions of SFAS No. 142 did not have a material impact on the Company. The Company has analyzed the unamortized goodwill balance as of December 31, 2002 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is fully recoverable.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed minimum death benefits or other insurance benefits. The finalized SOP may also require a liability for guaranteed minimum income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net Income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby substantially all contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                               2002            2001            2000
                                                                         -----------     -----------     -----------
Contract charges                                                         $    30,368     $    31,771     $    37,965
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        364,379         384,825         331,220

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $38.8 million, $48.6 million and $48.6 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------         FAIR
(IN THOUSANDS)                                       COST              GAINS            LOSSES             VALUE
                                                 -------------     -------------    --------------     -------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529     $       6,661    $            -     $      56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------     -------------
     Total fixed income securities               $     158,963    $       15,645    $         (997)    $     173,611
                                                 =============    ==============    ==============     =============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                                                         GROSS UNREALIZED
                                                   AMORTIZED      -----------------------------         FAIR
                                                     COST            GAINS            LOSSES            VALUE
                                                 ------------     ------------    -------------    -------------
AT DECEMBER 31, 2001
U.S. government and agencies                     $     44,832    $       2,508    $        (24)    $      47,316
Municipal                                               1,815               20              (3)            1,832
Corporate                                              75,425            3,532            (650)           78,307
Asset-backed securities                                     -                -               -                 -
Mortgage-backed securities                             32,082            1,447             (10)           33,519
                                                 ------------    -------------    -------------    -------------
     Total fixed income securities               $    154,154    $       7,507    $       (687)    $     160,974
                                                 ============    =============    =============    =============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED            FAIR
(IN THOUSANDS)                                                        COST               VALUE
                                                                 ---------------    ---------------
Due in one year or less                                          $         1,894    $         1,918
Due after one year through five years                                     46,819             50,248
Due after five years through ten years                                    52,682             57,300
Due after ten years                                                       16,263             20,012
                                                                 ---------------    ---------------
                                                                         117,658            129,478
Mortgage and asset-backed securities                                      41,305             44,133
                                                                 ---------------    ---------------
         Total                                                   $       158,963    $       173,611
                                                                 ===============    ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                                YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------
(IN THOUSANDS)                                                          2002            2001            2000
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      10,381   $      10,566   $      10,317
Short-term investments                                                        135             409             587
                                                                    -------------   -------------   -------------
         Investment income, before expense                                 10,516          10,975          10,904
         Investment expense                                                   181             260              96
                                                                    -------------   -------------   -------------
         Net investment income                                      $      10,335   $      10,715   $      10,808
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Fixed income securities                                             $     (1,984)     $      435       $       419
Income taxes                                                                 694            (152)             (147)
                                                                    ------------      ----------       -----------
Realized capital gains and losses, after tax                        $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Write-downs in value                                                $     (1,904)     $        -       $         -
Sales - Fixed income securities                                              (80)            435               419
                                                                    ------------      ----------       -----------
    Realized capital gains and losses                                     (1,984)            435               419
    Income taxes                                                             694            (152)             (147)
                                                                    ------------      ----------       -----------
    Realized capital gains and losses, after-tax                    $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

     Excluding calls and prepayments, gross gains of $54 thousand, $636 thousand and $807 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively, and gross losses of $134 thousand, $201 thousand, and $388 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                 GROSS UNREALIZED
                                                 FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE         GAINS         LOSSES        NET GAINS
                                             ------------   -----------   -----------    -------------
Fixed income securities                      $    173,611   $    15,645   $      (997)   $      14,648
                                             ============   ===========   ===========
Deferred income taxes                                                                           (5,127)
                                                                                         -------------
Unrealized net capital gains and losses                                                  $       9,521
                                                                                         =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                 YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------
(IN THOUSANDS)                                                          2002             2001             2000
                                                                    ------------     ------------     ------------
Fixed income securities                                             $      7,828     $      2,512     $      5,544
Deferred income taxes                                                     (2,740)            (879)          (1,941)
                                                                    ------------     ------------     ------------
Increase in unrealized net capital gains and losses                 $      5,088     $      1,633     $      3,603
                                                                    ============     ============     ============

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $10.2 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverable, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                               2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $     173,611     $     173,611     $     160,974    $     160,974
Short-term investments                                    2,778             2,778             6,592            6,592
Separate Accounts                                     1,155,112         1,155,112         1,547,953        1,547,953

     The fair value of publicly traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                 2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR           CARRYING           FAIR
(IN THOUSANDS)                                           VALUE            VALUE            VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   6,105,536     $  5,863,243    $  5,332,632     $  5,086,856
Separate Accounts                                        1,155,112        1,155,112       1,547,953        1,547,953

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     Reserves for life-contingent contract benefits consist of payout annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions vary from 2.4% to 7.7%.

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                        2002             2001
                                                 --------------   --------------
Interest-sensitive life                          $      121,760   $       67,555
Investment contracts:
  Payout annuities                                       27,565           24,123
  Fixed annuities                                     6,046,324        5,278,797
                                                 --------------   --------------
  Total Contractholder funds                     $    6,195,649   $    5,370,475
                                                 ==============   ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------
Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 3.3% - 6.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 2.4% to 7.3% for payout annuities and     percentage charge generally over nine
                                 0.0% to 7.9% for fixed annuities          years or less
                                 including equity-indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                       2002               2001
                                               ---------------    ---------------
Balance, beginning of year                     $     5,370,475    $     4,696,846
Deposits                                             1,143,977          1,125,746
Surrenders and withdrawals                            (399,161)          (414,917)
Death benefits                                        (174,317)          (158,610)
Interest credited to contractholder funds              289,746            277,057
Transfers (to) from Separate Accounts                  (29,602)          (155,315)
Other                                                   (5,469)              (332)
                                               ---------------    ---------------
Balance, end of year                           $     6,195,649    $     5,370,475
                                               ===============    ===============

7.   THIRD PARTY ADMINISTRATION AGREEMENT

     On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Company's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                      2002              2001
                                               --------------    --------------
DEFERRED ASSETS
Difference in tax bases of investments         $          501     $           -
                                               --------------    --------------
     Total deferred assets                                501                 -

DEFERRED LIABILITIES
Unrealized net capital gains                           (5,127)           (2,387)
Difference in tax bases of investments                      -              (220)
Other liabilities                                          (3)               (3)
                                               --------------    --------------
     Total deferred liabilities                        (5,130)           (2,610)
                                               --------------    --------------
       Net deferred liabilities                $       (4,629)   $       (2,610)
                                               ==============    ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                      2002              2001              2000
                                               --------------    --------------    --------------
Current                                        $        3,560    $        4,008    $        3,730
Deferred                                                 (721)             (112)              195
                                               --------------    --------------    --------------
  Total income tax expense                     $        2,839    $        3,896    $        3,925
                                               ==============    ==============    ==============

     The Company paid income taxes of $7.4 million, $3.9 million and $2.4 million in 2002, 2001 and 2000, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                               2002              2001              2000
                                          --------------    --------------    --------------
Statutory federal income tax rate                   35.0%             35.0%             35.0%
Adjustment to prior year tax liabilities            (0.9)                -                 -
Other                                               (0.1)             (0.1)                -
                                          --------------    --------------    --------------
Effective income tax rate                           34.0%             34.9%             35.0%
                                          ==============    ==============    ==============

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN THOUSANDS)                                            2002          2001          2000          2002          2001
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $    5,512    $    7,254    $    7,302    $  172,918    $  162,318
Unrealized gain on fixed income securities                      -             -             -       (14,648)       (6,820)
Deferred income taxes                                        (710)          (65)         (554)        3,524           269
Reserves and non-admitted assets                              155          (150)         (197)       (1,000)       (7,699)
Other                                                           1           (55)           46          (393)        5,973
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $    4,958    $    6,984    $    6,597    $  160,401    $  154,041
                                                       ==========    ==========    ==========    ==========    ==========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Arizona Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Arizona Department of Insurance is $6.9 million.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)
UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                             2002
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,844   $       (2,046)   $        3,798
Less: reclassification adjustments                             (1,984)             694            (1,290)
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    7,828           (2,740)            5,088
                                                       --------------   --------------    --------------
Other comprehensive income                             $        7,828   $       (2,740)   $        5,088
                                                       ==============   ==============    ==============

                                                                             2001
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        2,948   $       (1,032)   $        1,916
Less: reclassification adjustments                                436             (153)              283
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    2,512             (879)            1,633
                                                       --------------   --------------    --------------
Other comprehensive income                             $        2,512   $         (879)   $        1,633
                                                       ==============   ==============    ==============

                                                                             2000
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,752   $       (2,014)   $        3,738
Less: reclassification adjustments                                208              (73)              135
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    5,544           (1,941)            3,603
                                                       --------------   --------------    --------------
Other comprehensive income                             $        5,544   $       (1,941)   $        3,603
                                                       ==============   ==============    ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2002             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    283,913   $    283,913   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     30,368   $     30,368   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2001             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    187,400   $    187,400   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     31,711   $     31,711   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2000             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $     88,042   $     88,042   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     37,965   $     37,965   $          -
                                      ============   ============   ============

                               ---------------------------------------------
                               GLENBROOK LIFE AND
                               ANNUITY COMPANY
                               SEPARATE ACCOUNT A

                               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                               AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                               AND DECEMBER 31, 2001, AND INDEPENDENT
                               AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life and Annuity Company Separate Account A (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life and Annuity Company Separate Account A as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


----------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                             -------------------------------------------------------------------------------

                                                AIM V.I.
                                               Aggressive       AIM V.I.       AIM V.I.       AIM V.I.      AIM V.I. Capital
                                                 Growth         Balanced      Basic Value     Blue Chip      Appreciation
                                             -------------   -------------   -------------   -------------   ---------------
ASSETS
Investments at fair value                    $  26,961,017   $  52,264,597   $  16,402,528   $  19,643,450   $  87,293,891
                                             -------------   -------------   -------------   -------------   -------------
   Total assets                              $  26,961,017   $  52,264,597   $  16,402,528   $  19,643,450   $  87,293,891
                                             =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                           $  26,932,628   $  52,100,673   $  16,372,420   $  19,628,219   $  87,068,341
Contracts in payout (annuitization) period          28,389         163,924          30,108          15,231         225,550
                                             -------------   -------------   -------------   -------------   -------------
   Total net assets                          $  26,961,017   $  52,264,597   $  16,402,528   $  19,643,450   $  87,293,891
                                             =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                              3,225,002       5,973,097       2,055,455       3,741,609       5,313,079
                                             =============   =============   =============   =============   =============
   Cost                                      $  44,325,137   $  69,690,801   $  19,682,442   $  31,405,856   $ 127,699,135
                                             =============   =============   =============   =============   =============


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


---------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                          ----------------------------------------------------------------------------------

                                                                                               AIM V.I.
                                           AIM V.I. Capital    AIM V.I.      AIM V.I. Dent   Diversified    AIM V.I. Global
                                              Development     Core Equity     Demographics      Income         Utilities
                                             -------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                    $  14,595,984   $ 118,733,978   $   9,315,276   $  29,572,897   $  10,274,361
                                             -------------   -------------   -------------   -------------   -------------
   Total assets                              $  14,595,984   $ 118,733,978   $   9,315,276   $  29,572,897   $  10,274,361
                                             =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                           $  14,561,212   $ 118,335,361   $   9,315,276   $  29,514,573   $  10,231,287
Contracts in payout (annuitization) period          34,772         398,617               -          58,324          43,074
                                             -------------   -------------   -------------   -------------   -------------
   Total net assets                          $  14,595,984   $ 118,733,978   $   9,315,276   $  29,572,897   $  10,274,361
                                             =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                              1,554,418       6,988,463       2,457,857       3,438,709       1,055,947
                                             =============   =============   =============   =============   =============
   Cost                                      $  18,000,090   $ 162,130,842   $  20,881,022   $  34,204,102   $  18,565,648
                                             =============   =============   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


----------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Sub-Accounts
                                             -------------------------------------------------------------------------------

                                                AIM V.I.                                       AIM V.I.
                                               Government       AIM V.I.        AIM V.I.     International    AIM V.I. Mid
                                               Securities        Growth        High Yield       Growth       Cap Core Equity
                                             -------------   -------------   -------------   -------------   ---------------
ASSETS
Investments at fair value                    $  69,069,907   $  63,290,770   $  12,904,502   $  37,763,481   $  10,607,874
                                             -------------   -------------   -------------   -------------   -------------
   Total assets                              $  69,069,907   $  63,290,770   $  12,904,502   $  37,763,481   $  10,607,874
                                             =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                           $  69,022,461   $  63,079,955   $  12,885,011   $  37,697,336   $  10,607,874
Contracts in payout (annuitization) period          47,446         210,815          19,491          66,145              --
                                             -------------   -------------   -------------   -------------   -------------
   Total net assets                          $  69,069,907   $  63,290,770   $  12,904,502   $  37,763,481   $  10,607,874
                                             =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                              5,570,154       5,600,953       2,580,900       3,023,497       1,113,103
                                             =============   =============   =============   =============   =============
   Cost                                      $  65,059,616   $ 138,398,387   $  17,771,947   $  54,559,161   $  11,563,019
                                             =============   =============   =============   =============   =============


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


---------------------------------------------------------------------------------------------------------------------------

                                                                                                 AIM Variable Insurance
                                                AIM Variable Insurance Funds Sub-Accounts     Funds Series II Sub-Accounts
                                             ----------------------------------------------  ------------------------------

                                                                                               AIM V.I.
                                                AIM V.I.     AIM V.I. New      AIM V.I.       Aggressive       AIM V.I.
                                              Money Market    Technology     Premier Equity    Growth II      Balanced II
                                             -------------   -------------   --------------  -------------   -------------
ASSETS
Investments at fair value                    $  64,346,324   $   5,420,116   $ 132,512,953   $     252,517   $     337,960
                                             -------------   -------------   -------------   -------------   -------------
   Total assets                              $  64,346,324   $   5,420,116   $ 132,512,953   $     252,517   $     337,960
                                             =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                           $  64,346,324   $   5,420,116   $ 132,256,644   $     252,517   $     337,960
Contracts in payout (annuitization) period               -               -         256,309               -               -
                                             -------------   -------------   -------------   -------------   -------------
   Total net assets                          $  64,346,324   $   5,420,116   $ 132,512,953   $     252,517   $     337,960
                                             =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                             64,346,324       2,346,371       8,169,726          30,242          38,712
                                             =============   =============   =============   =============   =============
   Cost                                      $  64,346,324   $  26,252,187   $ 212,900,854   $     279,513   $     361,172
                                             =============   =============   =============   =============   =============


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


---------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                             ------------------------------------------------------------------------------

                                                                               AIM V.I.        AIM V.I.
                                                AIM V.I.     AIM V.I. New      Capital         Capital         AIM V.I.
                                             Basic Value II  Blue Chip II   Appreciation II  Development II  Core Equity II
                                             --------------  -------------   -------------   --------------  --------------
ASSETS
Investments at fair value                    $     863,625   $     229,886   $     267,746   $     172,587   $     108,701
                                             -------------   -------------   -------------   -------------   -------------
   Total assets                              $     863,625   $     229,886   $     267,746   $     172,587   $     108,701
                                             =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                           $     863,625   $     229,886   $     267,746   $     172,587   $     108,701
Contracts in payout (annuitization) period               -               -               -               -               -
                                             -------------   -------------   -------------   -------------   -------------
   Total net assets                          $     863,625   $     229,886   $     267,746   $     172,587   $     108,701
                                             =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                108,496          43,871          16,346          18,439           6,417
                                             =============   =============   =============   =============   =============
   Cost                                      $     975,321   $     243,648   $     299,326   $     202,269   $     118,703
                                             =============   =============   =============   =============   =============


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


--------------------------------------------------------------------------------------------------------------------------

                                                         AIM Variable Insurance Funds Series II Sub-Accounts
                                            ------------------------------------------------------------------------------

                                               AIM V.I.         AIM V.I.        AIM V.I.       AIM V.I.
                                                Dent          Diversified       Global        Government       AIM V.I.
                                            Demographics II    Income II     Utilities II    Securities II     Growth II
                                             -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $      92,042   $      76,259   $      79,535   $   1,872,317   $     201,385
                                             -------------   -------------   -------------   -------------   -------------
   Total assets                              $      92,042   $      76,259   $      79,535   $   1,872,317   $     201,385
                                             =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                           $      92,042   $      76,259   $      79,535   $   1,872,317   $     201,385
Contracts in payout (annuitization) period               -               -               -               -               -
                                             -------------   -------------   -------------   -------------   -------------
   Total net assets                          $      92,042   $      76,259   $      79,535   $   1,872,317   $     201,385
                                             =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                 24,350           8,888           8,183         151,605          17,869
                                             =============   =============   =============   =============   =============
   Cost                                      $     102,213   $      78,964   $      77,917   $   1,855,328   $     223,475
                                             =============   =============   =============   =============   =============


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


--------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                             -----------------------------------------------------------------------------

                                                               AIM V.I.        AIM V.I.        AIM V.I.       AIM V.I.
                                                AIM V.I.     International    Mid Cap Core      Money            New
                                             High Yield II     Growth II       Equity II       Market II     Technology II
                                             -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $     131,289   $      60,619   $     599,476   $   7,591,702   $      13,260
                                             -------------   -------------   -------------   -------------   -------------
   Total assets                              $     131,289   $      60,619   $     599,476   $   7,591,702   $      13,260
                                             =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                           $     131,289   $      60,619   $     599,476   $   7,591,702   $      13,260
Contracts in payout (annuitization) period               -               -               -               -               -
                                             -------------   -------------   -------------   -------------   -------------
   Total net assets                          $     131,289   $      60,619   $     599,476   $   7,591,702   $      13,260
                                             =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                 26,310           4,869          63,036       7,591,702           5,740
                                             =============   =============   =============   =============   =============
   Cost                                      $     128,116   $      66,369   $     630,240   $   7,591,702   $      17,725
                                             =============   =============   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS

DECEMBER 31, 2002


-----------------------------------------------------------

                                             AIM Variable
                                               Insurance
                                            Funds Series II
                                             Sub-Accounts
                                             -------------

                                               AIM V.I.
                                               Premier
                                               Equity II
                                             -------------
ASSETS
Investments at fair value                    $     236,571
                                             -------------
   Total assets                              $     236,571
                                             =============

NET ASSETS
Accumulation units                           $     236,571
Contracts in payout (annuitization) period               -
                                             -------------
   Total net assets                          $     236,571
                                             =============

FUND SHARE INFORMATION
   Number of shares                                 14,630
                                             =============
   Cost                                      $     260,793
                                             =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                    AIM V.I.
                                                   Aggressive        AIM V.I.        AIM V.I.         AIM V.I.      AIM V.I. Capital
                                                     Growth          Balanced       Basic Value       Blue Chip      Appreciation
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $            -   $    1,433,983   $          205   $            -   $            -
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                          (418,430)        (768,324)        (185,869)        (313,887)      (1,464,381)
   Administrative expense                               (33,332)         (62,050)         (14,230)         (24,575)        (113,287)
                                                 --------------   --------------   --------------   --------------   --------------
      Net investment income (loss)                     (451,762)         603,609         (199,894)        (338,462)      (1,577,668)
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                7,706,559       14,811,479        5,130,984        6,659,666       42,653,875
   Cost of investments sold                          11,569,888       18,582,926        5,986,317       10,130,580       56,451,447
                                                 --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (3,863,329)      (3,771,447)        (855,333)      (3,470,914)     (13,797,572)

Realized gain distributions                                   -                -                -                -                -
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (3,863,329)      (3,771,447)        (855,333)      (3,470,914)     (13,797,572)

Change in unrealized gains (losses)                  (5,043,020)     (10,012,907)      (3,581,981)      (4,482,268)     (18,974,421)
                                                 --------------   --------------   --------------   --------------   --------------
      Net realized and unrealized gains
           (losses) on investments                   (8,906,349)     (13,784,354)      (4,437,314)      (7,953,182)     (32,771,993)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $   (9,358,111)  $  (13,180,745)  $   (4,637,208)  $   (8,291,644)  $  (34,349,661)
                                                 ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                      AIM V.I.
                                                 AIM V.I. Capital    AIM V.I.      AIM V.I. Dent     Diversified     AIM V.I. Global
                                                   Development    Core Equity (a)   Demographics        Income         Utilities
                                                 --------------   --------------   --------------   --------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $            -   $      437,971   $            -   $    2,305,327   $      361,572
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                          (222,126)      (1,842,257)        (165,070)        (382,201)        (175,399)
   Administrative expense                               (17,454)        (144,524)         (13,000)         (30,054)         (13,775)
                                                 --------------   --------------   --------------   --------------   --------------
      Net investment income (loss)                     (239,580)      (1,548,810)        (178,070)       1,893,072          172,398
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                6,522,289       35,260,823        3,951,791        7,867,237        4,914,858
   Cost of investments sold                           7,107,786       44,618,678        7,696,678        8,877,127        7,964,294
                                                 --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares           (585,497)      (9,357,855)      (3,744,887)      (1,009,890)      (3,049,436)

Realized gain distributions                                   -                -                -                -                -
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                      (585,497)      (9,357,855)      (3,744,887)      (1,009,890)      (3,049,436)

Change in unrealized gains (losses)                  (3,724,443)     (16,558,772)      (1,510,475)        (681,608)      (1,765,147)
                                                 --------------   --------------   --------------   --------------   --------------
      Net realized and unrealized gains
           (losses) on investments                   (4,309,940)     (25,916,627)      (5,255,362)      (1,691,498)      (4,814,583)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $   (4,549,520)  $  (27,465,437)  $   (5,433,432)  $      201,574   $   (4,642,185)
                                                 ==============   ==============   ==============   ==============   ==============

(a) Previously known as AIM V.I. Growth and Income


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

                                                                        AIM Variable Insurance Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                    AIM V.I.                                           AIM V.I.         AIM V.I.
                                                   Government        AIM V.I.         AIM V.I.      International    Mid Cap Core
                                                   Securities         Growth         High Yield       Growth (b)       Equity (c)
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $    1,274,191   $            -   $            -   $      263,307   $            -
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                          (669,075)      (1,089,239)        (170,968)        (603,719)        (104,641)
   Administrative expense                               (53,312)         (85,960)         (13,653)         (46,603)          (8,097)
                                                 --------------   --------------   --------------   --------------   --------------
      Net investment income (loss)                      551,804       (1,175,199)        (184,621)        (387,015)        (112,738)
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                9,767,451       22,290,194        4,237,528       45,389,153        2,141,295
   Cost of investments sold                           9,338,594       41,950,835        6,064,029       51,061,889        2,328,072
                                                 --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares            428,857      (19,660,641)      (1,826,501)      (5,672,736)        (186,777)

Realized gain distributions                                   -                -                -                1                -
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                       428,857      (19,660,641)      (1,826,501)      (5,672,735)        (186,777)

Change in unrealized gains (losses)                   3,225,294      (14,054,565)         920,127       (2,143,653)      (1,091,543)
                                                 --------------   --------------   --------------   --------------   --------------
      Net realized and unrealized gains
           (losses) on investments                    3,654,151      (33,715,206)        (906,374)      (7,816,388)      (1,278,320)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $    4,205,955   $  (34,890,405)  $   (1,090,995)  $   (8,203,403)  $   (1,391,058)
                                                 ==============   ==============   ==============   ==============   ==============


(b) Previously known as AIM V.I. International Equity

(c) Previously known as AIM V.I. Mid Cap Equity

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         AIM Variable Insurance
                                                      AIM Variable Insurance Funds Sub-Accounts       Funds Series II Sub-Accounts
                                                 -------------------------------------------------  --------------------------------

                                                                                                       AIM V.I.
                                                     AIM V.I.      AIM V.I. New   AIM V.I. Premier    Aggressive       AIM V.I.
                                                  Money Market      Technology       Equity (d)      Growth II (e)   Balanced II (e)
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      747,393   $            -   $      536,894   $            -   $        8,791
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                          (813,400)         (99,910)      (2,274,521)          (6,651)          (2,041)
   Administrative expense                               (63,274)          (7,782)        (179,343)            (455)            (145)
                                                 --------------   --------------   --------------   --------------   --------------
      Net investment income (loss)                     (129,281)        (107,692)      (1,916,970)          (7,106)           6,605
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               92,857,886        1,942,100       46,574,921       38,750,688           37,363
   Cost of investments sold                          92,857,886        7,973,445       64,522,092       38,848,268           38,884
                                                 --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares                  -       (6,031,345)     (17,947,171)         (97,580)          (1,521)

Realized gain distributions                                   -                -                -                -                -
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                             -       (6,031,345)     (17,947,171)         (97,580)          (1,521)

Change in unrealized gains (losses)                           -          944,298      (51,552,948)         (26,996)         (23,212)
                                                 --------------   --------------   --------------   --------------   --------------
      Net realized and unrealized gains
           (losses) on investments                            -       (5,087,047)     (69,500,119)        (124,576)         (24,733)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $     (129,281)  $   (5,194,739)  $  (71,417,089)  $     (131,682)  $      (18,128)
                                                 ==============   ==============   ==============   ==============   ==============

(d) Previously known as AIM V.I. Value

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Series II Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                      AIM V.I.      AIM V.I. Capital
                                                 AIM V.I. Basic   AIM V.I. Blue       Capital       Development II    AIM V.I. Core
                                                  Value II (e)     Chip II (e)   Appreciation II(e)      (e)         Equity II (e)
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           11   $            -   $            -   $            -   $          397
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                            (6,912)          (1,015)          (2,110)          (1,418)            (969)
   Administrative expense                                  (460)             (75)            (129)             (97)             (65)
                                                 --------------   --------------   --------------   --------------   --------------
      Net investment income (loss)                       (7,361)          (1,090)          (2,239)          (1,515)            (637)
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                  276,280           45,636           33,305           60,065           36,454
   Cost of investments sold                             315,487           49,169           34,915           66,719           40,256
                                                 --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares            (39,207)          (3,533)          (1,610)          (6,654)          (3,802)

Realized gain distributions                                   -                -                -                -                -
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                       (39,207)          (3,533)          (1,610)          (6,654)          (3,802)

Change in unrealized gains (losses)                    (111,696)         (13,762)         (31,580)         (29,682)         (10,002)
                                                 --------------   --------------   --------------   --------------   --------------
      Net realized and unrealized gains
           (losses) on investments                     (150,903)         (17,295)         (33,190)         (36,336)         (13,804)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $     (158,264)  $      (18,385)  $      (35,429)  $      (37,851)  $      (14,441)
                                                 ==============   ==============   ==============   ==============   ==============


(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Series II Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                 AIM V.I. Dent      AIM V.I.                          AIM V.I.
                                                 Demographics II   Diversified     AIM V.I. Global   Government         AIM V.I.
                                                       (e)         Income II (e)   Utilities II (e) Securities II(e)  Growth II (e)
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $            -   $        5,702   $        2,560   $       33,832   $            -
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                              (452)            (332)            (234)          (7,394)          (1,165)
   Administrative expense                                   (33)             (23)             (18)            (520)             (81)
                                                 --------------   --------------   --------------   --------------   --------------
      Net investment income (loss)                         (485)           5,347            2,308           25,918           (1,246)
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                   13,097            1,903              234          120,167           22,248
   Cost of investments sold                              16,671            1,907              237          117,881           25,312
                                                 --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares             (3,574)              (4)              (3)           2,286           (3,064)

Realized gain distributions                                   -                -                -                -                -
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                        (3,574)              (4)              (3)           2,286           (3,064)

Change in unrealized gains (losses)                     (10,171)          (2,705)           1,618           16,989          (22,090)
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                      (13,745)          (2,709)           1,615           19,275          (25,154)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $      (14,230)  $        2,638   $        3,923   $       45,193   $      (26,400)
                                                 ==============   ==============   ==============   ==============   ==============

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Series II Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                      AIM V.I.     AIM V.I. Mid
                                                  AIM V.I. High   International      Cap Core       AIM V.I. Money    AIM V.I. New
                                                  Yield II (e)     Growth II (e)   Equity II (e)     Market II (e)  Technology II(e)
                                                 --------------   --------------   --------------   --------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $            -   $       11,104   $            -   $       28,712  $             -
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                              (589)         (21,852)          (4,225)         (46,600)             (97)
   Administrative expense                                   (45)          (1,549)            (279)          (3,309)              (6)
                                                 --------------   --------------   --------------   --------------   --------------
      Net investment income (loss)                         (634)         (12,297)          (4,504)         (21,197)            (103)
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                   21,825      159,628,073           91,643      206,167,528              595
   Cost of investments sold                              24,102      158,263,262           99,510      206,167,528              820
                                                 --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares             (2,277)       1,364,811           (7,867)               -             (225)

Realized gain distributions                                   -                -                -                -                -
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                        (2,277)       1,364,811           (7,867)               -             (225)

Change in unrealized gains (losses)                       3,173           (5,750)         (30,764)               -           (4,465)
                                                 --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                          896        1,359,061          (38,631)               -           (4,690)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $          262   $    1,346,764   $      (43,135)  $      (21,197)  $       (4,793)
                                                 ==============   ==============   ==============   ==============   ==============

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


-----------------------------------------------------------------

                                                   AIM Variable
                                                    Insurance
                                                  Funds Series II
                                                   Sub-Accounts
                                                  --------------

                                                  AIM V.I. Premier
                                                   Equity II (e)
                                                  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          907
Charges from Glenbrook Life and Annuity Company:
   Mortality and expense risk                             (1,959)
   Administrative expense                                   (131)
                                                  --------------
      Net investment income (loss)                        (1,183)
                                                  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                   105,747
   Cost of investments sold                              128,677
                                                  --------------

      Realized gains (losses) on fund shares             (22,930)

Realized gain distributions                                    -
                                                  --------------

      Net realized gains (losses)                        (22,930)

Change in unrealized gains (losses)                      (24,222)
                                                  --------------

      Net realized and unrealized gains
           (losses) on investments                       (47,152)
                                                  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $      (48,335)
                                                  ==============

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


-----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                            AIM V. I. Aggressive Growth        AIM V. I. Balanced          AIM V. I. Basic Value
                                            ---------------------------   ---------------------------   ---------------------------

                                                 2002           2001          2002           2001            2002         2001 (f)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   (451,762)  $   (586,490)  $    603,609   $    350,832   $   (199,894)  $     (5,247)
Net realized gains (losses)                   (3,863,329)    (2,094,236)    (3,771,447)      (722,333)      (855,333)        10,422
Change in unrealized gains (losses)           (5,043,020)   (11,843,492)   (10,012,907)    (8,515,591)    (3,581,981)       302,067
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                            (9,358,111)   (14,524,218)   (13,180,745)    (8,887,092)    (4,637,208)       307,242
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,218,614      5,419,724      1,235,404      8,207,801      2,209,955        581,033
Benefit Payments                                (352,377)      (986,440)    (1,921,378)    (1,332,345)      (314,941)             -
Payments on termination                       (2,516,411)    (2,415,110)    (5,168,428)    (4,760,941)    (1,140,728)       (68,527)
Contract maintenance charge                      (19,098)        (9,462)       (24,687)        (8,717)        (3,998)          (125)
Transfers among the sub-accounts
   and with the Fixed Account - net           (1,912,911)     2,570,870       (372,721)    16,287,441     14,265,061      5,204,764
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                  (3,582,183)     4,579,582     (6,251,810)    18,393,239     15,015,349      5,717,145
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (12,940,294)    (9,944,636)   (19,432,555)     9,506,147     10,378,141      6,024,387

NET ASSETS AT BEGINNING OF PERIOD             39,901,311     49,845,947     71,697,152     62,191,005      6,024,387              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 26,961,017   $ 39,901,311   $ 52,264,597   $ 71,697,152   $ 16,402,528   $  6,024,387
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    4,044,883      3,617,949      6,747,204      5,047,383        537,834              -
     Units issued                                748,961      1,682,962      1,500,082      3,304,223      2,238,771        562,476
     Units redeemed                           (1,219,245)    (1,256,028)    (2,237,047)    (1,604,402)      (869,081)       (24,642)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          3,574,599      4,044,883      6,010,239      6,747,204      1,907,524        537,834
                                            ============   ============   ============   ============   ============   ============

(f) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                            ----------------------------------------------------------------------------------------

                                               AIM V.I. Blue Chip        AIM V.I. Capital Appreciation  AIM V.I. Capital Development
                                            ---------------------------  ------------------------------ ----------------------------

                                                 2002           2001          2002          2001            2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   (338,462)  $   (346,322)  $ (1,577,668)  $ (2,275,153)  $   (239,580)  $   (234,979)
Net realized gains (losses)                   (3,470,914)    (1,249,125)   (13,797,572)     6,611,207       (585,497)      (238,144)
Change in unrealized gains (losses)           (4,482,268)    (5,126,241)   (18,974,421)   (54,677,048)    (3,724,443)    (1,278,063)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                            (8,291,644)    (6,721,688)   (34,349,661)   (50,340,994)    (4,549,520)    (1,751,186)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         873,392      7,300,318      1,103,073      8,611,955        746,530      2,907,345
Benefit Payments                                (505,230)      (345,587)    (2,166,321)    (3,399,213)      (262,248)       (65,322)
Payments on termination                       (1,768,740)    (1,257,389)   (10,040,137)   (11,905,663)    (1,735,228)    (1,064,244)
Contract maintenance charge                      (14,420)        (5,089)       (62,814)       (33,128)        (6,449)        (2,282)
Transfers among the sub-accounts
   and with the Fixed Account - net              519,786      8,723,152     (9,930,839)    (1,152,591)     2,066,412      2,926,556
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                    (895,212)    14,415,405    (21,097,038)    (7,878,640)       809,017      4,702,053
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (9,186,856)     7,693,717    (55,446,699)   (58,219,634)    (3,740,503)     2,950,867

NET ASSETS AT BEGINNING OF PERIOD             28,830,306     21,136,589    142,740,590    200,960,224     18,336,487     15,385,620
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 19,643,450   $ 28,830,306   $ 87,293,891   $142,740,590   $ 14,595,984   $ 18,336,487
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    4,265,729      2,388,583     12,150,515     12,601,281      1,603,305      1,210,753
     Units issued                              1,302,808      2,873,276      3,912,860      4,782,845        895,973        862,561
     Units redeemed                           (1,576,586)      (996,130)    (6,022,432)    (5,233,611)      (863,304)      (470,009)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          3,991,951      4,265,729     10,040,943     12,150,515      1,635,974      1,603,305
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                            ----------------------------------------------------------------------------------------

                                              AIM V. I. Core Equity (a)   AIM V. I. Dent Demographics   AIM V. I. Diversified Income
                                            ---------------------------   ---------------------------   ----------------------------

                                                 2002           2001          2002          2001            2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $ (1,548,810)  $ (2,590,742)  $   (178,070)  $   (248,484)  $  1,893,072   $  1,740,168
Net realized gains (losses)                   (9,357,855)    (1,858,694)    (3,744,887)    (2,398,627)    (1,009,890)      (517,431)
Change in unrealized gains (losses)          (16,558,772)   (52,700,673)    (1,510,475)    (5,213,499)      (681,608)      (604,006)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
    from operations                          (27,465,437)   (57,150,109)    (5,433,432)    (7,860,610)       201,574        618,731
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         852,544      9,767,402        217,214      3,278,717        467,502      2,202,391
Benefit Payments                              (3,808,172)    (4,138,755)      (150,780)      (425,430)      (850,840)      (896,839)
Payments on termination                      (12,605,751)   (14,779,353)    (1,054,792)      (932,552)    (2,794,211)    (3,202,535)
Contract maintenance charge                      (75,273)       (34,259)        (8,231)        (3,947)        (9,276)        (2,655)
Transfers among the sub-accounts
   and with the Fixed Account - net          (11,918,802)     8,019,682     (1,772,707)     3,219,206      1,452,327      3,583,620
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                 (27,555,454)    (1,165,283)    (2,769,296)     5,135,994     (1,734,498)     1,683,982
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (55,020,891)   (58,315,392)    (8,202,728)    (2,724,616)    (1,532,924)     2,302,713

NET ASSETS AT BEGINNING OF PERIOD            173,754,869    232,070,261     17,518,004     20,242,620     31,105,821     28,803,108
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $118,733,978   $173,754,869   $  9,315,276   $ 17,518,004   $ 29,572,897   $ 31,105,821
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period   15,351,894     14,969,506      3,266,521      2,537,018      2,912,251      2,697,654
     Units issued                              2,260,914      4,218,044        397,925      1,660,037        947,710      1,062,066
     Units redeemed                           (4,927,557)    (3,835,656)    (1,066,530)      (930,534)    (1,084,396)      (847,469)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period         12,685,251     15,351,894      2,597,916      3,266,521      2,775,565      2,912,251
                                            ============   ============   ============   ============   ============   ============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


-----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                            AIM V. I. Global Utilities  AIM V. I. Government Securities      AIM V. I. Growth
                                            --------------------------- ------------------------------- ---------------------------

                                                 2002           2001          2002          2001            2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    172,398   $    (46,582)  $    551,804   $    767,192   $ (1,175,199)  $ (1,589,078)
Net realized gains (losses)                   (3,049,436)     1,072,097        428,857        327,447    (19,660,641)    (8,380,812)
Change in unrealized gains (losses)           (1,765,147)    (8,761,111)     3,225,294        291,762    (14,054,565)   (55,292,631)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                            (4,642,185)    (7,735,596)     4,205,955      1,386,401    (34,890,405)   (65,262,521)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          22,086      1,824,141        740,599      2,752,850        706,547      8,044,774
Benefit Payments                                (479,596)      (589,739)      (675,971)    (1,138,351)    (1,710,770)    (3,284,958)
Payments on termination                       (1,396,854)    (1,627,923)    (5,067,169)    (2,669,691)    (7,801,835)    (9,707,815)
Contract maintenance charge                       (6,982)        (3,893)       (14,871)        (1,805)       (49,957)       (25,018)
Transfers among the sub-accounts
   and with the Fixed Account - net           (1,577,275)     2,353,032     28,779,230     16,969,999     (8,985,827)     2,840,845
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                  (3,438,621)     1,955,618     23,761,818     15,913,002    (17,841,842)    (2,132,172)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (8,080,806)    (5,779,978)    27,967,773     17,299,403    (52,732,247)   (67,394,693)

NET ASSETS AT BEGINNING OF PERIOD             18,355,167     24,135,145     41,102,134     23,802,731    116,023,017    183,417,710
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 10,274,361   $ 18,355,167   $ 69,069,907   $ 41,102,134   $ 63,290,770   $116,023,017
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    1,756,597      1,583,923      3,486,107      2,095,090     12,909,200     12,817,231
     Units issued                                582,387        886,637      3,636,641      2,725,167      1,336,155      3,524,477
     Units redeemed                             (990,661)      (713,963)    (1,699,675)    (1,334,150)    (3,843,723)    (3,432,508)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          1,348,323      1,756,597      5,423,073      3,486,107     10,401,632     12,909,200
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


------------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                            ----------------------------------------------------------------------------------------

                                                                         AIM V.I. International Growth  AIM V.I. Mid Cap Core Equity
                                                AIM V.I. High Yield                    (b)                           (c)
                                            ---------------------------   ---------------------------   ---------------------------

                                                 2002           2001          2002          2001            2002           2001 (f)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   (184,621)  $  1,585,547   $   (387,015)  $   (711,504)  $   (112,738)  $     (1,589)
Net realized gains (losses)                   (1,826,501)    (1,548,013)    (5,672,735)    (3,262,676)      (186,777)         8,716
Change in unrealized gains (losses)              920,127     (1,171,763)    (2,143,653)   (15,234,541)    (1,091,543)       136,398
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                            (1,090,995)    (1,134,229)    (8,203,403)   (19,208,721)    (1,391,058)       143,525
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         269,694      1,708,456        527,955      2,663,259      1,042,320        298,980
Benefit Payments                                (120,185)      (492,568)      (924,312)    (1,190,727)      (123,018)             -
Payments on termination                       (1,519,772)    (1,701,505)    (3,943,089)    (4,608,720)      (539,057)       (10,545)
Contract maintenance charge                       (4,710)        (1,745)       (22,477)        (9,983)        (2,312)           (85)
Transfers among the sub-accounts
   and with the Fixed Account - net              776,193      3,276,727     (4,135,382)      (440,578)     8,234,032      2,955,092
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                    (598,780)     2,789,365     (8,497,305)    (3,586,749)     8,611,965      3,243,442
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,689,775)     1,655,136    (16,700,708)   (22,795,470)     7,220,907      3,386,967

NET ASSETS AT BEGINNING OF PERIOD             14,594,277     12,939,141     54,464,189     77,259,659      3,386,967              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 12,904,502   $ 14,594,277   $ 37,763,481   $ 54,464,189   $ 10,607,874   $  3,386,967
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    1,943,274      1,625,261      5,562,603      5,754,101        298,190              -
     Units issued                                663,687      1,211,374      7,305,925      4,013,124      1,114,783        307,351
     Units redeemed                             (754,229)      (893,361)    (8,178,050)    (4,204,622)      (347,730)        (9,161)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          1,852,732      1,943,274      4,690,478      5,562,603      1,065,243        298,190
                                            ============   ============   ============   ============   ============   ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(f) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                               AIM V.I. Money Market        AIM V.I. New Technology     AIM V.I. Premier Equity (d)
                                            ---------------------------   ---------------------------   ---------------------------

                                                 2002           2001          2002          2001            2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   (129,281)  $  1,003,511   $   (107,692)  $     87,766   $ (1,916,970)  $ (3,312,096)
Net realized gains (losses)                            -              -     (6,031,345)     2,569,158    (17,947,171)     3,408,314
Change in unrealized gains (losses)                    -              -        944,298    (11,381,889)   (51,552,948)   (42,016,652)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (129,281)     1,003,511     (5,194,739)    (8,724,965)   (71,417,089)   (41,920,434)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       4,008,649     11,973,084        147,681      2,413,520      1,730,803     12,357,533
Benefit Payments                              (2,220,344)    (2,574,812)       (62,183)      (161,354)    (4,234,945)    (6,164,071)
Payments on termination                      (21,845,931)   (12,588,808)      (481,682)      (585,001)   (16,353,691)   (20,647,317)
Contract maintenance charge                      (16,880)        (3,368)        (5,502)        (3,060)      (106,233)       (63,438)
Transfers among the sub-accounts
   and with the Fixed Account - net           18,312,829     36,702,059       (598,355)     2,705,857    (20,199,599)     5,742,979
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                  (1,761,677)    33,508,155     (1,000,041)     4,369,962    (39,163,665)    (8,774,314)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,890,958)    34,511,666     (6,194,780)    (4,355,003)  (110,580,754)   (50,694,748)

NET ASSETS AT BEGINNING OF PERIOD             66,237,282     31,725,616     11,614,896     15,969,899    243,093,707    293,788,455
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 64,346,324   $ 66,237,282   $  5,420,116   $ 11,614,896   $132,512,953   $243,093,707
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    5,843,413      2,811,647      1,591,157      1,107,508     19,727,925     19,887,036
     Units issued                             16,594,284     14,784,414        244,373      1,059,677      2,349,719      4,729,203
     Units redeemed                          (16,739,323)   (11,752,648)      (465,730)      (576,028)    (6,341,231)    (4,888,314)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          5,698,374      5,843,413      1,369,800      1,591,157     15,736,413     19,727,925
                                            ============   ============   ============   ============   ============   ============

(d) Previously known as AIM V. I. Value

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


------------------------------------------------------------------------------------------------------------------------------------

                                                         AIM Variable Insurance Funds Series II Sub-Accounts
                                         -------------------------------------------------------------------------------------------
                                                                                                       AIM V.I.
                                           AIM V.I.                                                    Capital      AIM V.I. Capital
                                           Aggressive     AIM V.I.    AIM V.I. Basic  AIM V.I. Blue Appreciation II  Development II
                                         Growth II(e)  Balanced II(e)   Value II(e)    Chip II(e)         (e)            (e)
                                         ------------   ------------   ------------   ------------   ------------   ----------------

                                               2002          2002          2002           2002           2002            2002
                                         ------------   ------------   ------------   ------------   ------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $     (7,106)  $      6,605   $     (7,361)  $     (1,090)  $     (2,239)  $     (1,515)
Net realized gains (losses)                   (97,580)        (1,521)       (39,207)        (3,533)        (1,610)        (6,654)
Change in unrealized gains (losses)           (26,996)       (23,212)      (111,696)       (13,762)       (31,580)       (29,682)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                           (131,682)       (18,128)      (158,264)       (18,385)       (35,429)       (37,851)
                                         ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                      282,490        209,138        991,052        127,463        278,372        203,484
Benefit payments                                    -              -           (456)             -              -              -
Payments on termination                          (635)        (6,517)       (20,450)        (1,499)        (2,005)          (767)
Contract administration charge                      -              -              -              -              -              -
Transfers among the sub-accounts
   and with the Fixed Account - net           102,344        153,467         51,743        122,307         26,808          7,721
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                  384,199        356,088      1,021,889        248,271        303,175        210,438
                                         ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             252,517        337,960        863,625        229,886        267,746        172,587

NET ASSETS AT BEGINNING OF PERIOD                   -              -              -              -              -              -
                                         ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD              $    252,517   $    337,960   $    863,625   $    229,886   $    267,746   $    172,587
                                         ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period         -              -              -              -              -              -
     Units issued                           4,456,475         42,745        138,845         33,447         37,195         28,107
     Units redeemed                        (4,424,989)        (1,886)       (25,827)        (3,616)        (1,105)        (5,749)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          31,486         40,859        113,018         29,831         36,090         22,358
                                         ============   ============   ============   ============   ============   ============

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Series II Sub-Accounts
                                           ----------------------------------------------------------------------------------------
                                                                                                          AIM V.I.
                                                          AIM V.I. Dent     AIM V.I.    AIM V.I. Global Government
                                           AIM V.I. Core Demographics II  Diversified    Utilities II   Securities II    AIM V.I.
                                            Equity II(e)      (e)         Income II(e)       (e)             (e)       Growth II(e)
                                            ------------   ------------   ------------   ------------   ------------   ------------

                                                 2002           2002           2002            2002         2002            2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $       (637)  $       (485)  $      5,347   $      2,308   $     25,918   $     (1,246)
Net realized gains (losses)                       (3,802)        (3,574)            (4)            (3)         2,286         (3,064)
Change in unrealized gains (losses)              (10,002)       (10,171)        (2,705)         1,618         16,989        (22,090)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (14,441)       (14,230)         2,638          3,923         45,193        (26,400)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         113,452         59,430         48,417         44,263      1,159,765        117,742
Benefit payments                                       -              -           (441)             -           (443)             -
Payments on termination                          (12,567)          (462)        (1,158)             -        (29,664)        (8,341)
Contract administration charge                         -              -              -              -              -              -
Transfers among the sub-accounts
   and with the Fixed Account - net               22,257         47,304         26,803         31,349        697,466        118,384
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                     123,142        106,272         73,621         75,612      1,827,124        227,785
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                108,701         92,042         76,259         79,535      1,872,317        201,385

NET ASSETS AT BEGINNING OF PERIOD                      -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    108,701   $     92,042   $     76,259   $     79,535   $  1,872,317   $    201,385
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period            -              -              -              -              -              -
     Units issued                                 17,465         15,531          7,825         10,127        186,240         32,023
     Units redeemed                               (4,352)        (1,745)          (199)             -        (12,228)        (2,350)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             13,113         13,786          7,626         10,127        174,012         29,673
                                            ============   ============   ============   ============   ============   ============

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


-----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                            AIM V.I.      AIM V.I. Mid    AIM V.I.                       AIM V.I.
                                           AIM V.I. High  International     Cap Core        Money       AIM V.I. New      Premier
                                           Yield II(e)     Growth II(e)   Equity II(e)   Market II(e) Technology II(e) Equity II(e)
                                            ------------   ------------   ------------   ------------   ------------   ------------

                                               2002           2002           2002            2002           2002            2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $       (634)  $    (12,297)  $     (4,504)  $    (21,197)  $       (103)  $     (1,183)
Net realized gains (losses)                       (2,277)     1,364,811         (7,867)             -           (225)       (22,930)
Change in unrealized gains (losses)                3,173         (5,750)       (30,764)             -         (4,465)       (24,222)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                                   262      1,346,764        (43,135)       (21,197)        (4,793)       (48,335)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          39,460         52,396        584,937     20,258,408         18,782        286,016
Benefit payments                                       -              -           (457)             -              -              -
Payments on termination                             (264)          (349)        (2,968)   (13,960,823)          (491)        (3,574)
Contract administration charge                         -              -              -              -              -              -
Transfers among the sub-accounts
   and with the Fixed Account - net               91,831     (1,338,192)        61,099      1,315,314           (238)         2,464
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                     131,027     (1,286,145)       642,611      7,612,899         18,053        284,906
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                131,289         60,619        599,476      7,591,702         13,260        236,571

NET ASSETS AT BEGINNING OF PERIOD                      -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    131,289   $     60,619   $    599,476   $  7,591,702   $     13,260   $    236,571
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period            -              -              -              -              -              -
     Units issued                                 16,888     20,881,535         75,275     24,766,673          2,311         48,054
     Units redeemed                               (2,766)   (20,874,212)        (6,662)   (24,002,856)           (81)       (13,492)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             14,122          7,323         68,613        763,817          2,230         34,562
                                            ============   ============   ============   ============   ============   ============

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.    ORGANIZATION

      Glenbrook Life and Annuity Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Glenbrook Life issues four variable annuity contracts, the AIM Lifetime Plus(SM), AIM Lifetime Plus(SM) II, the AIM Lifetime Enhanced Choice, and the AIM Lifetime America Variable Annuity Series (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       AIM VARIABLE INSURANCE FUNDS
            AIM V.I. Aggressive Growth                            AIM V.I. Government Securities
            AIM V.I. Balanced                                     AIM V.I. Growth
            AIM V.I. Basic Value                                  AIM V.I. High Yield
            AIM V.I. Blue Chip                                    AIM V.I. International Growth (Previously
            AIM V.I. Capital Appreciation                             known as AIM V.I. International Equity)
            AIM V.I. Capital Development                          AIM V.I. Mid Cap Core Equity (Previously
            AIM V.I. Core Equity (Previously                          known as AIM V.I. Mid Cap Equity)
                known as AIM V.I. Growth and                      AIM V.I. Money Market
                Income)                                           AIM V.I. New Technology
            AIM V.I. Dent Demographics                            AIM V.I. Premier Equity (Previously
            AIM V.I. Diversified Income                               known as AIM V.I. Value)
            AIM V.I. Global Utilities

       AIM VARIABLE INSURANCE FUNDS SERIES II
            AIM V. I. Aggressive Growth II                        AIM V. I. Global Utilities II
            AIM V. I. Balanced II                                 AIM V. I. Government Securities II
            AIM V. I. Basic Value II                              AIM V. I. Growth II
            AIM V. I. Blue Chip II                                AIM V. I. High Yield II
            AIM V. I. Capital Appreciation II                     AIM V. I. International Growth II
            AIM V. I. Capital Development II                      AIM V. I. Mid Cap Core Equity II
            AIM V. I. Core Equity II                              AIM V. I. Money Market II
            AIM V. I. Dent Demographics II                        AIM V. I. New Technology II
            AIM V. I. Diversified Income II                       AIM V. I. Premier Equity II

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.00% to 2.30% per annum of the daily net assets of the Account, based on the Contracts and rider options selected. The mortality and expense risk charge is recognized as a reduction in the accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contracts. The administrative expense charge is recognized as a reduction in the accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the life of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2002 were as follows:


                                                                             Purchases
                                                                          ---------------
    Investments in the AIM Variable Insurance Funds
      Sub-Accounts:
          AIM V. I. Aggressive Growth                                     $     3,672,615
          AIM V. I. Balanced                                                    9,163,279
          AIM V. I. Basic Value                                                19,946,438
          AIM V. I. Blue Chip                                                   5,425,990
          AIM V. I. Capital Appreciation                                       19,979,169
          AIM V. I. Capital Development                                         7,091,726
          AIM V. I. Core Equity (a)                                             6,156,559
          AIM V. I. Dent Demographics                                           1,004,425
          AIM V. I. Diversified Income                                          8,025,812
          AIM V. I. Global Utilities                                            1,648,634
          AIM V. I. Government Securities                                      34,081,074
          AIM V. I. Growth                                                      3,273,152
          AIM V. I. High Yield                                                  3,454,126
          AIM V. I. International Growth (b)                                   36,504,834
          AIM V. I. Mid Cap Core Equity (c)                                    10,640,522
          AIM V. I. Money Market                                               90,966,928
          AIM V. I. New Technology                                                834,367
          AIM V. I. Premier Equity (d)                                          5,494,286

    Investments in the AIM Variable Insurance Funds Series II
      Sub-Accounts:
          AIM V. I. Aggressive Growth II (e)                                   39,127,782
          AIM V. I. Balanced II (e)                                               400,055
          AIM V. I. Basic Value II (e)                                          1,290,809
          AIM V. I. Blue Chip II (e)                                              292,818
          AIM V. I. Capital Appreciation II (e)                                   334,241
          AIM V. I. Capital Development II (e)                                    268,988
          AIM V. I. Core Equity II (e)                                            158,959
          AIM V. I. Dent Demographics II (e)                                      118,885
          AIM V. I. Diversified Income II (e)                                      80,871
          AIM V. I. Global Utilities II (e)                                        78,155
          AIM V. I. Government Securities II (e)                                1,973,209
          AIM V. I. Growth II (e)                                                 248,787
          AIM V. I. High Yield II (e)                                             152,219
          AIM V. I. International Growth II (e)                               158,329,631
          AIM V. I. Mid Cap Core Equity II (e)                                    729,750
          AIM V. I. Money Market II (e)                                       213,759,230
          AIM V. I. New Technology II (e)                                          18,544
          AIM V. I. Premier Equity II (e)                                         389,470
                                                                          ---------------

                                                                          $   685,116,339
                                                                          ===============

(a) Previously known as AIM V. I. Growth and Income
(b) Previously known as AIM V. I. International Equity
(c) Previously known as AIM V. I. Mid Cap Equity
(d) Previously known as AIM V. I. Value
(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS

    The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Glenbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

    As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

      * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

      ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

      *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.


                                                     At December 31,               For the year ended December 31,
                                                   -------------------- -----------------------------------------------------------

                                                       Accumulation       Investment          Expense                 Total
                                                       Unit Value        Income Ratio*         Ratio**              Return***
                                                   -------------------- ---------------  -----------------   ----------------------
Investments in the AIM Variable Insurance Funds
   Sub-Accounts:
   AIM V. I. Aggressive Growth
        2002                                        $ 5.01 -    $ 8.58        0.00 %     1.10 % -    1.70 %   -23.97 % -  -23.51  %
        2001                                          6.58 -     11.21        0.00       1.10   -    1.70     -27.32   -  -26.88
   AIM V. I. Balanced
        2002                                          6.85 -      9.07        2.31       1.10   -    1.70     -18.50   -  -18.01
        2001                                          8.40 -     11.07        1.84       1.10   -    1.70     -12.93   -  -12.40
   AIM V. I. Basic Value
        2002                                          8.57 -      8.63        0.00       1.10   -    1.70     -23.46   -  -23.00
        2001 (f)                                     11.19 -     11.21        0.20       1.10   -    1.70      11.93   -   12.10
   AIM V. I. Blue Chip
        2002                                          4.88 -      4.95        0.00       1.10   -    1.70     -27.41   -  -26.97
        2001                                          6.24 -      6.78        0.02       1.10   -    1.70     -23.85   -  -23.39
   AIM V. I. Capital Appreciation
        2002                                          4.81 -     10.57        0.00       1.10   -    1.70     -25.63   -  -25.18
        2001                                          6.47 -     14.18        0.00       1.10   -    1.70     -24.58   -  -24.13

(f) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 At December 31,               For the year ended December 31,
                                               -------------------- -----------------------------------------------------------

                                                   Accumulation       Investment          Expense                 Total
                                                   Unit Value        Income Ratio*         Ratio**              Return***
                                               -------------------- ---------------  -----------------   ----------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Capital Development
        2002                                     $ 7.02 -    $ 9.67        0.00 %     1.10 % -    1.70 %   -22.68 % -  -22.22  %
        2001                                       9.07 -     12.44        0.00       1.10   -    1.70      -9.64   -   -9.10
      AIM V. I. Core Equity (a)
        2002                                       5.40 -     12.86        0.30       1.10   -    1.70     -17.01   -  -16.51
        2001                                       6.50 -     15.46        0.04       1.10   -    1.70     -24.14   -  -23.68
      AIM V. I. Dent Demographics
        2002                                       3.52 -      3.72        0.00       1.10   -    1.70     -33.35   -  -32.94
        2001                                       5.28 -      5.57        0.00       1.10   -    1.70     -33.07   -  -32.66
      AIM V. I. Diversified Income
        2002                                       9.68 -     11.89        7.60       1.10   -    1.70       0.57   -    1.18
        2001                                       9.62 -     11.79        7.21       1.10   -    1.70       1.84   -    2.45
      AIM V. I. Global Utilities
        2002                                       4.92 -     10.26        2.53       1.10   -    1.70     -26.79   -  -26.35
        2001                                       6.72 -     13.98        1.24       1.10   -    1.70     -29.15   -  -28.72
      AIM V. I. Government Securities
        2002                                      12.03 -     13.76        2.31       1.10   -    1.70       7.75   -    8.40
        2001                                      11.17 -     12.74        3.68       1.10   -    1.70       4.61   -    5.24
      AIM V. I. Growth
        2002                                       3.38 -      8.78        0.00       1.10   -    1.70     -32.14   -  -31.73
        2001                                       4.99 -     12.90        0.19       1.10   -    1.70     -35.01   -  -34.61
      AIM V. I. High Yield
        2002                                       6.83 -      7.35        0.00       1.10   -    1.70      -7.43   -   -6.87
        2001                                       7.16 -      7.93       12.93       1.10   -    1.70      -6.61   -   -6.04
      AIM V. I. International Growth (b)
        2002                                       5.25 -      9.96        0.57       1.10   -    1.70     -17.10   -  -16.60
        2001                                       6.33 -     11.98        0.28       1.10   -    1.70     -24.83   -  -24.37
      AIM V. I. Mid Cap Core Equity (c)
        2002                                       9.92 -      9.99        0.00       1.10   -    1.70     -12.60   -  -12.07
        2001 (f)                                  11.35 -     11.37        0.23       1.10   -    1.70      13.50   -   13.67

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(f) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                    At December 31,               For the year ended December 31,
                                                  -------------------- -----------------------------------------------------------

                                                      Accumulation       Investment          Expense                  Total
                                                       Unit Value        Income Ratio*         Ratio**              Return***
                                                  -------------------- ---------------  -----------------   ----------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Money Market
        2002                                      $ 10.39 -   $ 12.20        1.16 %     1.10 % -    1.70 %    -0.52 % -    0.08  %
        2001                                        10.44 -     12.23        3.58       1.10   -    1.70       1.87   -    2.48
      AIM V. I. New Technology
        2002                                         1.95 -      5.71        0.00       1.10   -    1.70     -46.06   -  -45.73
        2001                                         3.62 -     10.52        1.82       1.10   -    1.70     -48.36   -  -48.05
      AIM V. I. Premier Equity (d)
        2002                                         5.03 -     11.26        0.29       1.10   -    1.70     -31.44   -  -31.02
        2001                                         7.33 -     16.38        0.12       1.10   -    1.70     -14.05   -  -13.53

Investments in the AIM Variable Insurance Funds Series II
  Sub-Accounts:
      AIM V. I. Aggressive Growth II
        2002 (e)                                     8.00 -      8.05        0.00       1.30   -    2.00     -20.01   -  -19.59
      AIM V. I. Balanced II
        2002 (e)                                     8.23 -      8.29        5.20       1.30   -    2.00     -17.69   -  -17.14
      AIM V. I. Basic Value II
        2002 (e)                                     7.61 -      7.66        0.00       1.30   -    2.00     -23.90   -  -23.35
      AIM V. I. Blue Chip II
        2002 (e)                                     7.67 -      7.72        0.00       1.30   -    2.00     -23.32   -  -22.83
      AIM V. I. Capital Appreciation II
        2002 (e)                                     7.40 -      7.45        0.00       1.30   -    2.00     -26.03   -  -25.50
      AIM V. I. Capital Development II
        2002 (e)                                     7.68 -      7.74        0.00       1.30   -    2.00     -23.18   -  -22.63
      AIM V. I. Core Equity II
        2002 (e)                                     8.25 -      8.31        0.73       1.30   -    2.00     -17.48   -  -16.89


(d) Previously known as AIM V. I. Value

(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)


                                             At December 31,               For the year ended December 31,
                                           -------------------- -----------------------------------------------------------

                                               Accumulation       Investment          Expense               Total
                                               Unit Value        Income Ratio*         Ratio**              Return***
                                           -------------------- ---------------  -----------------   ----------------------
Investments in the AIM Variable Insurance Funds Series II
  Sub-Accounts (continued):

      AIM V. I. Dent Demographics II
        2002 (e)                             $ 6.66 -    $ 6.69        0.00 %     1.30 % -    1.70 %   -33.41 % -  -33.14  %
      AIM V. I. Diversified Income II
        2002 (e)                               9.97 -     10.02       14.95       1.30   -    1.90      -0.33   -    0.22
      AIM V. I. Global Utilities II
        2002 (e)                               7.84 -      7.86        6.44       1.30   -    1.60     -21.59   -  -21.38
      AIM V. I. Government Securities II
        2002 (e)                              10.71 -     10.78        3.61       1.30   -    2.00       7.07   -    7.83
      AIM V. I. Growth II
        2002 (e)                               6.75 -      6.80        0.00       1.30   -    2.00     -32.49   -  -32.01
      AIM V. I. High Yield II
        2002 (e)                               9.24 -      9.30        0.00       1.30   -    2.00      -7.55   -   -6.96
      AIM V. I. International Growth II
        2002 (e)                               8.25 -      8.30       36.64       1.30   -    1.90     -17.49   -  -16.98
      AIM V. I. Mid Cap Core Equity II
        2002 (e)                               8.70 -      8.76        0.00       1.30   -    2.00     -12.98   -  -12.36
      AIM V. I. Money Market II
        2002 (e)                               9.89 -      9.96        0.76       1.30   -    2.00      -1.11   -   -0.41
      AIM V. I. New Technology II
        2002 (e)                               5.94 -      5.96        0.00       1.30   -    1.70     -40.62   -  -40.40
      AIM V. I. Premier Equity II
        2002 (e)                               6.82 -      6.87        0.77       1.30   -    1.90     -31.77   -  -31.35




(e) For the Period Beginning January 1, 2002 and Ended December 31, 2002

                                     PART C
                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

Glenbrook Life and Annuity Company Financial Statements are contained in Part B of this Registration Statement. The Financial Statements of Glenbrook Life and Annuity Company Separate Account A also are contained in Part B of this Registration Statement.

     (b) EXHIBITS


(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996.)


(2) Not Applicable


(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995.)

(4)(a) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract (Previously filed in Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-69660) dated November 29, 2001).

(4)(b) Form of Enhanced Death Benefit Rider. (Previously filed in Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-69660) dated November 29, 2001).

(4)(c) Form of Enhanced Earnings Death Benefit Rider. (Previously filed in Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-69660) dated November 29, 2001).

(4)(d) Form of Income Benefit Rider. (Previously file in Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-69660) dated November 29, 2001).

(5) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract Application (Previously filed in Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-69660) dated November 29, 2001).

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(7) Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated November 22, 1995.)

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996.)

(9) (a) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-69660) dated April 24, 2002.)

(10)(a) Independent Auditors' Consent filed herewith.

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations. (Previously filed in Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-69660) dated November 29, 2001).

(13)(b) Performance Data Calculations filed herewith.

(14) Not applicable

(99) (a) Powers of Attorney for Thomas J. Wilson, Michael J. Velotta, Samuel H. Pilch, Margaret G. Dyer, John C. Lounds, J. Kevin McCarthy, and Marla G. Friedman (Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Form N-4 Registration Statement (File No. 333-50879) dated April 18, 2001.

(99) (b) Powers of Attorney for Steven E. Shebik previously filed in Registrant's Form N-4 to Registration Statement (File No. 333-69668) filed September 19, 2001.

(99) (c) Power of Attorney for Casey J. Sylla filed herewith.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS                  DEPOSITOR OF THE ACCOUNT

Margaret G. Dyer                  Director
Marla G. Friedman                 Director and Vice President
John C. Lounds                    Director
J. Kevin McCarthy                 Director
Steven E. Shebik                  Director, Vice President and Chief Financial
                                  Officer
Casey J. Sylla                    Director, President and Chief Executive
                                  Officer
Michael J. Velotta                Director, Vice President, General Counsel
                                  and Secretary
Eric A. Simonson                  Senior Vice President and Chief Investment
                                  Officer
Samuel H. Pilch                   Group Vice President and Controller
Karen C. Gardner                  Vice President
John R. Hunter                    Vice President
Kevin R. Slawin                   Vice President
J. Eric Smith                     Vice President
James P. Zils                     Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief Privacy
                                  Officer
Barry S. Paul                     Assistant Vice President and Assistant
                                  Treasurer
Robert L. Park                    Assistant Vice President and Chief Compliance
                                  Officer
Joseph P. Rath                    Assistant Vice President, Assistant General
                                  Counsel and Assistant Secretary
Lisa Flanary                      Assistant Vice President
Timothy N. Vander Pas             Assistant Vice President
William F. Emmons                 Assistant Secretary
Susan L. Lees                     Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Mary J. McGinn                    Assistant Secretary
Patricia W. Wilson                Assistant Treasurer
Errol Cramer                      Appointed Actuary

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 28, 2003 (File No. 1-11840). See 10-K Commission File #1-11840, The Allstate Corporation.


27. NUMBER OF CONTRACT OWNERS


Not Applicable.


28. INDEMNIFICATION


The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. ("Principal Underwriter"), provide for the indemnification of The directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim; issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Assurance Company Separate Account B Allstate Financial Advisors Separate Account I Allstate Life Insurance Company Separate Account A Allstate Life Variable Life Separate Account A Allstate Life of New York Separate Account A Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account Charter National Variable Account Glenbrook Life and Annuity Company Separate Account A Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account Glenbrook Life Discover Variable Account A Glenbrook Life Variable Life Separate Account A Glenbrook Life Multi-Manager Variable Account Glenbrook Life Scudder Variable Account A Glenbrook Life AIM Variable Separate Account A Intramerica Variable Annuity Account Lincoln Benefit Life Variable Annuity Account Lincoln Benefit Life Variable Account

(b) The directors and principal officers of the principal underwriter are:


Name and                            Position and Officer with
Principal Business Address          Depositor of the Account

John R. Hunter                      Director, President and Chief Executive
                                    Officer
Casey J. Sylla                      Director
Michael J. Velotta                  Director and Secretary
Marion Goll                         Vice President, Treasurer and Financial
                                    Operations Principal
Brent H. Hamann                     Vice President
Andrea J. Schur                     Vice President
Lisa A. Burnell                     Assistant Vice President and Compliance
                                    Officer
Joanne M. Derrig                    Assistant Vice President and Chief Privacy
                                    Officer
Joseph P. Rath                      Assistant Vice President, Assistant General
                                    Counsel and Assistant Secretary
William F. Emmons                   Assistant Secretary
Susan L. Lees                       Assistant Secretary
Barry S. Paul                       Assistant Treasurer
James P. Zils                       Assistant Treasurer
Mary Claire Sheehy                  Chief Operations Officer

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.


None.

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Registrant represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus (es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.






                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Separate Account A certifies that it meets the requirement of Securities Act Rule 485 for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on April 1st , 2003.



                                  GLENBROOK LIFE AND ANNUITY COMPANY
                                  SEPARATE ACCOUNT A
                                  (REGISTRANT)

                                  BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                  (DEPOSITOR)



                                  By:/s/MICHAEL J. VELOTTA
                                  Michael J. Velotta
                                  Vice President, Secretary and General
                                  Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on April 1st, 2003.


*/MARGARET G. DYER
 ---------------------------      Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN               Director and Vice President
----------------------------
Marla G. Friedman

*/JOHN C. LOUNDS                  Director
----------------------------
John C. Lounds

*/J. KEVIN MCCARTHY               Director
----------------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                 Controller and Group Vice President
----------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                Director, Vice President and Chief Financial
----------------------------      Officer (Principal Financial Officer)
Steven E. Shebik

CASEY J. SYLLA                   Director, President and Chief Executive Officer
 -------------------------        (Principal Executive Officer)
Casey J. Sylla

/s/ MICHAEL J. VELOTTA            Director, Vice President, General Counsel and
---------------------------       Secretary
Michael J. Velotta


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.


                                  Exhibit List

(10)(a) Independent Auditors' Consent
(13)(b) Performance Data Calculations
(99)(c) Power of Attorney for Casey J. Sylla